As filed with the Securities and Exchange Commission on  May 9 , 2013
Investment Company Act File No. 811-22595
1933 Act File No. 333-176227
===============================================================
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

(Check Appropriate Box or Boxes)
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. 3
[   ] Post-Effective Amendment No. __
FSI Low Beta Absolute Return Fund
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-20 8 6

and

Gary W. Gould, Principal Executive Officer
FSI Low Beta Absolute Return Fund
320 South Boston, Suite 1130, Tulsa, OK 74103-4700

COPIES TO: Leslie K. Klenk, Esq.
Bernstein Shur, Sawyer & Nelson
100 Middle Street
Portland, ME 04104-5029
(207) 774-1200

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connections with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective:
[X] When declared effective pursuant to Section 8(c) under the Securities Act of 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of	Amount Being	Proposed	Proposed	Amount of
Securities	Registered (1)	Maximum	Maximum	Registration
Being		Offering Price	Aggregate	Fees (1)
Registered		Per Unit	Offering Price
Units of Fund	1,000,000 units	$100	$100,000,000	$11,460
Interest par
value $0.001
(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FSI LOW BETA ABSOLUTE RETURN FUND

Managed by Financial Solutions, Inc.
(the “Adviser”)

PROSPECTUS

May 15 , 2013

	Registrant’s Price to Public(1)	Registrant’s Sales Load	Proceeds to Registrant
Per Unit	Current NAV	None	Amount invested at
current NAV
Total
(1) Issued at current net asset value (“NAV”), which varies.

This Prospectus sets forth concisely the information that a prospective investor should know before investing in FSI Low Beta Absolute Return Fund (the “Fund”).  The Fund’s investment objective is to seek attractive risk adjusted rates of return, “Alpha,” with a risk profile and volatility that is similar to that of the Barclays Capital Aggregate Bond Index. There can be no assurance that the Fund will achieve its investment objective.  Please read and retain this Prospectus for future reference. A Statement of Additional Information (the “SAI”) regarding the Fund, dated  May 15 , 2013 has been filed with the Securities and Exchange Commission (the “SEC”). You may obtain free copies of the SAI and the Fund’s annual and semi-annual reports to unitholders, request other information about the Fund and make other inquiries by calling the Fund toll-free at (877) 379-7380.

These materials are also available without charge by visiting the Fund’s site www.FSI-Advisoryfunds.com or by writing to the Fund at P.O. Box 588 Portland, Maine 04112. A table of contents to the SAI is located on the back cover of this Prospectus. This Prospectus incorporates by reference the entire SAI (together with any supplement to it). These materials are also available at the SEC’s website http://www.sec.gov.

In making an investment decision, a prospective investor must rely upon his, her or its own examination of the Fund and the terms of the offering, including the merits and risks involved in an investment in the Fund’s units of beneficial interest (“Units”) described in this Prospectus.

•	Units are not suitable for an investor if the investor needs access to the money it invests. See “Certain Risk Factors” and “Repurchases and Transfers of Units.”

•	An investor in Units (each a “Unitholder”) may not have access to the money it invests for an indefinite period of time.

•	A Unitholder should not expect to be able to sell its Units regardless of how the Fund performs.

•	The Units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, any secondary trading market for the Units.

•
A Unitholder does not have the right to require the Fund to redeem or repurchase its units.  Repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Fund’s Board of Trustees (the "Board"), in its sole discretion. The maximum number of Units that will be repurchased by the Fund during any repurchase offer generally is not expected to have a value that exceeds 25% of the Fund’s aggregate NAV on the designated valuation date. See “Repurchase and Transfer of Units.”

•
Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time (the “Declaration of Trust”).

•	Because a Unitholder may be unable to sell its Units, the Unitholder will be unable to reduce its exposure on any market downturn.

AN INVESTMENT IN THE FUND SHOULD BE CONSIDERED A SPECULATIVE INVESTMENT THAT ENTAILS A HIGH DEGREE OF RISK AND UNITS OF THE FUND ARE ONLY AVAILABLE FOR PURCHASE BY CERTAIN ELIGIBLE INVESTORS AS DESCRIBED IN THIS PROSPECTUS (EACH AN “ELIGIBLE INVESTOR”). IT IS POSSIBLE THAT AN INVESTOR MAY LOSE SOME OR ALL OF ITS INVESTMENT AND THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. BEFORE MAKING AN INVESTMENT DECISION, A PROSPECTIVE INVESTOR AND/OR A PROSPECTIVE INVESTOR’S ADVISER SHOULD (1) CONSIDER THE SUITABILITY OF THIS INVESTMENT WITH RESPECT TO THE PROSPECTIVE INVESTOR’S INVESTMENT OBJECTIVES AND PERSONAL SITUATION AND (2) CONSIDER FACTORS SUCH AS THE PROSPECTIVE INVESTOR’S PERSONAL NET WORTH, INCOME, AGE, RISK TOLERANCE AND LIQUIDITY NEEDS. SHORT-TERM PROSPECTIVE INVESTORS, PROSPECTIVE INVESTORS WITH LIQUIDITY NEEDS AND PROSPECTIVE INVESTORS WHO CANNOT BEAR THE LOSS OF SOME OR ALL OF THEIR INVESTMENT OR THE RISKS ASSOCIATED WITH THE LIMITED LIQUIDITY OF AN INVESTMENT IN THE FUND SHOULD NOT INVEST IN THE FUND.

FOR A DISCUSSION OF CERTAIN RISK FACTORS AND SPECIAL CONSIDERATIONS WITH RESPECT TO OWNING UNITS, SEE “CERTAIN RISK FACTORS” BEGINNING ON PAGE 20 OF THIS PROSPECTUS.

TO ALL PROSPECTIVE INVESTORS

Although these securities have been registered with the SEC, the SEC has not approved or disapproved any Units offered in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

No person has been authorized to make any representations concerning the Fund that are inconsistent with those contained in this Prospectus. Prospective investors should not rely on any information not contained in this Prospectus, the SAI or the accompanying exhibits.  Prospective investors should not construe the contents of this Prospectus as legal, tax or financial advice. Each prospective investor should consult his, her or its own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

Units are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CIRCULAR 230 NOTICE.  TO ENSURE COMPLIANCE WITH REQUIREMENTS IMPOSED BY UNITED STATES TREASURY REGULATIONS, WE INFORM YOU THAT:  (1) ANY UNITED STATES FEDERAL TAX ADVICE CONTAINED IN THIS PROSPECTUS, INCLUDING ANY OPINION OF COUNSEL REFERRED TO HEREIN, IS NOT INTENDED OR WRITTEN TO BE USED, AND CANNOT BE USED, BY ANY TAXPAYER FOR THE PURPOSE OF AVOIDING UNITED STATES FEDERAL TAX PENALTIES THAT MAY BE IMPOSED ON THE TAXPAYER; (2) ANY SUCH ADVICE IS WRITTEN TO SUPPORT THE PROMOTION OR MARKETING OF THE TRANSACTIONS OR MATTERS DESCRIBED IN THIS PROSPECTUS (OR IN ANY SUCH OPINION OF COUNSEL); AND (3) EACH TAXPAYER SHOULD SEEK ADVICE BASED ON THE TAXPAYER’S PARTICULAR CIRCUMSTANCES FROM AN INDEPENDENT TAX ADVISOR.

The Fund is not making an offer of Units in any state or other jurisdiction where the offer is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund is required to supplement this Prospectus to disclose any material changes in the information provided herein.

FSI Low Beta Absolute Return Fund
Prospectus,  May 15 , 2013

TABLE OF CONTENTS

Contents	Page
PROSPECTUS SUMMARY	5
FUND EXPENSES	1 3
THE FUND	1 4
INVESTMENT INFORMATION	1 4
CERTAIN RISK FACTORS	2 0
USE OF PROCEEDS	3 5
MANAGEMENT	35
NET ASSET VALUE	38
CERTAIN TAX CONSIDERATIONS	4 0
ERISA CONSIDERATIONS	47
ORGANIZATION AND DESCRIPTION OF UNITS	48
REPURCHASES AND TRANSFERS OF UNITS	5 2
OTHER INFORMATION	57
APPENDIX A - FORM OF SUBSCRIPTION BOOKLET	A-1

Not FDIC Insured
May Lose Value
No Bank Guarantee

PROSPECTUS SUMMARY

This is only a summary. You should review the more detailed information contained in this Prospectus and in the SAI. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

The Fund

This Prospectus applies to the offering of the FSI Low Beta Absolute Return Fund.

The Fund will offer and sell its Units in larger minimum denominations (compared to open-end mutual funds) to Eligible Investors, as described on page 8  of this Prospectus. Unlike many private investment funds, however, the Fund is able to offer Units without limiting the number of Unitholders who may participate in its investment program.

Eligible Investors who purchase Units of the Fund and other persons who acquire Units and are approved by the Board, in the Board’s discretion, will become Unitholders.

The Fund is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust. The Fund does not intend to list its Units on any national securities exchange. Units of the Fund have no history of public trading and there is not expected to be any secondary trading market in the Units. An investment in the Units should be considered illiquid. See “Risk Factors” below.

Units of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves certain risks. See “Risk Factors” below.

Investment Objective

The Fund’s investment objective is to seek attractive risk adjusted rate of returns, “Alpha,” with a risk profile and volatility that is similar to that of the Barclays Capital Aggregate Bond Index.  There can be no assurance that the Fund will achieve its investment objective.

Investment Policies

The Fund intends to achieve its investment objective principally through implementation of a strategy or investment process which separates the markets’ return (“Beta”) from the active managers’ impact (Alpha).  This process will be realized by investing in:  (1) other hedge funds, funds of hedge funds or money market mutual funds (the “Underlying Funds”), (2) derivatives,   including futures contracts, that will provide the Fund with exposure to the market value change of a high quality fixed income portfolio, and (3) high quality short-term fixed income investments to the extent necessary to meet its regulatory and liquidity obligations with respect to the Fund’s derivative investments.

In order to generate Alpha, the Fund intends to invest in hedge funds or hedge fund of funds that pursue a variety of alternative investment strategies, including in particular, different multi-strategy approaches.  The Adviser’s management philosophy necessitates a well-rounded, thorough and in-depth knowledge of each Underlying Fund and the investment approach of the managers of each Underlying Fund (each an “Underlying Fund Manager”) and, to a lesser extent, of each Sub-Fund, as defined below, and a manager of a Sub-Fund.  The Adviser will utilize other investment advisers (each a “Sub-Adviser”) to manage a portion of the Fund’s assets, and is responsible for allocating Fund assets between the Adviser and the Sub-Advisers (the “Allocated Assets”). The Fund will generally allocate 30% to 60% of its assets among all Sub-Advisers, with the Adviser allocating assets between the Sub-Advisers as it deems appropriate to achieve the Fund’s investment objective.   The Fund may also invest in money market mutual funds for liquidity purposes.  The Sub-Advisers, the Underlying Funds, the Underlying Fund Managers, the hedge funds in which an Underlying Fund invests (each a “Sub-Fund”) and managers of Sub-Funds will be unaffiliated with the Adviser.  The Adviser may invest Allocated Assets in an Underlying Fund for which a Sub-Adviser serves as the Underlying Fund Manager.

The Fund will also create exposure to the price movement (not total return) of a synthetic fixed income index (the “Beta Exposure”) by buying U.S. Treasury futures, Barclays Capital Aggregate Bond Index futures and, where futures are not available to create a desired segment of the synthetic fixed income index, entering into cash settled derivatives contracts, in an aggregate face amount, or notional value, of the total of all investments in the Fund.  The Beta Exposure is utilized as it generally off-sets the market Beta exposures in the Underlying Funds which correlate more closely to equity market risk over time.  It is intended to mitigate the total portfolio volatility of the Underlying Funds during periods of market stress.

The Fund also invests in high quality short-term fixed income securities, money market instruments, repurchase agreements and money market mutual funds, cash or cash equivalents.  The amount of these investments (the “Buffer Account”) will be as much as are deemed necessary to act as a buffer to provide liquidity for the periodic settlement of the fluctuation of the Beta Exposure, which is marked to market daily.  The Beta Exposure may provide additional cash for the Fund or may require additional cash investment by the Fund.

           As a Sub-Adviser to the Fund, Meritage Capital, LLC (“Meritage”) will invest in Underlying Funds whose assets, collectively, are invested across various   asset classes and Underlying Fund Managers to pursue an investment strategy intended to deliver consistent risk-adjusted returns with low volatility and a low to moderate correlation to traditional markets.

As a Sub-Adviser to the Fund, Pluscios Management LLC (“Pluscios”) will construct a portfolio of various Underlying Funds with the objective of providing long-term growth and capital preservation across a variety of market cycles. Pluscios combines best in class managers and active, tactical allocation to these managers across strategy types, to create long-term, resilient portfolios that Pluscios believes are capable of providing top performance.

Pluscios focuses on absolute return by investing globally across strategies. The team applies a top-down macro view on global economic and regulatory trends, and executes portfolio construction through a fundamental, bottom-up investment management strategy.

Investment Adviser and Sub-Advisers

The Board has overall management responsibility for the Fund. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Financial Solutions, Inc., 320 South Boston, Suite 1130, Tulsa, OK 74103, serves as the investment adviser to the Fund. The Adviser has provided investment advisory services since 1984 and, as of March 31, 2013, had $895 million in assets under management.

Meritage Capital, LLC, 114 W. 7th Street, Suite 1300, Austin, TX 78701 and Pluscios Management LLC, 1603 Orrington Avenue #750, Evanston, IL 60201 are Sub-Advisers to the Fund. Meritage was formed through the merger of Meritage Capital, L.P., which had provided investment advisory services since 2003, and Centennial Partners LLC, which had provided investment advisory services since 2000. As of February 29, 2013, Meritage had approximately $1 billion in assets under management. Mr. Wade, a founder of Centennial Partners LLC, is Meritage’s Chief Investment Officer and has over 39 years of investment experience.  Meritage uses an investment team approach to identify and evaluate new managers which is designed to challenge investment ideas by drawing on the team’s market and trading experience.

The Pluscios team has a combined 60 years of capital markets and alternative investing experience.  Pluscios has provided investment advisory services since 2006 and, as of March 31, 2013, had $142 million in assets under management.  Prior to founding Pluscios, in 2006, Ms. Constance T. Teska and Ms. Kelly A. Chesney were managing Directors of JPMorgan whose responsibilities included running its Chicago Hedge Fund Group (legacy Bank One).

Fees and Expenses

The Adviser provides portfolio management services to the Fund for a management fee, computed and accrued monthly, charged to the Fund at the annual rate of 1.11% of the Fund’s average monthly net assets, and pays any sub-advisory fees out of the fees it receives pursuant to the investment advisory agreement.

The Adviser has contractually agreed to waive management fees and/or reimburse expenses to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to not more than 1.60% of the Fund’s average monthly net assets (“Expense Limit”) through December 31, 2014.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing Expense Limit.   The agreement to waive management fees and/or reimburse expenses may be terminated, after having  been in effect for at least one (1) year, at any time upon sixty (60) days’ written notice, and without payment of any penalty prior to the completion of its term: (i) by the Board, on behalf of the Fund, or (ii) the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

The Adviser provides office space and executive and other personnel to the Fund. The Fund pays all of its expenses other than those paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

With respect only to the portion of the Fund’s assets allocated to it, each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of that portion of the Fund’s assets, subject to the general supervision of the Adviser and the Board.

For its services pursuant to the Sub-Advisory Agreement, the Advisor (and not the Fund) will pay to Meritage an annual fee payable on a monthly basis at the annual rate of 0.75% of the Fund’s average monthly net assets allocated to Meritage for investment.

For its services pursuant to the Sub-Advisory Agreement, the Advisor (and not the Fund) will pay to Pluscios an annual fee payable on a monthly basis at the annual rate of 0.87% of the Fund’s average monthly net assets allocated to Pluscios for investment.

Portfolio Manager

The Fund’s portfolio is managed by Gary W. Gould (the “Portfolio Manager”). The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities issued by the Fund.

Administrator, Fund Accountant, Transfer Agent and Compliance Services

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides certain administration, compliance, portfolio accounting and transfer agency services to the Fund and supplies certain officers to the Fund, including a Principal Financial Officer, Chief Compliance Officer and an Anti-Money Laundering Compliance Officer, as well as additional compliance support personnel.

Distributor

The Fund’s distributor is Foreside Fund Services, LLC (the “Distributor”).  Units are offered for sale through financial intermediaries or directly with the Fund.  Units are available to investors investing through broker-dealers or other financial intermediaries where such broker-dealer or financial intermediary has agreed to provide certain administrative services. Pursuant to a Distribution Services Agreement between the Adviser and the Distributor, the Adviser pays the Distributor certain fees for providing distribution services to the Fund and reimburses certain expenses incurred by the Distributor in connection with the registration of Units for sale. The maximum amount of items of compensation payable to the Distributor under the Distribution Services Agreement will not exceed 2.5% of the gross offering proceeds.

Custodian

Union Bank, N.A., is the custodian of the Fund (the “Custodian”). The Custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities and other investments bought and sold by the Fund.

Investor Eligibility

Each investor will be required to represent that he, she or it is acquiring Units directly or indirectly for the account of an Eligible Investor, which includes persons who meet one of the following tests:

•
Any natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person’s spouse in excess of $300,000 in each of those years and who has a reasonable expectation of reaching the same income level in the current year;

•
Any natural person who has a net worth or joint net worth with that person’s spouse, at the time of purchase that exceeds $1,000,000 (excluding from the calculation of net worth the value of such investor's primary residence and any indebtedness that is secured by the investor's primary residence, up to the estimated fair market value of the primary residence at the time of the sale of Units except that if the amount of such indebtedness outstanding at the time of the sale of Units exceeds the amount outstanding 60 days before such time other than as a result of the acquisition of the primary residence, the amount of such excess shall be included as a liability, and including any indebtedness that is secured by the investor's primary residence in excess of the estimated fair market value of the primary residence at the time of the sale of the Units);

•
Any employee benefit plan within the meaning of the Employee Retirement Income Security Act of 1974 (“ERISA”), and (i) the investment decision is made by a plan fiduciary, as defined in section 3(21) of such act, which is either a bank, savings and loan association, insurance company, or registered investment adviser; or (ii) the employee benefit plan has total assets in excess of $5,000,000; or (iii) if a self-directed plan, the investment decisions are made solely by persons that qualify under any other eligibility category set forth herein;

•
A trust (i) with total assets in excess of $5,000,000, (ii) that was not formed for the purpose of investing in the Fund and (iii) of which the person responsible for directing the investment of assets in the Fund has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

•
A natural person or entity having an account managed by an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and the adviser is subscribing for Units in a fiduciary capacity on behalf of the account;

•	A Trustee or executive officer of the Fund;

•
An entity with total assets in excess of $5,000,000 that was not formed for the purpose of investing in the Fund and that is one of the following: (i) a corporation; (ii) a partnership; (iii) a limited liability company; (iv) an organization described in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (“Code”); or (v) a Delaware or similar statutory trust;

•
An entity licensed, or subject to supervision, by U.S. federal or state examining authorities as a “bank,” or “savings and loan association,” (within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”)) or an account for which a bank or savings and loan association is subscribing in a fiduciary capacity;

•	A broker or dealer registered with the SEC under the Securities Exchange Act of 1934, as amended (the “1934 Act”);

•	An investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

•	An entity that has elected to be treated or qualifies as a “business development company” within the meaning of Section 2(a)(48) of the 1940 Act or Section 202(a)(22) of the Advisers Act;

•	An insurance company as defined in Section 2(a)(13) of the 1933 Act;

•
Any plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, and such plan has total assets in excess of $5,000,000;

•	Any private business development company as defined in section 202(a)(22) of the Advisers Act;

•	A Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended; or

•	An entity in which all of the equity owners meet one or more of the qualifications set forth above.

After an initial purchase, existing Unitholders subscribing for additional Units will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Fund will appear in the subscription agreement that must be completed by each prospective Unitholder.

The Offering

Units are distributed by the Distributor directly and through broker-dealers that have entered into selling agreements with the Distributor.  Units are offered on a continuous basis and may be purchased on a monthly basis or at such other times as may be determined by the Board. The Board may discontinue accepting subscriptions at any time.

Units will be sold at the then-current NAV per Unit as of the first business day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion. Except as otherwise provided herein, the minimum initial investment in the Fund by any Eligible Investor is $50,000 and the minimum additional investment in the Fund by a Unitholder is $5,000. The Fund may accept investments for lesser amounts under certain circumstances, including where a Unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

A Fund business day (“Business Day”) means any day that the New York Stock Exchange (“NYSE”) is open for business.  All references to Business Day shall be based on the time in New York City.

Closed-End Fund Structure: Limited Liquidity and Transfer Restriction

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that closed-end fund shareholders do not have the right to redeem their shares on a daily basis. In order to meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. However, hedge fund investments are often illiquid. For this reason, the Fund is organized as a closed-end fund.

The Fund will not list the Units on any securities exchange and it is not expected that any secondary market will develop for the Units. Unitholders are not able to redeem their Units on a daily basis because the Fund is a closed-end fund. In addition, Units are subject to significant transfer restrictions and may only be transferred by operation of law pursuant to death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder, or under certain limited circumstances set out in the Declaration of Trust with the written consent of the Fund’s Board, which may be withheld for any reason in the Board’s sole and absolute discretion.

Unitholders should not expect that they will be able to transfer Units. Units currently may not be exchanged for securities of any other fund. As described below, however, in order to provide a limited degree of liquidity, the Fund may conduct written tender offers for its outstanding Units. An investment in the Fund is suitable only for Unitholders who can bear the risks associated with the limited liquidity of the Units. Purchases of Units should be viewed as long-term investments.

Tender Offers and Other Repurchase of Units by the Fund

Because the Fund is a closed-end fund, Unitholders do not have the right to require the Fund to redeem any or all of their Units. To provide a limited degree of liquidity to Unitholders, the Fund may from time to time offer to repurchase Units pursuant to written tender offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion, pursuant to tender offers. In determining whether the Fund should offer to repurchase Units, the Board will consider a variety of operational, business and economic factors. The Board currently expects that  the Fund will ordinarily offer to repurchase Units from Unitholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

Any Unitholder tendering Units for repurchase less than one year following the date of the Unitholder's initial purchase of the particular Units being tendered will be subject to a repurchase fee of 2.00% (as a percentage of repurchase proceeds) which will be netted against the repurchase proceeds and remain in the Fund. Given that the Fund is expected to commence operations on or about June 1, 2013, the initial valuation date for a repurchase offer shall not be prior to December 31, 2013.

Distribution Policy

The Fund intends to distribute all of its net investment income to Unitholders as of the last Business Day of each calendar year (an “Annual Distribution”). Annual Distributions will be made to each Unitholder pro rata based on the number of Units held by such Unitholder and will be net of Fund expenses. For U.S. federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each calendar year. All net realized capital gains, if any, will be distributed at least annually to holders of Units. Unless a Unitholder elects to receive an Annual Distribution in the form of cash (a “Distribution Election”), all Annual Distributions are reinvested in full and fractional Units at the NAV per Unit next determined on the payable date of such Annual Distributions. A Unitholder may elect to receive an Annual Distribution in the form of cash by submitting a written request to the Fund no later than 90 days prior to the payable date of such Annual Distribution. Any such cash payment will be made by check, ACH or wire transfer as soon as practicable after the last calendar day of the calendar year in which the Annual Distribution is declared. The Fund is not responsible for any failure of a payment to reach a Unitholder. The automatic reinvestment of Annual Distributions does not relieve Unitholders of any U.S. federal income tax that may be payable (or required to be withheld) on such Annual Distributions. See “Certain Tax Considerations.”

Taxation

The Fund intends to elect to be treated, for U.S. federal income tax purposes, as a regulated investment company under subchapter M of the Code (a “RIC”). As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to the Unitholders as dividends. To maintain its RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses.

Fiscal Year

The fiscal year of the Fund shall end on August 31, with the taxable year ending on August 31.

Principal Risks

Investment in the Fund involves a significant degree of risk, and no guarantee or representation is or can be made that the Fund will achieve its investment objective. Many of these risks also apply to the Underlying Funds.

In considering an investment in the Fund, prospective investors should consult their independent financial, tax and legal advisors, and should be aware of certain considerations and risk factors, which include, but are not limited to, the following: market risk, strategy risk, manager risk and fund structure risk, all as more fully described below under “Risk Factors.”

The personnel of the Adviser, Sub-Advisers and their affiliates provide advisory services to various other investors, which utilize an investment program that is substantially similar to that of the Fund. Conflicts of interest may arise for the Adviser or a Sub-Adviser in connection with certain transactions involving investments by the Fund in Underlying Funds, and investments by other investors advised by the Adviser or Sub-Adviser, or sponsored or managed by the Adviser or Sub-Adviser, in the same Underlying Funds. The Advisor and the Sub-Advisers intend to act in a fair and reasonable manner in all of these transactions.

FUND EXPENSES

The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

Unitholder Transaction Expenses
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Repurchase Fee	2.00%	(1)
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees(2)	1.11%
Other Expenses (3)	1.00%
Acquired Fund Fees and Expenses(4)	1.66%
Total Annual Fund Operating Expenses(5)	3.77%
Fee Waiver and/or Expense Reimbursement	0.51%
Net Expenses(5)	3.26%

(1)	Although you pay no sales charge, if you purchase Units and then tender for repurchase those Units within one year, you will pay a repurchase fee of 2.00% of the amount repurchased.
(2)	“Management Fees” includes amounts paid to the Sub-Advisers in addition to amounts retained by the Adviser.
(3)
“ Other expenses ” are estimated based on Fund average monthly net assets of $25,000,000 and estimated expenses for the current fiscal year.   The Fund does not expect to incur any borrowing or leverage expenses during its first year of operations.

(4)
Unitholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the current fiscal year, taking into account assumptions about the Underlying Funds in which the Fund expects to invest, estimates of the amount of assets that the Fund expects to invest in each Underlying Fund and an assumption that the investment was held for all of the Fund’s current fiscal year. The Underlying Funds held by the Fund and their fees will change over time, impacting the calculation of the Acquired Fund Fees and Expenses. Generally, fees payable to the Underlying Fund Managers will range from 0.50% to 1.25% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Fund Managers charge an incentive allocation or fee generally ranging from 0.0% to 20% of an Underlying Fund’s net profits, although it is possible that such range may be exceeded for certain Underlying Fund Managers.

(5)
The Adviser has contractually agreed to waive the management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to not more than 1.60% of the Fund’s average monthly net assets (“Expense Limit”) through December 31, 2014. This waiver lowers the expense ratio and increases overall returns to investors. Net Expenses may increase if the exclusions noted above apply. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing Expense Limit. The agreement to waive management fees and/or reimburse expenses may be terminated, after having been in effect for at least one (1) year, at any time upon sixty (60) days’ written notice, and without payment of any penalty prior to the completion of its term: (i) by the Board, on behalf of the Fund, or

 (ii) the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that (i) you invest $1,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses and net expenses remain as stated in the previous table , and (iv) all income dividends and capital gains distributions are reinvested in additional Units at the NAV per Unit. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$33	$110	$189	$395

THE FUND

The Fund is a non-diversified, closed-end management investment company organized as a Delaware statutory trust on August 3 , 2011.  The Fund is engaged in a continuous public offering of its Units at the next determined NAV per Unit.  The Fund’s principal office is located at Three Canal Plaza, Suite 600, Portland, Maine 04101, and its telephone number is (877) 379-7380.

INVESTMENT INFORMATION

Investment Objective

The Fund’s investment objective is to seek attractive risk adjusted rate of returns, “Alpha,” with a risk profile and volatility similar to that of the Barclays Capital Aggregate Bond Index.

An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

Investment Policies

The Fund intends to achieve its investment objective principally through implementation of a strategy or investment process which separates the markets’ return (Beta) from the active managers’ impact (Alpha).  This process will be realized by investing in:  (1) Underlying Funds, (2) derivatives, including futures contracts, that will provide the Fund with exposure to the market value change of a high quality fixed income portfolio, and (3) high quality short-term fixed income investments to the extent necessary to meets its regulatory and liquidity obligations with respect to the Fund’s derivative investments.  The Adviser intends to directly manage a portion of the Fund’s assets and to utilize Sub-Advisers to manage the remainder of Fund assets.  The Adviser is responsible for allocating Fund assets between the Adviser and the Sub-Advisers.

The Fund intends to invest in hedge funds or hedge fund of funds that pursue a variety of alternative investment strategies, including in particular, different multi-strategy approaches.    The Adviser or a Sub-Adviser may invest Fund assets in Underlying Funds. When investing Fund assets directly in Underlying Funds, the Adviser’s management philosophy necessitates a well-rounded, thorough and in-depth knowledge of each Underlying Fund and the investment approach of the Underlying Fund Managers and, to a lesser extent, of each Sub-Fund and a manager of a Sub-Fund.  When investing Allocated Assets, the Adviser and Sub-Advisers analyze and evaluate Underlying Fund Managers based on, among other things, their investment management philosophy, investment processes, investment performance records, professional experience, transparency, and risk control methodologies.  During this analysis, the Adviser and Sub-Advisers develop a quantitative and qualitative understanding of how these managers are likely to manage their respective funds under varying market environments.  The Adviser and Sub-Advisers then select Underlying Funds on the basis of that analysis, as well as the Fund’s overall portfolio allocations, risk/return profile, and correlation with traditional asset classes and liquidity.

While the Adviser does not evaluate the merits of a Sub-Adviser’s individual investment decisions, it does monitor each Sub-Adviser’s investment performance and style consistency.  The Adviser’s management of the Fund is deliberately interactive and is based upon frequent and direct conversations with the Sub-Advisers and the Underlying Fund Managers for those Underlying Funds into which the Adviser directly invests its Allocated Assets.  To determine if strategic adjustments to the Fund’s portfolio are necessary, with a clear perspective and understanding of each Sub-Adviser’s historical allocations, the Adviser monitors the investment climate and implements allocations most likely to succeed within reasonable risk tolerances. Ongoing due diligence includes periodic risk analysis and investment valuations and, as needed, direct contact with Sub-Advisers and direct contact with Underlying Fund Managers for Underlying Funds into which the Adviser directly invests Allocated Assets, as well as with managers of related Sub-Funds.  For a complete description of the qualifications reviewed by the Adviser, see “Investment Program.”  The Fund may also invest in money market mutual funds for liquidity purposes.  The Sub-Advisers, the Underlying Funds, Underlying Fund Managers, the Sub-Funds and managers of Sub-Funds will be unaffiliated with the Adviser.  The Adviser may invest Allocated Assets in Underlying Funds for which a Sub-Adviser serves as the Underlying Fund Manager.

The Adviser will utilize Allocated Assets to create exposure to the price movement (not total return) of a synthetic fixed income index, the Beta Exposure, by buying U.S. Treasury futures, Barclays Capital Aggregate Bond Index futures and, where futures are not available to create a desired segment of the synthetic fixed income index, entering into cash settled derivatives contracts, in an aggregate face amount, or notional value, of the total of all investments in the Fund.  The Beta Exposure is utilized as it generally off-sets the market Beta exposures in the Underlying Funds which correlate more closely to equity market risk over time.  It is intended to reduce the Fund’s portfolio volatility attributable to the Underlying Funds during periods of market stress.

The Adviser will also utilize Allocated Assets to invest in high quality short-term fixed income securities, money market instruments, repurchase agreements and money market mutual funds, cash or cash equivalents in the Buffer Account.  The value of the Buffer Account will be as much as is deemed necessary to act as a buffer to provide liquidity for the periodic settlement of the fluctuation of the Beta Exposure, which is marked to market daily.  The Beta Exposure may provide additional cash for the Fund or may require additional cash investment by the Fund.

The Adviser has extensive experience and expertise with alternative investment strategies, use of U.S. Treasury futures and derivatives contracts and has evaluated and maintains a due diligence database on numerous funds representing many categories of alternative investments.

Investment Program

To achieve the Fund’s investment objective of seeking Alpha with the risk profile and volatility similar to that of the Barclays Capital Aggregate Bond Index, the Fund will generally allocate assets across the Beta Exposure, Buffer Account and Alpha Engine.  While the exact allocations among these three strategies can vary over time depending on market conditions, the guidelines for each are as follows.

The Fund will generally invest 3% to 6% of its assets in the Beta Exposure.  The Beta Exposure will be maintained synthetically by owning U.S. Treasury futures, Barclays Capital Aggregate Bond Index futures and/or derivatives contracts to create and maintain synthetic fixed income index exposure.  By owning these securities, the Adviser can synthetically replicate the return of the Barclays Capital Aggregate Bond Index without actually owning the index outright.  As a closed-end investment company registered with the SEC, the Fund is subject to the 1940 Act requirement that a registered investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (“Asset Coverage Requirement”).  The Fund’s direct investments in derivatives are subject to the Asset Coverage Requirement.  This means that at any given time, the value of the Fund’s total indebtedness, inclusive of indebtedness triggered by investments in certain derivatives, may not exceed one-third the value of its total assets (including such indebtedness).  The use of leverage involves certain risks.  See “Risk Factors.” The Underlying Funds may not be subject to the Asset Coverage Requirement and therefore the Fund may be exposed to the risk of highly leveraged investments.  Generally, the Fund must: (i) observe the Asset Coverage Requirement; (ii) maintain daily a segregated account in cash or liquid securities at such a level that the amount segregated plus any amounts pledged to a broker as collateral will equal the current value of the positions subject to the Asset Coverage Requirement; or (iii) otherwise cover the investment positions subject to the Asset Coverage Requirement with offsetting portfolio securities.

As a result of the leverage resulting from the Beta Exposure, the Fund will generally invest 3% to 17% in the Buffer Account which will consist of high quality fixed income securities, money market instruments, repurchase agreements, money market mutual funds, cash or cash equivalents.  The amount invested in the Buffer Account will be at least as much as is deemed necessary to provide liquidity for the periodic settlement of the fluctuation of the Beta Exposure, which is marked to market.  As the amount of leverage decreases, less assets are required in the Buffer Account and conversely, when leverage increases, more assets are required to be added to the Buffer Account.

The Fund will invest the balance of its assets (80% to 94%) in the Alpha Engine.  The Alpha Engine will be made up of the Underlying Funds (including primarily unregistered investment funds, as well as registered investment companies to the extent permitted under Section 12(d) of the 1940 Act and the rules and regulations thereunder).  Section 12(d) generally permits the Fund to acquire up to 3% of the outstanding voting stock of another registered investment company.

The Fund may also invest in registered investment companies in accordance with Section 12(d)(1)(f) of the 1940 Act.  Consistent with Section 12(d)(1)(f), the Fund may invest greater than 5% of its total assets in another registered investment company or 10% of total assets in multiple registered investment companies. The Fund’s investment in other registered investment companies may include money market mutual funds, which are not subject to the percentage limitations applicable to investments in other registered investment companies.

The Fund will limit its investment in any one unregistered investment company to less than 5% of that company’s outstanding voting stock.  In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of an Underlying Fund’s non-voting securities (if such a class is available) or may contractually waive all voting rights associated with the investment or those that would exceed the 5% limitation. Waivers of voting rights typically will be effected by means of a written agreement with the relevant Underlying Fund pursuant to which the Fund automatically (and in most cases irrevocably) waives any voting rights it may hold subject to certain requirements.  Determinations of whether the Fund will waive its voting rights are made by the Adviser or a Sub-Adviser as part of the investment process. The Board has delegated the Fund’s investment decisions to the Adviser.  The Adviser or a Sub-Adviser will make a determination whether forgoing the right to vote is consistent with its fiduciary duty as an investment adviser to the Fund. When deciding to forego or waive voting rights, the Adviser or a Sub-Adviser shall only consider the interests of the Fund and not the interests of the Adviser or the Sub-Adviser, respectively,  or those of the Adviser’s or the Sub-Adviser’s other clients, respectively.

As a general matter, unlike public corporations or registered investment companies, any unregistered Underlying Funds in which the Fund will invest provide their investors with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of unregistered Underlying Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in an unregistered Underlying Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser and each Sub-Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its Unitholders from investing in non-voting securities.

          The Underlying Funds will generally consist of two or more funds of hedge funds supplemented by hedge funds that don’t invest in other hedge funds as deemed appropriate by the Adviser or the Sub-Advisers.  The result is a portfolio of Underlying Funds that employ a variety of alternative investment strategies.  These investment strategies have the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as “alternative investment strategies” in contrast to the investment programs of “traditional” registered investment companies, such as mutual funds.

In building the Alpha Engine, the Adviser and Sub-Advisers look to build a portfolio of Underlying Funds focusing on multiple sectors and strategies to generate positive absolute returns over a variety of market cycles that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks, such as the S&P 500 Index.  Additionally, many of these Underlying Funds have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices.

The Alpha Engine will generally consist solely of investments in Underlying Funds but may, pending such investments, or to maintain the liquidity necessary to meet repurchase requests or for operational needs, hold cash or cash equivalents or invest temporarily in high- quality fixed income securities, money market instruments, money market funds and repurchase agreements. In addition, the Fund may make temporary investments and hold cash or cash equivalents in anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows.  The Fund may be unable to achieve its investment objective during the employment of such temporary investments and could result in lost investment opportunities.

The Adviser and Sub-Advisers will each invest its Allocated Assets among Underlying Funds that it believes represent attractive investment opportunities.  The Adviser and Sub-Advisers will each allocate investments amongst various Underlying Funds based upon its assessment of the likely returns of various investment strategies that the Underlying Funds utilize and the likely correlation among the investment strategies under consideration.  Generally, the Underlying Funds’ investment methods may include, but are not limited to, convertible arbitrage, fixed income arbitrage, hedged equity, long/short equity, managed futures, credit-based, event driven and global macro investing.

Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  The average grade of bond in a convertible arbitrage portfolio is typically below investment grade. Generally, the default risk of the company is hedged by shorting the underlying common stock.

Fixed income arbitrage involves purchasing government, corporate, mortgage or bank debt securities and selling “short” government, corporate, mortgage or bank debt securities in anticipation of profiting from a relative mispricing between them.

Long/short or hedged equity strategies invest in securities believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Event driven strategies are investments which are positioned to benefit from a corporate event or events an Underlying Fund Manager anticipates will occur within the manager’s investment holding period.

Managed futures strategies are the systematic or discretionary trading of futures contracts in futures and options markets, as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, corn, coffee, sugar and heating oil, as well as financial assets such as government bonds, equity market indices and currencies.

Credit based strategies involve purchasing or selling short government, corporate mortgage and bank debt securities and distressed interest bearing instruments, in anticipation of profiting from a relative mispricing between them.

Global Macro strategies are based on macro-economic views of the investment manager. The investment views are the basis for making investment decisions in asset classes such as equities, fixed income and currencies. The positions could be held as long investment positions or short positions. The manager is not limited to any particular country when making their investment decisions.

For purposes of the Fund’s investment restrictions and its investment limitations under the 1940 Act, the Fund will not “look through” to the underlying investments of any Underlying Fund in which the Fund invests (other than an affiliated Underlying Fund), since such Underlying Funds are generally not registered under the 1940 Act and are not subject to the Fund’s investment limitations or the other investment limitations under the 1940 Act, unless otherwise required by the 1940 Act.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and therefore the Adviser is not subject to registration or regulation as a commodity pool operator with respect to investment advisory services rendered to the Fund .

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding shares of beneficial interest of the Fund, are listed below. Each Underlying Fund may have substantially different fundamental investment restrictions.  As defined by the 1940 Act, the vote of a “majority of the outstanding shares of beneficial interest of the Fund” means the vote, at an annual or special meeting of Unitholders duly called, (a) of 67% or more of the Units present at such meeting, if the holders of more than 50% of the outstanding Units of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding Units of the Fund, whichever is less. The Fund may not, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, or interpretations, orders or other guidance provided by the SEC or its staff:

•
Issue senior securities, borrow money or pledge its assets, except (i) to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33⅓% of the value of the Fund’s total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund’s total assets); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, futures contracts or short sales in accordance with its objectives and strategies;

•	Underwrite securities issued by other persons;

•	Make loans to other persons, except through purchasing fixed income securities, lending portfolio securities or entering into repurchase agreements;

•
Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

•
Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

•
Invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund’s investment policies and restrictions do not apply to the activities and transactions of Underlying Funds (except for affiliated Underlying Funds and except that, with respect to the limitation related to concentration in any one industry, the Fund will look through to the investments of unaffiliated funds to the extent known by the Fund) in which assets of the Fund are invested, but will apply to investments made by the Fund directly (or any account consisting solely of the Fund’s assets).

The Fund’s investment objective is non-fundamental and may be changed by the Board.

CERTAIN RISK FACTORS

Investment in the Fund involves a significant degree of risk, and no guarantee or representation is or can be made that the Fund will achieve its investment objective. In addition, since the Fund’s primary investments will be in the Beta Exposure and Alpha Engine, which includes the Underlying Funds, any risk associated with an investment in the Fund should be understood to apply to an investment in the Underlying Funds as well. In considering an investment in the Fund, prospective investors should consult their independent financial, tax and legal advisors, and should be aware of the risk factors described below.

General and Fund Structure Risks

Loss of Investment

All investments risk the loss of capital. The Adviser believes that the Fund’s investment program and research techniques should mitigate this risk through a careful construction of the portfolio and the selection and monitoring of Underlying Funds and the Beta Exposure, but an investment in the Fund is nevertheless subject to loss, including possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

Limited Liquidity

The Unitholder interests represent highly illiquid investments and should only be acquired by investors able to commit their funds for an indefinite period of time. The Unitholders may only transfer their Units by operation of law pursuant to death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder, or under certain limited circumstances set out in the Declaration of Trust with the consent of the Board, which may be withheld in its sole discretion, and subject to the satisfaction of certain other conditions, including compliance with applicable securities laws. Unitholders should not expect the Board to grant its consent to transfers. There is currently no market for Unitholder interests in the Fund, and it is not contemplated that one will develop. Unitholders thus may not be able to liquidate their investment in the event of an emergency or for any other reason, and Units may not be readily accepted as collateral for a loan.

Diversification

The Fund is classified as non-diversified under the 1940 Act. It invests a significant portion of its assets in Underlying Funds, and although the Adviser intends to maintain a portfolio of Underlying Funds with different investing strategies, the Fund may be susceptible to economic and regulatory factors affecting the Underlying Funds and/or the fund industry. Certain events such as market disruptions may broadly impact the Underlying Funds, and could negatively impact the performance of the Fund.

Limited Operating History

Although key personnel of the Adviser believe that they have significant experience in the investment strategy undertaken by the Fund, the Fund is a recently-formed entity that has no operating history upon which investors can evaluate their anticipated performance. The past investment performance of the Adviser’s Beta Exposure strategy and/or the Underlying Funds in which the Fund expects to invest its assets should not be construed as an indication of the future results of an investment in the Fund. The Fund’s investment program should be evaluated on the basis that there can be no assurance that the Adviser’s assessment of the Beta Exposure strategy and the Adviser’s or a Sub-Adviser’s assessment of Underlying Funds, and in turn their respective assessments of the short-term or long-term prospects of such investments, will prove accurate or that the Fund will achieve its investment objective.

Regulatory Change, Change in Law

If there are changes in the laws or regulations, so as to result in the inability of the Fund to operate as set forth in this Prospectus, there may be a substantial effect on Unitholders. For example, to the extent that changes occur in the direct or indirect regulation of Underlying Funds, including tax regulation applicable thereto, there may be materially adverse effects on the ability of the Fund to pursue its investment objective or strategies which could force the Fund to change its operations.

Indemnification

The Adviser, each Sub-Adviser and their respective affiliates are entitled to indemnification from the Fund, except under certain circumstances, from certain liabilities to which they might otherwise be subject, and the Fund broadly indemnifies them against certain losses incurred by them in connection with managing and conducting the business and affairs of the Fund and making investment and trading decisions for the Fund. It is not expected that the Fund will purchase insurance to cover its indemnification obligations.

Limitations on Voting Rights of Underlying Funds

If the Fund purchases non-voting securities of an unregistered Underlying Fund or waives its right to vote its securities with respect to an unregistered Underlying Fund, it will not be able to vote on matters that require the approval of the investors in the Underlying Fund, including matters that could adversely affect the Fund’s investment in the Underlying Fund.

Market Risks

General Economic and Market Conditions

The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business, impair the Fund’s profitability or result in losses.

Highly Volatile Markets

The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forward, futures and other derivative contracts in which an Underlying Fund or Sub-Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

Suspension of Trading

Securities and futures exchanges typically can suspend or limit trading in any instrument traded on the exchange. A suspension could render it impossible for an Underlying Fund, Sub-Fund or, with respect to the Beta Exposure, the Adviser or a Sub-Adviser to liquidate positions and thereby expose the Fund, to substantial losses.

Investment Risks

Borrowing and Use of Leverage

To the extent permitted by the 1940 Act, the Fund may borrow  to fund the repurchase of Units and may utilize leverage to implement the Beta Exposure.  While the Fund has no present intention to utilize borrowing or leverage for other purposes, the Fund reserves the right to borrow or utilize leverage for investment strategy purposes, to facilitate the purchase of investments , or for various cash management purposes in the future .  In addition, an Underlying Fund or a Sub-Fund may borrow and may use significant leverage by purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps or repurchase agreements and/or other means, which would increase any losses incurred.  The more leverage that is employed, the more likely a substantial change will occur, either up or down, in the value of the instrument. The use of leverage may also increase the volatility of performance.  Because of the comparatively small intrinsic profits in certain relative value positions, an Underlying Fund or a Sub-Fund may use leverage to acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they may be subject to major losses in the event that market disruptions destroy the hedged nature of such positions.  Borrowing to make investments will cause the Fund’s (or an Underlying Fund’s or a Sub-Fund’s) cost of capital to be higher and create a greater risk that an investor may lose their investment in the Fund (or an Underlying Fund or a Sub-Fund).

Use of Derivatives

The Fund, an Underlying Fund or a Sub-Fund may invest in, or enter into, derivatives or derivatives transactions (“Derivatives”).  Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index, or interest rate or other investments. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolios of the Fund or an Underlying Fund or a Sub-Fund as a whole.  Derivatives permit the Fund, an Underlying Fund or a Sub-Fund to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way they can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on the performance of the Fund directly or indirectly. The use of derivatives by an Underlying Fund may include total return swaps or options designed to replicate the performance of a Sub-Fund or to adjust market or risk exposure and may be subject to various types of risks, including market risk (described above in “General Economic and Market Conditions”), liquidity risk (described below in “Restricted & Illiquid Investments”), the risk of non-performance by the counterparty, including risks relating to the financial soundness and credit-worthiness of the counterparty (each as described below in Counterparty Risk), legal risk (including legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian’s bankruptcy) and operations risk (the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index).

If the Fund, an Underlying Fund or a Sub-Fund invest in Derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return or result in a loss. Directly or indirectly, the Fund also could experience losses if Derivatives are poorly correlated with its other investments, or if the Fund, an Underlying Fund or a Sub-Fund are unable to liquidate the position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

Futures Contracts

Futures positions may be illiquid because most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits”. If the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that future can neither be taken or liquidated unless traders are willing to execute trades at or within the limit. Prices of certain futures contracts have, at times, moved to the daily limit for substantial periods resulting in little or no trading. This situation could prevent the Adviser from efficiently taking or liquidating futures positions. It is also possible that the Commodities Futures Trading Commission (“CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and certain exchanges impose speculative position limits on the size of a position that may be held in a particular futures contract.

Financial and other commodity futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, an extremely high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. Like other leveraged investments, a futures transaction may result in losses in excess of the amount invested.

Short Selling

An Underlying Fund Manager or a manager of a Sub-Fund may engage in selling securities short, which involves the sale of borrowed securities. In the case of uncovered short sales, since the borrowed securities sold short must later be replaced by market purchases, any appreciation in the market price of these securities results in a loss. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities.

Arbitrage Strategies

The use of arbitrage strategies in no respect should be taken to imply that  an Underlying Fund or a Sub-Fund’s use of such strategies is without risk. Substantial losses may be recognized on “arbitrage” positions, and illiquidity and default on one side of a position may effectively result in the position being transformed into an outright speculation. Every arbitrage strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying firm. Many such funds pursuing arbitrage strategies employ limited directional strategies which expose such funds to market risk.

Convertible Arbitrage Risk

Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that non-convertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible arbitrage is subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to an Underlying Fund or a Sub-Fund, or a decline in the market value of the securities subject to the arbitrage strategy.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics; and (3) provide the potential for capital appreciation, if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Fund or a Sub-Fund is called for redemption, such Underlying Fund or Sub-Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on such Underlying Fund’s or Sub-Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

Equity

The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. An Underlying Fund or a Sub-Fund may acquire long and short positions in listed and unlisted common equities, preferred equities and convertible securities of U.S. and foreign issuers. An Underlying Fund or a Sub-Fund may invest in equity securities regardless of market capitalization, including micro and small cap companies. The securities for smaller companies may involve more risk and their prices may be subject to more volatility.

Fixed Income

An Underlying Fund or a Sub-Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. An Underlying Fund or a Sub-Fund may invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) or income and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government securities”) or by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).  Risks of investing in original issue discount (“OID”) instruments include the fact that the higher interest rates of OID instruments reflect the payment deferral and credit risk associated with them.  Investors in the Fund share the risks and rewards of OID and market discount through the Fund’s investment in an Underlying Funds.  These risks, however, are not shared by the Underlying Fund Manager, who collects higher incentive fees and, in the case of payment-in-kind loans, higher asset-based fees with no deferral of cash payments and no repayment obligation to the Fund should any of these loans prove ultimately uncollectible.  OID instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.  OID instruments generally represent a significantly higher credit risk than coupon loans.  OID income received by the Fund may create uncertainty about the source of the Fund's cash distributions.  For accounting purposes, any cash distributions to shareholders representing OID or market discount income are not treated as coming from paid-in capital, even though the cash to pay them comes from the offering proceeds.  Thus, although a distribution of OID or market discount interest comes from the cash invested by the shareholders, Section 19(a) of the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.  In the case of payment-in-kind (“PIK”) debt, the deferral of PIK interest has the simultaneous effects of increasing the assets under management and increasing the base management fee at a compounding rate, while generating investment income and increasing the incentive fee at a compounding rate.  In addition, the deferral of PIK interest also reduces the loan-to-value ratio at a compounding rate.  Finally, OID and market discount instruments create the risk of non-refundable cash payments to the adviser based on non-cash accruals that ultimately may not be realized.

Below “Investment Grade” Securities

An Underlying Fund or a Sub-Fund may invest in bonds or other fixed income securities, including, “high yield” (and, therefore, high risk) debt securities, also known as “junk bonds”. These securities may be below “investment grade”, have speculative characteristics and are subject to uncertainties and exposure to adverse business, financial or market conditions which could lead to the issuer’s inability to make timely interest and principal payments. The market values of these securities tend to be more sensitive to individual corporate developments and general economic conditions than do higher rated securities.

Mortgage-Backed Securities

An Underlying Fund or a Sub-Fund may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The adverse effects of prepayments may indirectly affect an Underlying Fund or a Sub-Fund in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster than expected actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that an Underlying Fund or a Sub-Fund may have entered into for these investments, resulting in a loss. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses.

An Underlying Funds or a Sub-Fund may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities (“ARMS”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.

Money Market Investments

The Fund, an Underlying Fund or a Sub-Fund may invest, pending investment of the offering proceeds, for liquidity, for defensive purposes or otherwise, some or all of their assets in high quality fixed income securities, money market instruments, repurchase agreements and money market mutual funds, or hold cash or cash equivalents.  Money market instruments are high quality, short-term fixed income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation.

Turnover

The turnover rate within an Underlying Fund or a Sub-Fund may be significant, potentially involving substantial brokerage commissions and fees.  The Adviser and Sub-Advisers will have no control over this turnover.

Counterparty Risk

Some of the markets in which the Fund, an Underlying Fund or a Sub-Fund invest and trade are over-the-counter or “interdealer” markets. The participants in these markets typically are not subject to the type of strict credit evaluation and regulatory oversight applicable to members of “exchange based” markets, and transactions in these markets typically are not settled through clearinghouses that guarantee the trades of their participants. This results in the risk that a counterparty may not be able to settle a transaction in accordance with its terms because of a credit or liquidity problem of the counterparty, thereby ultimately exposing the Fund, an Underlying Fund, or a Sub-Fund to loss. In addition, in the case of a default by a counterparty, the Fund, an Underlying Fund or a Sub-Fund could become subject to adverse market movements while it attempts to execute a substitute transaction.

“Counterparty risk” is accentuated in the case of contracts having longer maturities, where events may intervene to prevent settlement, or where an investor has concentrated its transactions with a single or small number of counterparties. The Fund, an Underlying Fund and a Sub-Fund are generally not restricted from dealing with any particular counterparties or from concentrating any or all of their transactions with one counterparty.

Portfolio Concentration

Because each Underlying Fund Manager and each manager of Sub-Funds will trade independently of the others, the trading losses of some Underlying Fund Managers and managers of Sub-Funds could offset trading profits achieved by the profitable Underlying Fund Managers and managers of Sub-Funds. Different Underlying Fund Managers and managers of Sub-Funds might compete for the same investment positions. Conversely, some Underlying Fund Managers and managers of Sub-Funds may take offsetting positions which from the Fund’s perspective, would directly or indirectly result in transaction costs for the Fund without the possibility of profits.

Trading in Non-U.S. Companies and Markets

An Underlying Fund or a Sub-Fund may invest in non-U.S. companies and/or trade in non-U.S. markets. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the U.S. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, an Underlying Fund or a Sub-Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Repurchase Agreements

The Fund, an Underlying Fund or a Sub-Fund may invest in repurchase agreement transactions. Repurchase agreements are transactions under which the buyer acquires ownership of securities, and the seller agrees, at the time of the sale, to repurchase the securities on a mutually agreed upon date and price thereby determining the yield during the holding period. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the buyer may incur a loss to the extent that the proceeds it realizes on the sale of the security are less than the repurchase price. The Fund, an Underlying Fund or a Sub-Fund also may engage in repurchase agreement transactions, including a “continuing contract” or “open” repurchase agreement under which the seller has a continuing obligation to repurchase the underlying obligation from the Fund, the Underlying Fund or the Sub-Fund on demand and the effective interest rate is negotiated on a daily basis.

Purchasing Initial Public Offerings

An Underlying Fund and a Sub-Fund may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for an Underlying Funds or a Sub-Funds to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Currencies

An Underlying Fund and a Sub-Fund may invest a portion of their assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. An Underlying Fund or a Sub-Fund may or may not seek to hedge all or any portion of its foreign currency exposure. To the extent unhedged, the value of the position will fluctuate with U.S. dollar exchange rates as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which an Underlying Fund or a Sub-Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of such securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on an Underlying Fund’s or a Sub-Fund’s non-U.S. dollar securities.

Swap Agreements

An Underlying Fund and a Sub-Fund may enter into swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease an Underlying Fund’s or a Sub-Fund’s exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates or other factors. Swap agreements can take many different forms and are known by a variety of names.

Depending on how they are used, swap agreements may increase or decrease the overall volatility of an Underlying Fund’s or a Sub-Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the individual equity values, specific interest rate, currency or other factors that determine the amounts of payments due to and from the counterparties. If a swap agreement calls for payments by an Underlying Fund or a Sub-Fund, such Underlying Fund or Sub-Fund must be prepared to make such payments when due.

Distressed Companies

Certain of the companies in whose securities an Underlying Fund or a Sub-Fund may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies.  An Underlying Fund’s and a Sub-Fund’s investment in any instrument may be subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Underlying Fund and a Sub-Fund may invest may be less than investment grade (commonly referred to as junk bonds), which may result in such Underlying Fund’s and Sub-Fund’s experiencing greater risks than it would if investing in higher rated instruments.

Restricted and Illiquid Investments

The Fund, an Underlying Fund and a Sub-Fund may invest a portion of the value of their total assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

When registration is required to sell a security, the Fund, an Underlying Fund or a Sub-Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Fund, Underlying Fund or Sub-Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Fund, Underlying Fund or Sub-Fund might obtain a less favorable price than the price that prevailed when such Fund, Underlying Fund or Sub-Fund decided to sell.  The Fund, an Underlying Fund and a Sub-Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities.

The Fund’s interests in Underlying Funds (other than money market mutual funds) are themselves illiquid and subject to substantial restrictions on transfer. The Fund’s ability to liquidate an interest and withdraw from these Underlying Funds will likely be limited, and certain Underlying Funds (other than money market mutual funds) may impose lock-up periods, and or gates during which time no redemptions or withdrawals may be made, or assess fees for withdrawals. The illiquidity of these Underlying Funds’ interests may adversely affect the Fund were it to have to sell or redeem interests at an inopportune time.

Risks Related to Underlying Funds

Investments in Other Funds, Replacement of Those Funds

The Adviser may invest its Allocated Assets in an Underlying Fund managed by a Sub-Adviser. The Sub-Adviser to this Underlying Fund will  have control of, and will exercise influence over, the trading policies or strategies of the Underlying Fund. The Adviser will have no control of, and will exercise no influence over, the trading policies or strategies of the Underlying Funds.  The Adviser and the Sub-Advisers may not be able to react quickly to changing investment circumstances due to the limited liquidity of investments in Underlying Funds.

Investment decisions of Underlying Funds are made by Underlying Fund Managers independently of each other so that, at any particular time, one Underlying Fund may be investing in a Sub-Fund at the same time that another Underlying Fund is redeeming from that Sub-Fund. From the perspective of the Fund, transactions of this sort could result in the Fund indirectly incurring certain transaction costs without accomplishing any net investment result. The Underlying Funds trade independently of one another and may at times hold economically offsetting positions. In addition, Underlying Funds that invest in a particular sector may be subjected to differing or increased risks relating to such sector.

The Fund may make additional investments in or effect withdrawals from Underlying Funds only at certain specified times. The Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so, which may result in a loss to the Fund and adversely affect the Fund’s investment return. The Fund’s inability to withdraw an investment in a Underlying Fund may also prevent the Fund from making an offer to repurchase Units from Unitholders.

Underlying Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Underlying Funds, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Adviser or a Sub-Adviser will seek to cause the Fund to dispose of these securities in a manner that is in the best interests of the Fund. The Fund may not be able to withdraw from Underlying Funds except at certain designated times, limiting the ability of the Adviser and a Sub-Adviser to withdraw assets from Underlying Funds that may have poor performance or for other reasons.

Allocations among Sub-Advisers and Underlying Funds

The Adviser may, from time to time, in its sole discretion, change the percentage of the Fund’s assets allocated amongst itself and each Sub-Adviser.  In addition, the Adviser and a Sub-Adviser may, from time to time, change the percentage of the its Allocated Assets invested in each of the Underlying Funds. Allocation changes may occur for a number of reasons including as a result of: the Fund receiving additional investment capital during periods when certain Underlying Funds may no longer be accepting additional capital (for example, because of capacity restrictions), a more favorable investment opportunity or investment restrictions imposed by the 1940 Act.  At times, the Fund might have to place some or all of any additional capital with other Underlying Funds. The Fund’s success may depend, therefore, on the Adviser’s ability to successfully allocated assets amongst itself and each Sub-Adviser; the Adviser’s and a Sub-Adviser’s ability to successfully identify and invest Allocated Assets amongst various Underlying Funds; and the Adviser’s and a Sub-Adviser’s ability to identify new Underlying Funds in which to invest its Allocated Assets.  Although not anticipated, the Fund’s investment policies might result in substantial Underlying Fund turnover.  Replacement of Underlying Funds may involve greater fees, which will be borne indirectly by the Fund.

Layering of Fees, Incentive Compensation

The Fund’s fees and expenses include the Management Fee payable to the Adviser. The Fund, directly and indirectly, will also bear its allocable share of the costs and expenses of the Underlying Funds, including its allocable share of the management and incentive compensation paid to Underlying Fund Managers and managers of Sub-Funds. This may result in three levels of fees and potentially greater expenses than would be associated with direct investments in pooled investment vehicles. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with similar types of investments.

Each Underlying Manager generally will be entitled to receive a management fee of between 0.50% and 1.25% and a performance-based allocation, expected to range up to 20% of the net profits, in some cases in excess of a hurdle rate (e.g. the minimum return necessary for an Underlying Fund Manager to start collecting incentive fees). The performance-based allocation that will be received by an Underlying Fund may create an incentive for the Underlying Fund to select Sub-Funds that pursue more risky and speculative strategies than would be the case in the absence of such allocation. In addition, because the performance-based allocation is calculated on a basis that includes realized and unrealized appreciation, the allocation may be greater than if it were based solely on realized gains.

Each Underlying Fund may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Furthermore, when the Fund replaces an unprofitable Underlying Fund, the loss carry forward generated by such Underlying Fund’s trading is eliminated for purposes of calculating subsequent performance compensation. Thus, the Fund may bear its allocable share of substantial incentive compensation to certain Underlying Funds even during a period when the Fund overall is incurring significant losses.

Valuation

In calculating the Fund’s NAV, the Fund’s Valuation Procedures require the Fund’s Valuation Committee to fair value all of the Underlying Funds (See the Section entitled, “Net Asset Value” below for more information).  In fair valuing an Underlying Fund, the Valuation Committee may rely, among other things, on the Underlying Fund’s valuation of the Fund’s investment in that Underlying Fund. The funds of hedge funds in which the Fund invests may, in turn, rely on a Sub-Fund’s valuation of the Underlying Fund’s investment in that Sub-Fund. Should an Underlying Fund’s valuation be overstated and the Fund redeems all or a portion of such investment, it could receive substantially less proceeds than anticipated, reducing the value of the Fund.

Trend Following

An Underlying Fund or a Sub-Fund may use computer pricing models to identify apparently overpriced or underpriced options in relationship to an assumed norm. In addition, analyses of price and other fluctuations over time may be used to discern and predict trends. Trading based on such analyses is subject to the risks that options premiums will not increase or decrease as predicted by the analysis, or that trades dictated by the analysis may not be executed in time to take advantage of the price disparities. This latter risk is likely to materialize when numerous market makers use similar analyses, all of which dictate the desirability of executing identical or similar contracts. In the past, there have been periods without identifiable trends and, presumably, such periods will continue to occur. Trading models or analyses that depend upon the forecasting of trends will not be profitable if there are not identifiable trends of the kind that the models or analyses seek to follow. Any factor which would make it more difficult to execute trades in accordance with the models or analyses signals, such as a significant lessening of liquidity in a particular market, would also be detrimental to profitability.

Past Performance, Change in Trading Style

An Underlying Fund Manager’s or manager of a Sub-Fund’s trading strategies may change over time. There can be no assurance that any trading strategies will produce profitable results or that past performance of an Underlying Fund Manager’s or manager of a Sub-Fund’s trading strategies indicates future profitability. Furthermore, an Underlying Fund Manager’s or manager of a Sub-Fund’s trading methods may be dynamic and evolve. Thus, an Underlying Fund Manager or a manager of a Sub-Fund may not always use the same trading method in the future that was used to compile performance histories.

Custody Risk

Custody of the Fund’s assets will be held in accordance with the requirements of the 1940 Act and the rules there under. However, an Underlying Funds may not be required to, and may not, hold custody of its assets in accordance with those requirements. As a result, bankruptcy or fraud at institutions, such as brokerage firms or banks, or administrators, into whose custody an Underlying Fund have placed its assets could impair the operational capabilities or the capital position of such fund and may, in turn, have an adverse impact on the Fund.

Operational Issues

Investing in an Underlying Fund and indirectly in a Sub-Fund exposes Unitholders to operational risks distinct from the risks associated with the Underlying Fund Manager’s and the manager of Sub-Fund’s investment strategies such as operational structure and transparency. Potential operational issues may include the methods an Underlying Fund Manager or manager of a Sub-Fund uses to price securities, its organizational structure and technological infrastructure and the use of soft dollars. Many Underlying Funds and Sub-Funds are small companies with minimal operating histories run by individuals with limited business management experience. Consequently, investing in an Underlying Fund and indirectly in a Sub-Fund can expose Unitholders to start-up operational risks.

Limited Information

Although an Underlying Fund Manager may receive certain information from a manager of a Sub-Fund regarding the Sub-Fund’s historical performance and investment strategy, the Underlying Fund Manager may not be given access to information regarding the actual investments made by a manager of a Sub-Fund. Moreover, the types and detail of information furnished by a manager of Sub-Fund may vary over time and an Underlying Fund Manager generally will not know the composition of a Sub-Fund portfolio with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets. Therefore, an Underlying Fund Manager may not be in a position to redeem from a Sub-Fund investment until after such information has been received.

Potential Conflict of Interest

The investment activities of the Adviser, a Sub-Adviser, and their affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund.  For example, the Portfolio Manager manages other accounts with like investment strategies and fees earned by the Portfolio Manager could differ between the Fund and the other accounts.  Thus, the Portfolio Manager could favor one account over another in allocating new investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments.  The Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Manager are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis and redeem investments proportionally.   Although not expected , the Adviser or a Sub-Adviser may use leverage to increase the amount of its Allocated Assets and consequently, the advisory fee it receives.  As a result, the Adviser and a Sub-Adviser are paid more if it uses leverage which creates an incentive for the Adviser and a Sub-Adviser to use leverage when it may otherwise not be prudent The Adviser and a Sub-Adviser also have a corresponding incentive not to deleverage the F und when it would otherwise be appropriate to do so.

Manager Misconduct or Bad Faith

The Fund ordinarily will not have custody or control over the assets it allocates to Underlying Funds. As a result, it will be difficult, and likely impossible, for the Adviser and a Sub-Adviser to protect the Fund from the risk of Underlying Fund fraud, misrepresentation or simple bad judgment. Among other things, an Underlying Fund could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund. The Underlying Funds generally are private and have not registered their securities or investment advisory operations under federal or state laws.  The Fund will take certain precautions to protect its assets.  These include verifying assets with custodians and conducting due diligence on Underlying Funds to determine whether investment management and custody of Underlying Fund assets will be separated.  It is unlikely that the Fund will invest in an Underlying Fund that does not have an independent, unaffiliated third party custodying Underlying Fund assets.

Wide Investment Discretion

The governing documents of the Underlying Funds typically will not impose significant restrictions on the manner in which the managers of such funds may invest and trade for such funds, and often will permit the managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Funds may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Fund uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack of Information on Underlying Funds

The Adviser and the Sub-Advisers may lack certain information concerning changes in Underlying Funds. Therefore, the Adviser and the Sub-Advisers may not be in a position to redeem from an Underlying Fund until after such information has been received.

Sole Principal

Some of the Underlying Funds in which the Fund may invest may consist of only one or a limited number of principals. If the services of any of these principals became unavailable, the Fund might sustain losses.

Misuse of Confidential Information

In trading public securities, there are consequences for trading on insider information, and the Adviser expects that Underlying Funds will use only public information.  Although the Adviser conducts thorough due diligence on each Underlying Fund and therefore does not anticipate this happening, an Underlying Fund may be charged with misuse of confidential information. If that were the case, the performance records of these managers could be misleading. Furthermore, if an Underlying Fund or other entity with which the Fund invests has engaged in the past or engages in the future in such misuse, the Fund could be exposed to losses.

Limits of Risk Disclosures

The above discussion covers certain risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective Unitholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by Unitholders who understand the nature of the investment, do not require more than limited liquidity in the investment and can bear the financial risks of the investment including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

Distributions

The Fund intends to make an Annual Distribution to each Unitholder as of the last Business Day of each calendar year. Annual Distributions will be made pro rata based on the number of Units held by such Unitholder and will be net of Fund expenses. For U.S. federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each calendar year. All net realized capital gains, if any, are distributed at least annually to holders of Units. Unless a Unitholder elects to receive an Annual Distribution in the form of cash, all Annual Distributions are reinvested in full and fractional Units at the NAV per Unit next determined on the payable date of such Annual Distributions. A Unitholder may elect to receive an Annual Distribution in the form of cash by submitting a written request to the Fund no later than 90 days prior to the payable date of such Annual Distribution. Any such cash payment will be made by check, ACH or wire as soon as practicable after the last calendar day of the calendar year in which the Annual Distribution is declared. The Fund is not responsible for any failure of a payment to reach a Unitholder. The automatic reinvestment of Annual Distributions does not relieve Unitholders of any U.S. federal income tax that may be payable (or required to be withheld) on such Annual Distributions. See “Certain Tax Considerations.”

USE OF PROCEEDS

The proceeds from each sale of Units, net of the Fund’s fees and expenses, are invested in accordance with the investment objective and policies of the Fund.  The Fund expects such proceeds to be fully invested within three months of receipt.  The investment of such proceeds may be delayed if suitable investments are unavailable at the time or for other reasons. As a result, the proceeds may be invested in cash, cash equivalents, high-quality debt instruments or other securities pending their investment in Underlying Funds or Beta Exposure. Such other investments may be less advantageous and, as a result, the Fund may not achieve its investment objective with respect to those assets.

MANAGEMENT

Board of Trustees and Investment Adviser

The Board has overall management responsibility for the Fund. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Financial Solutions, Inc., 320 South Boston, Suite 1130, Tulsa, OK 74103, serves as the investment adviser to the Fund.  Established in 1984, the Adviser is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions.  The Adviser has not previously managed a registered fund.  As of March 31, 2013, the Adviser had $895 million in assets under management.  The Adviser is controlled by Gary W. Gould, the Portfolio Manager.

Meritage Capital, LLC, 114 W. 7th Street, Suite 1300, Austin, TX 78701 is Sub-Adviser to the Fund, and is controlled through equity interests by Zilker Park Partners, LLC, Thomas J./Lynn M. Meredith and Alex C. Smith. Meritage was formed through the merger of Meritage Capital, L.P., which had provided investment advisory services since 2003, and Centennial Partners LLC, which had provided investment advisory services since 2000. As of February 29, 2013, Meritage had approximately $1 billion in assets under management.

Pluscios Management LLC, 1603 Orrington Avenue #750, Evanston, IL 60201 serves as a Sub-Adviser to the Fund, and is controlled through equity interests by Constance T. Teska and Kelly A. Chesney. Pluscios has provided investment advisory services since 2006 and, as of March 31, 2013, had $142 million in assets under management.

The Adviser provides portfolio management services to the Fund for a management fee, computed and accrued monthly, payable by the Fund at the annual rate of 1.11% of the Fund’s average monthly net assets.

The Adviser has contractually agreed to waive management fees and/or reimburse expenses to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to not more than 1.60% of the Fund’s average monthly net assets ("Expense Limit") through December 31, 2014. Net expenses of the Fund may increase if the exclusions noted above would apply. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the Expense Limit.   The agreement to waive management fees and/or reimburse expenses may be terminated, after having been in effect for at least one (1) year, at any time upon sixty (60) days’ written notice, and without payment of any penalty prior to the completion of its term: (i) by the Board, on behalf of the Fund, or (ii) the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

The Adviser supervises each Sub-Adviser and provides office space and executive and other personnel to the Fund.  The Fund pays all expenses, other than those agreed to be paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization. The Adviser will initially advance to the Fund all costs and expenses incurred in connection with the Fund’s organization and establishment, and the costs incurred in connection with the initial offering of Units (“Fund Organizational Expenses”), which in turn may be paid or reimbursed by the Fund, subject to the conditions described above. The Fund Organizational Expenses may be amortized over a period of 12 months (or such shorter period as determined by the Board).

For its services pursuant to the Sub-Advisory Agreement, the Adviser (and not the Fund) will pay to Meritage an annual fee payable on a monthly basis at the annual rate of 0.75% of the Fund’s average monthly net assets allocated to Meritage for investment.

For its services pursuant to the Sub-Advisory Agreement, the Adviser (and not the Fund) will pay to Pluscios an annual fee payable on a monthly basis at the annual rate of 0.87% of the Fund’s average monthly net assets allocated to Pluscios for investment.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement and each Sub-Advisory Agreement will be available in the Fund’s initial annual report to Unitholders for the period ended August 31, 2013.

Portfolio Manager

The Fund’s portfolio is managed by Gary W. Gould, who has served as Managing Principal of the Adviser for the past fourteen years.  Mr. Gould has a BS in Finance from Oklahoma State University.  Mr. Gould’s 28 years of investment advisory experience has included advisory relationships with Fortune 100 companies, Banking, Insurance, Endowments and Foundations and High Net Worth clients.  Mr. Gould has managed Alpha exposure strategies since October 1, 1998.  He has sixteen years of experience utilizing and providing due diligence on individual hedge fund and hedge fund of funds strategies.  In addition, Mr. Gould has fourteen years of experience utilizing financial futures to provide beta exposure.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by the Fund.

Administrator, Fund Accountant, Transfer Agent and Compliance Services

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services), located at 3 Canal Plaza, Portland, ME 04101, provides certain administration, compliance, portfolio accounting and transfer agency services to the Fund and supplies certain officers to the Fund, including a Principal Financial Officer, Chief Compliance Officer and an Anti-Money Laundering Compliance Officer, as well as additional compliance support personnel.  Pursuant to the Atlantic Services Agreement (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, compliance, fund accounting and transfer agency services. The Fund also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued and paid monthly by the Fund based on the net assets, transactions and positions for the prior month.

Distributor

The Fund’s Units are distributed by Foreside Fund Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor serves on a best efforts basis, subject to various conditions.  The Distributor is not required to buy any Units and does not intend to make a market in the Units.  There is no sales charge for purchases of Units.  The Distributor may enter into related selling group agreements with various broker-dealers to assist in the distribution of Units.  Units are available to investors investing through broker-dealers or other financial intermediaries where such broker-dealer or financial intermediary has agreed to provide certain administrative services. The Adviser has agreed to pay the Distributor for certain services.  The total amount of compensation to be paid to the Distributor by the Adviser, including the reimbursement of out-of-pocket expenses, shall not exceed 2.5% of the total gross offering proceeds of the Fund.

Custodian

Union Bank, N.A. is the custodian of the Fund. The Custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities and other investments bought and sold by the Fund.  The Custodian’s principal place of business is at 350 California Street, 6th Floor, San Francisco, California 94104.

NET ASSET VALUE

The Fund will compute its NAV as of the last Business Day of each month within 10 Business Days after the last day of that month. In determining its NAV, the Fund will value its investments as of such month-end. The NAV of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.  It is expected that the assets of the Fund will consist primarily of the Fund’s interest in the Underlying Funds, the Beta Exposure and the Buffer Account.  The NAV per Unit of the Fund will equal the NAV of the Fund divided by the number of outstanding Units. The Board has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Underlying Funds at fair value. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund's valuation policies and reported at the time that the Valuation Committee values the Underlying Fund. In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee will determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well any other relevant information available at the time that the committee considers the Underlying Fund’s valuation. Using the nomenclature of the hedge fund industry, any values reported as "estimated" or "final" values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values an Underlying Fund.

Prior to investing in any Underlying Fund, the Adviser or the Sub-Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser or the Sub-Adviser reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board state that the Fund’s Valuation Committee will consider valuations of the Fund’s interest in an Underlying Fund provided by that fund as well as other relevant information available at the time of valuation to determine the fair value of the Underlying Fund, neither the Valuation Committee nor any agent of the Fund will be able to confirm independently the accuracy of valuations provided by the Underlying Funds (which are unaudited except for valuations provided as of the Underlying Fund’s fiscal year end).

The Valuation Committee may conclude in certain circumstances that the information provided by an Underlying Fund does not represent the fair value of the Fund's interests in the Underlying Fund. Although redemptions of interests in Underlying Funds are subject to advance notice requirements, Underlying Funds will typically make available NAV information to holders which will represent the price at which, even in the absence of redemption activity, the Underlying Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Underlying Fund's governing documents, it would be necessary to effect a mandatory redemption. Following valuation procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The valuations reported by each Underlying Fund, upon which the Fund calculates its month-end NAV and NAV per Unit, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end NAV calculations of each Underlying Fund are audited by those funds' independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by Unitholders who had their Units repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations adversely affect the Fund's NAV, the outstanding Units will be adversely affected by prior repurchases to the benefit of Unitholders who had their Units repurchased at a NAV per Unit higher than the adjusted amount.

           Conversely, any increases in the NAV per Unit resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Units and to the detriment of Unitholders who previously had their Units repurchased at a NAV per Unit lower than the adjusted amount. The same principles apply to the purchase of Units. New Unitholders may be affected in a similar way.

The valuation procedures approved by the Board provide that, where deemed appropriate by the Valuation Committee and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund's investment will be valued in a manner that the Valuation Committee, in accordance with the valuation procedures approved by the Board, determines in good faith best reflects approximate market value. The Board will be responsible for ensuring that the valuation policies utilized by the Valuation Committee are fair to the Fund and consistent with applicable regulatory guidelines.

To the extent the Adviser or a Sub-Adviser invest the assets of the Fund in securities or other instruments that are not investments in Underlying Funds, the Fund will generally value such assets as described below. Securities traded on one or more securities exchanges and not subject to restrictions against resale in the market are generally valued at the last quoted sales price on the primary exchange on which the securities are traded  Securities not traded on any securities exchange for which over-the-counter market quotations are readily available shall be valued at the mean of the last bid and asked prices.  Redeemable securities issued by a registered open-end investment company will be valued at the investment company's NAV per share. Debt securities may also be valued based on broker/dealer supplied quotations or pursuant to matrix pricing provided by a Board approved pricing service.  Matrix pricing is a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.  Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost. If market quotations are not readily available or deemed to be unreliable by the Adviser or a Sub-Adviser, securities and other assets will be valued at fair value by the Valuation Committee as determined in good faith in accordance with procedures approved by the Board.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Adviser, the Sub-Advisers and/or the Board will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.  On occasion, the values of securities and exchange rates may be affected by events occurring between the time that the determination of such values or exchange rates are made and the time that the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Expenses of the Fund, including the Adviser's management fee and the costs of any borrowings, are accrued on a monthly basis on the day the NAV is calculated and taken into account for the purpose of determining NAV.  Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Valuation Committee, the Adviser, a Sub-Adviser or an Underlying Funds Manager should prove incorrect. Also, an Underlying Fund Manager will only provide determinations of the NAV of an Underlying Fund on a  monthly basis, and therefore it will not be possible to determine the NAV of the Fund more frequently.

CERTAIN TAX CONSIDERATIONS

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Fund and to an investment in Units.  This summary does not purport to be a complete description of the income tax considerations applicable to such an investment.  For example, the following does not describe tax consequences that are assumed to be generally known by investors or certain considerations that may be relevant to certain types of Unitholders subject to special treatment under U.S. federal income tax laws, including Unitholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts, and financial institutions.  This summary assumes that Unitholders hold Units as capital assets (generally, property held for investment).  The discussion is based upon the Code, Treasury regulations and administrative and judicial interpretations, each as of the date of this Prospectus and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion.  The Fund has neither sought nor will seek any ruling from the Internal Revenue Service (“IRS”) regarding this offering.  This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local tax.  It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

A “U.S. Unitholder” is a beneficial owner of Units that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the U.S;
•	a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the U.S. or any state thereof or the District of Columbia;
•
a trust, if a court within the U.S. has primary supervision over its administration and one of more U.S. persons have the authority to control all of its substantial decisions, or the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person; or

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

A “Non-U.S. Unitholder” is a beneficial owner of Units that is not a U.S. Unitholder.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Units, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  A prospective Unitholder that is a partnership holding Units or a partner of such a partnership should consult its tax advisers with respect to the purchase, ownership and disposition of Units.

Tax matters are very complicated and the tax consequences to an investor of an investment in Units will depend on the facts of its particular situation. Unitholders are encouraged to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of U.S. federal, state, local and foreign tax laws, eligibility for the benefits of any applicable tax treaty and the effect of any possible changes in the tax laws.

Election to be Taxed as a RIC

The Fund intends to elect to be treated as a RIC under Subchapter M of the Code.  As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to Unitholders as dividends.  To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, the Fund must distribute to Unitholders, for each taxable year, an amount equal to at least 90% of the Fund’s “investment company taxable income,” which is generally its ordinary income plus the excess of realized net short-term capital gain over realized net long-term capital loss, reduced by deductible expenses, which is referred to as the “Annual Distribution Requirement.”

Taxation as a RIC

If the Fund:

•	qualifies as a RIC; and
•	satisfies the Annual Distribution Requirement;

then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (generally, realized net long-term capital gain in excess of realized net short-term capital loss) distributed to Unitholders.  The Fund will be subject to U.S. federal income tax at regular corporate rates on any income or capital gain not distributed (or deemed distributed) to Unitholders.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of the Fund’s ordinary income for each calendar year, (2) 98.2% of the Fund’s capital gain net income for the one-year period generally ending October 31 in that calendar year and (3) any income realized, but not distributed, in preceding years, which is referred to as the “Excise Tax Avoidance Requirement.”  The Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Avoidance Requirement.

To qualify as a RIC for U.S. federal income tax purposes, the Fund generally must, among other things:

•
derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock or securities, which the Fund refers to as the “90% Income Test;” and

•	diversify the Fund’s holdings so that at the end of each quarter of the taxable year:

-
at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and

-
no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of one issuer, the securities of two or more issuers that are controlled, as determined under applicable tax rules, by the Fund and that are engaged in the same or similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships which the Fund refers to as the “Diversification Tests.”

The Fund may be required to recognize taxable income in circumstances in which the Fund does not receive cash. Specifically, the Fund intends to elect to mark-to-market at the end of each taxable year its shares in Underlying Funds that are classified as passive foreign investment companies (a “PFIC”) for U.S. federal income tax purposes. Furthermore, the Fund expects that all or substantially all of the Underlying Funds will be treated as PFICs for which it intends to make a mark-to-market election. As a result, with respect to its investments in PFICs, at the end of each taxable year the Fund will recognize as ordinary income any increase in the value of such interests, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Because any mark-to-market income will be included in investment company taxable income for each taxable year, the Fund may be required to make a distribution to Unitholders in order to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

If the Fund borrows money, the Fund may be prevented by loan covenants from declaring and paying dividends in certain circumstances. Limits on the Fund’s payment of dividends may prevent the

Fund from meeting the Annual Distribution Requirement, and may, therefore, jeopardize the Fund’s qualification for taxation as a RIC, or subject the Fund to the 4% excise tax.

The Fund is permitted under the 1940 Act (and is expected) to borrow funds and to sell assets in order to satisfy distribution requirements. However the Fund, under the 1940 Act, is not permitted to make distributions to Unitholders while its debt obligations and senior securities are outstanding unless certain asset coverage tests are met. Moreover, the Fund’s ability to dispose of assets to meet the distribution requirements may be limited by (1) the illiquid nature of its portfolio and (2) other requirements relating to the Fund’s status as a RIC, including the Diversification Tests.

If the Fund disposes of assets to meet the Annual Distribution Requirement, the Diversification Test s , or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If the Fund fails to satisfy the Annual Distribution Requirement or otherwise fails to qualify as a RIC in any taxable year, the Fund will be subject to tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to Unitholders. In that case, all of the Fund’s income will be subject to corporate-level U.S. federal income tax, reducing the amount available to be distributed to Unitholders. In contrast, assuming the Fund qualifies as a RIC, its corporate-level U.S. federal income tax should be substantially reduced or eliminated.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Taxation of U.S. Unitholders

Distributions by the Fund generally are taxable to U.S. Unitholders as ordinary income or long-term capital gain. Distributions of the Fund’s “investment company taxable income” (which is, generally, ordinary income plus realized net short-term capital gain in excess of realized net long-term capital loss, reduced by deductible expenses) will be taxable as ordinary income to U.S. Unitholders to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional Units. Distributions will not be eligible for the dividends received deduction allowed to corporate Unitholders and will not qualify for the reduced rates of tax for qualified dividend income allowed to individuals. Distributions of the Fund’s net capital gain (which is generally the Fund’s realized net long-term capital gain in excess of realized net short-term capital loss) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Unitholder as long-term capital gains, currently subject to reduced rates of U.S. federal income tax in the case of non-corporate U.S. Unitholders, regardless of the U.S. Unitholder’s holding period for its Units and regardless of whether paid in cash or reinvested in additional Units. However, due to the Fund’s principal investment strategy focusing on investments in PFICs, most of the Fund’s income is expected to be ordinary income, and therefore most distributions are not expected to be designated as “capital gain dividends” eligible for the reduced rate of tax. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Unitholder’s adjusted tax basis in such Unitholder’s Units and, after the adjusted basis is reduced to zero, will constitute capital gain from the sale of Units to such U.S. Unitholder.

For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. Unitholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to Unitholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s U.S. Unitholders on December 31 of the year in which the dividend was declared. Unitholders who receive distributions in the form of Units will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions. Dividends and other taxable distributions are taxable to Unitholders even though they are reinvested in additional Units.

Pursuant to the Fund’s “opt out” dividend reinvestment plan, when the Fund declares a dividend, each Unitholder that has not made a Distribution Election will automatically have their dividends reinvested in additional Units. To the extent Unitholders make a Distribution Election, the Fund may pay any or all such dividends in a combination of cash and Units. Depending on the circumstances of the Unitholder, the tax on the distribution may exceed the amount of the distribution received in cash, if any, in which case such Unitholder would have to pay the tax using cash from other sources. A Unitholder that receives Units pursuant to a distribution generally has a tax basis in such Units equal to the amount of cash that would have been received instead of Units as described above, and a holding period in such Units that begins on the Business Day following the payment date for the distribution.

A U.S. Unitholder generally will recognize taxable gain or loss if the U.S. Unitholder sells or otherwise disposes of its Units. Such Unitholder’s gain or loss is generally calculated by subtracting from the gross proceeds the cost basis of its Units sold or otherwise disposed of. Upon such disposition of such Unitholder’s Units, the Fund will report the gross proceeds and cost basis to such Unitholder and the IRS. For each disposition, the cost basis will be calculated using the Fund’s default method of first-in, first-out, unless such Unitholder instructs the Fund in writing to use a different calculation method permitted by the IRS, including average cost or specific Unit lot identification. The cost basis method elected by the Unitholder (or the cost basis method applied by default) for each disposition of Units may not be changed after the settlement date of each such disposition of Units. If a Unitholder holds its Units through a broker (or other nominee), such Unitholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for its account. Unitholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Any gain arising from a sale or disposition generally will be treated as long-term capital gain or loss if the Unitholder has held its Units for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Units held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Units. In addition, all or a portion of any loss recognized upon a disposition of Units may be disallowed if other Units are purchased (whether through reinvestment of distributions or otherwise) within 30 calendar days before or after the disposition.

In general, non-corporate U.S. Unitholders currently are subject to reduced rates of U.S. federal income tax on their net capital gain (generally, the excess of realized net long-term capital gain over realized net short-term capital loss for a taxable year, including a long-term capital gain derived from an investment in Units). Such rate currently is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Unitholders currently are subject to U.S. federal income tax on net capital gain at the maximum 35% rate that also applies to ordinary income. Non-corporate U.S. Unitholders with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate U.S. Unitholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Unitholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

The Fund will send to each U.S. Unitholder, as promptly as possible after the end of each calendar year, but in no event later than the Fund’s distribution of Form 1099, a notice detailing, on a per Unit and per distribution basis, the amounts includible in such U.S. Unitholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions generally will be reported to the IRS. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Unitholder’s particular situation.

The Fund may be required to withhold U.S. federal income tax, or “backup withholding,” currently at a rate of 28%, from all taxable distributions to any non-corporate U.S. Unitholder (1) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that such Unitholder is exempt from backup withholding, or (2) with respect to whom the IRS notifies the Fund that such Unitholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Unitholder’s U.S. federal income tax liability and may entitle such Unitholder to a refund; provided that proper information is timely provided to the IRS.

Taxation of Non-U.S. Unitholders

Whether an investment in Units is appropriate for a Non-U.S. Unitholder will depend upon that person’s particular circumstances. An investment in Units by a Non-U.S. Unitholder may have material and adverse tax consequences. Non-U.S. Unitholders should consult their tax advisers before investing in Units.

Distributions of the Fund’s “investment company taxable income” to Non-U.S. Unitholders, subject to the discussion below, will be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of the Non-U.S. Unitholder, and, if an income tax treaty applies, are attributable to a permanent establishment in the U.S. of the Non-U.S. Unitholder, in which case the distributions will be subject to U.S. federal income tax at the rates applicable to U.S. persons. In that case, the Fund will not be required to withhold federal tax if the Non-U.S. Unitholder complies with applicable certification and disclosure requirements. Special certification requirements apply to certain foreign entities, including foreign trusts and foreign partnerships, and Non-U.S. Unitholders are urged to consult their tax advisers in this regard.

Actual or deemed distributions by the Fund of capital gain dividends to a Non-U.S. Unitholder and gain realized by a Non-U.S. Unitholder upon the sale of Units will not be subject to withholding of U.S. federal income tax and generally will not be subject to U.S. federal income tax (a) unless the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the Non-U.S. Unitholder and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the Non-U.S. Unitholder in the U.S. or (b) the Non-U.S. Unitholder is an individual, has been present in the U.S. for 183 calendar days or more during the taxable year, and certain other conditions are satisfied.

If the Fund distributes its net capital gain, if any, in the form of deemed rather than actual distributions (which the Fund may do in the future), a Non-U.S. Unitholder will be entitled to a U.S. federal income tax credit or tax refund equal to the Non-U.S. Unitholder’s allocable share of the tax the Fund pays on the capital gain deemed to have been distributed. In order to obtain the refund, the Non-U.S. Unitholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the Non-U.S. Unitholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return. For a corporate Non-U.S. Unitholder, distributions (both actual and deemed), and gains realized upon the sale of the Fund’s common stock that are effectively connected with a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable income tax treaty). Accordingly, investment in Units may not be appropriate for certain Non-U.S. Unitholders.

A Non-U.S. Unitholder who is a non-resident alien individual, and who is otherwise subject to withholding of U.S. federal income tax, may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the Non-U.S. Unitholder provides the Fund or the dividend paying agent with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. Unitholder or otherwise establishes an exemption from backup withholding.

Legislation enacted on March 18, 2010, commonly referred to as the “Foreign Account Tax Compliance Act” or “FATCA,” will generally impose a U.S. withholding tax of 30% on payments to certain foreign entities of U.S.-source dividends and the gross proceeds from dispositions of shares that produces U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. To avoid withholding under these provisions, certain Non-U.S. Unitholders may need to enter into information-sharing agreements with the IRS in which they agree to identify and report information to the IRS each year on their U.S. accounts and withhold on “passthrough payments” to certain accountholders or owners who do not provide information or comply with the FATCA requirements. Non-U.S. Unitholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of Units. While these withholding tax provisions were to have been effective beginning in 2013, the U.S. Treasury Department and the IRS have indicated in a notice issued on October 24, 2012, of a phased-in implementation of these provisions, with withholding on income payments, other than gross proceeds, to begin on January 1, 2014, and withholding on withholdable payments in the form of gross proceeds to begin on January 1, 2017, and with withholding on certain “passthrough payments” to begin on January 1, 2017.

Non-U.S. persons should consult their own tax advisers with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Units.

Failure to Qualify as a RIC

If the Fund were unable to qualify for treatment as a RIC, the Fund would be subject to U.S. federal income tax on all of its net taxable income at regular corporate rates. The Fund would not be able to deduct distributions to Unitholders, nor would they be required to be made. Distributions would generally be taxable to non-corporate Unitholders as ordinary dividend income eligible for the reduced rates of U.S. federal income tax to the extent of the Fund’s current and accumulated earnings and profits. Subject to certain limitations under the Code, corporate U.S. Unitholders would be eligible for the dividends received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the Unitholder’s tax basis, and any remaining distributions would be treated as a capital gain. If the Fund were to fail to meet the RIC requirements in its first taxable year or, with respect to later years, for more than two consecutive years, and then to seek to requalify as a RIC, the Fund would be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund made a special election to pay corporate-level tax on any such unrealized appreciation recognized during the succeeding ten year period.

ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets of an employee benefit plan subject to ERISA (an “ERISA Plan”), or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (together with ERISA Plans, “Plans”) should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to an ERISA Plan, including the duty of prudence, the suitable allocation of assets within and across different asset classes , the avoidance of prohibited transaction s and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, a fiduciary of an ERISA Plan must comply with rules adopted by the U.S. Department of Labor (the “DOL”), which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of an ERISA Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition  to determine whether the Plan’s assets are suitably allocated within and across different asset classes , as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its ERISA Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made. If a fiduciary of an ERISA Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of ERISA Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result, (1) neither the managers of Sub-Funds, Underlying Fund Managers, the Adviser or the Sub-Advisers will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities; and (2) transactions involving the assets and investments of the Fund, the Alpha Engine, Buffer Account, and the Beta Exposure will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities.

           The Fund will require any Plan proposing to invest in the Fund to represent: that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies; and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

Certain prospective Plan investors may currently maintain relationships with the Adviser or the Sub-Advisers or with other entities that are affiliated with the Adviser or the Sub-Advisers. Each of the Adviser or the Sub-Adviser and their affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. Prior to a Plan’s investment in the Fund, each fiduciary of the Plan that is responsible for the Plan’s investments (each a “Fiduciary”) will be required to execute a subscription agreement on behalf of the Plan and to personally represent that:

(A) each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Internal Revenue Code or other comparable non-ERISA laws and such person is authorized to execute the subscription agreement on behalf of the Plan; (B) each Fiduciary responsible for the Plan’s investments has executed the subscription agreement; (C) each Fiduciary is: (1) responsible for the decision to invest in the Fund; and (2) qualified to make such investment decision; (D) the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws; (E) the purchase of the Unit(s) by the Plan  will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Internal Revenue Code; and (F) unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this prospectus, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Units.

ORGANIZATION AND DESCRIPTION OF UNITS

The Fund was organized as a Delaware statutory trust on August 3, 2011 and renamed the FSI Low Beta Absolute Return Fund on September 13, 2012 .  The Fund’s Declaration of Trust provides that each Unitholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of the Trustees or by a vote of the Fund’s Unitholders (i) if the approval of such amendment by the Unitholders is required by law; (ii) if the amendment is submitted to the Unitholders for approval by the Trustees; or (iii) in certain limited circumstances set forth in the Declaration of Trust.

The Units are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the Units.

Subscription Terms

Units will be sold at the then-current NAV per Unit as of the first Business Day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may discontinue accepting subscriptions at any time. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Unitholder may not become a Unitholder until cleared funds have been received, and the prospective Unitholder is not entitled to interest or performance returns until accepted as a Unitholder. The Fund must receive a completed subscription agreement and other subscription documents, as well as payment for Units, at least five (5) business days before the applicable subscription date. The Fund reserves the right to reject any subscription for Units and the Adviser may, in its sole discretion, suspend subscriptions for Units at any time and from time to time.

Investment Minimums

The minimum initial investment in the Fund from each Unitholder is $50,000 and the minimum additional investment in the Fund is $5,000. The Fund may reduce the minimum initial investment amount with respect to individual investors or classes of investors (for example, with respect to certain key employees, officers or directors of the Fund, the Adviser or their affiliates).  The Fund may accept investments for a lesser amount under certain circumstances, including where a Unitholder has significant assets under the management of the Adviser or an affiliate, in the case of regular follow-on investments, and other special circumstances that may arise (with no specified minimum). There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans.

Initial and Additional Investments

Except as otherwise permitted by the Fund, initial and any additional investments in the Fund by any Unitholder must be made by check or wire transfer.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by credit card check, money order, cashier's check, bank draft or traveler's check), starter check, or checks with more than one endorsement (unless the check is payable to one account holder and endorsed to the Fund). All investments must be transmitted in the manner that is specified in the subscription documents of the Fund. Initial and any additional investments in the Fund will be payable in one installment. Although the Fund may, in its discretion, accept securities as payment for Units, the Fund does not currently intend to accept securities as payment for Units. If the Fund chooses to accept securities, the securities would be valued in the same manner as the Fund values its other assets.

Each potential Unitholder must represent and warrant in a subscription agreement, among other things, that the Unitholder is an Eligible Investor and should consult with his, her, or its own attorney, accountant or investment adviser with respect to the terms of the subscription agreement.

           The form of Subscription Booklet can be found in Appendix A.

Investor Eligibility

Each investor will be required to represent that he, she or it is acquiring Units directly or indirectly for the account of an Eligible Investor, which includes persons who meet one of the following tests:

•
Any natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person’s spouse in excess of $300,000 in each of those years and who has a reasonable expectation of reaching the same income level in the current year;

•
Any natural person who has a net worth or joint net worth with that person’s spouse, at the time of purchase that exceeds $1,000,000 (excluding from the calculation of net worth the value of such investor's primary residence and any indebtedness that is secured by the investor's primary residence, up to the estimated fair market value of the primary residence at the time of the sale of Units except that if the amount of such indebtedness outstanding at the time of the sale of Units exceeds the amount outstanding 60 days before such time other than as a result of the acquisition of the primary residence, the amount of such excess shall be included as a liability, and including any indebtedness that is secured by the investor's primary residence in excess of the estimated fair market value of the primary residence at the time of the sale of the Units);

•
Any employee benefit plan within the meaning of ERISA, and (i) the investment decision is made by a plan fiduciary, as defined in section 3(21) of such act, which is either a bank, savings and loan association, insurance company, or registered investment adviser; or (ii) the employee benefit plan has total assets in excess of $5,000,000; or (iii) if a self-directed plan, the investment decisions are made solely by persons that qualify under any other eligibility category set forth herein;

•
A trust (i) with total assets in excess of $5,000,000, (ii) that was not formed for the purpose of investing in the Fund and (iii) of which the person responsible for directing the investment of assets in the Fund has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

•
A natural person or entity having an account managed by an investment adviser registered under the Advisers Act and the adviser is subscribing for Units in a fiduciary capacity on behalf of the account;

•	A Trustee or executive officer of the Fund;

•
An entity with total assets in excess of $5,000,000 that was not formed for the purpose of investing in the Fund and that is one of the following: (i) a corporation; (ii) a partnership; (iii) a limited liability company; (iv) an organization described in Section 501(c)(3) of the Code; or (v) a Delaware or similar statutory trust;

•
An entity licensed, or subject to supervision, by U.S. federal or state examining authorities as a “bank,” or “savings and loan association,” (within the meaning of Regulation D under the 1933 Act) or an account for which a bank or savings and loan association is subscribing in a fiduciary capacity;

•	A broker or dealer registered with the SEC under the 1934 Act;

•	An investment company registered under the 1940 Act;

•	An entity that has elected to be treated or qualifies as a “business development company” within the meaning of Section 2(a)(48) of the 1940 Act or Section 202(a)(22) of the Advisers Act;

•	An insurance company as defined in Section 2(a)(13) of the 1933 Act;

•
Any plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, and such plan has total assets in excess of $5,000,000;

•	Any private business development company as defined in section 202(a)(22) of the Advisers Act;

•	A Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended; or

•	An entity in which all of the equity owners meet one or more of the qualifications set forth above.

After an initial purchase, existing Unitholders subscribing for additional Units will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Fund will appear in the subscription agreement that must be completed by each prospective Unitholder.

REPURCHASES AND TRANSFERS OF UNITS

No Right of Redemption

There is no public market for Units and none is expected to develop. Units are generally not freely transferable and liquidity will normally be provided only through limited tender offers that may be made from time to time by the Fund.  No Unitholder will have the right to require the Fund to redeem the Units or portion thereof.  An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of the Units.

Repurchases of Units

Units repurchased less than one year following the date of the purchase of the particular Units being tendered will be subject to an early repurchase charge of 2.00% (of repurchase proceeds) paid to the Fund.

The Fund expects to offer to repurchase outstanding Units pursuant to written tenders by Unitholders from time to time. Tender offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units or a specific number of Units that have provided written tender requests.  Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all Unitholders or persons holding Units acquired from Unitholders.  When the Board determines that the Fund will repurchase Units or portions thereof, notice will be provided to each Unitholder describing the terms thereof, and containing information Unitholders should consider in deciding whether and how to participate in such repurchase opportunity.  The Board expects that the Fund may consider offering to repurchase Units quarterly, with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter). Given that the Fund is expected to commence operations on or about June 1, 2013, the initial valuation date for a repurchase offer shall not be prior to December 31, 2013.

    The Board will consider the following factors, among others, in making its determination:

•	The recommendation of any investment adviser;

•	Whether any Unitholders have requested to tender Units or portions thereof to the Fund;

•	The liquidity of the Fund’s assets (including fees and costs associated with withdrawing from investments);

•	The investment plans and working capital requirements of the Fund;

•	The relative economies of scale with respect to the size of the Fund;

•	The history of the Fund in repurchasing Units or portions thereof;

•	The availability of information as to the value of the Fund’s assets;

•	The economic condition of the securities markets and the economy generally as well as political, national or international developments or current affairs; and

•	The anticipated tax consequences to the Fund of any proposed repurchases of Units or portions thereof.

           Units will be repurchased at their NAV determined as of the Valuation Date (as defined below).  The Fund’s assets consist primarily of interests in the Underlying Funds and the Beta Exposure. Generally, in order to finance the repurchase of Units pursuant to the tender offers, the Fund will liquidate all or a portion of its interest in an Underlying Fund and adjust the Beta Exposure. Because interests in an Underlying Fund are generally not transferable, the Fund may withdraw a portion of its interest in an Underlying Fund only pursuant to the redemption terms of that Underlying Fund which may include a redemption gate. The Fund may decide not to make a tender offer larger than the sum of the amount available for redemption from the Underlying Funds in which it holds an interest.  The Fund may also borrow money in order to finance the repurchase of Units.

           Due to liquidity constraints associated with the Fund’s investments in an Underlying Fund and an Underlying Fund’s investments in Sub-Funds, it is presently expected that, under the procedures applicable to the repurchase of Units, Units will be valued for purposes of determining their repurchase price as of a quarter end (“Valuation Date”).  In order to permit the Fund to finance the repurchase of Units through a liquidation of all or a portion of its interest in an Underlying Fund, the Repurchase Offer will terminate, and the Unitholders must tender the Units they wish to sell in the repurchase offer, at least 90 days after the date by which Unitholders must submit a repurchase request (“Repurchase Offer Acceptance Deadline”). If the Fund borrows money to finance a repurchase of Units, the Repurchase Offer Acceptance Deadline may be less than 90 days prior to the Valuation Date.  The Repurchase Acceptance Deadline will be specified in the notice describing the terms of the applicable repurchase offer.  A repurchase offer shall terminate on the designated Repurchase Offer Acceptance Deadline and any tender of Units received from a Unitholder after that date shall be void.

Unitholders who tender Units in a repurchase offer may not have all of the tendered Units repurchased by the Fund.  If over-subscriptions occur, the Fund may elect to repurchase less than the full amount that a Unitholder requests to be repurchased. If a repurchase offer is oversubscribed, the Fund generally will repurchase only a pro rata portion of the amount tendered by each Unitholder. If all of a Unitholder’s Units are repurchased, that Unitholder will cease to be a Unitholder.

            Promptly after the Repurchase Offer Acceptance Deadline, each Unitholder whose Units have been accepted for purchase by the Fund in a repurchase offer shall receive cash, or a non-interest bearing, non-transferable promissory note issued by the Fund entitling such Unitholder to be paid, in an amount equal to 100% of the unaudited NAV of such Unitholder’s repurchased Units, determined as of the Valuation Date.  The promissory note, and not cash, will be the only consideration paid promptly after the Valuation Date in connection with repurchase offers structured such that the Repurchase Offer Acceptance Deadline is at least 90 days prior to the Valuation Date. The promissory note will entitle the Unitholder to be paid within 90 calendar days after the Valuation Date, or if the Fund has requested withdrawal of its capital from any Underlying Funds to fund the repurchase of Units, ten (10) Fund Business Days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Underlying Funds, whichever is later (a “Payment Date”).

All repurchases of Units will be subject to any and all conditions as the Board may impose in its sole discretion.

Unitholders will have to decide whether to tender their Units for repurchase without the benefit of having current information regarding the value of Units as of a date proximate to the Valuation Date.  In addition, there will be a substantial period of time between the date that Unitholders must tender Units and the date they can expect to receive payment for their Units from the Fund.

The maximum number of Units that will be repurchased by the Fund during any repurchase offer generally is not expected to have a value that exceeds 25% of the Fund’s aggregate NAV on the applicable Valuation Date.

As set forth above, when Units are repurchased by the Fund, Unitholders will generally receive cash distributions equal to the value of the Units repurchased. However, at the sole discretion of the Board, the proceeds of repurchases of Units may be paid by the in-kind distribution of securities held by the Fund, or partly in cash and partly in-kind. The Fund does not expect to distribute securities in-kind except in unusual circumstances, such as in the unlikely event that the Fund does not have sufficient cash to pay for Units that are repurchased or if making a cash payment would result in a material adverse effect on the Fund or on Unitholders not tendering Units for repurchase.  Such investments so distributed may consist of illiquid securities held directly by the Fund, interests in Underlying Funds or portfolio securities held by Underlying Funds that were distributed to the Fund in-kind.  Such investments will not be readily marketable or saleable and may have to be held by such holders for an indefinite period of time.  As a result, an investment in the Fund is suitable only for sophisticated investors.  Any such in-kind distributions will not materially prejudice the interests of remaining Unitholders.  See “Risk Factors.”  Repurchases will be effective after receipt of all eligible written tenders of Units from Unitholders and acceptance by the Fund.

Because the Fund expects to determine its NAV as of the last Business Day of each month, approximately two weeks after the end of each month, Unitholders may not be able to obtain current information regarding the value of Units when making their decision as to whether to tender Units for repurchase.

The repurchase of a Unitholder’s  Units by the Fund will generally be a taxable event for the Unitholder.  Gain or loss will be equal to the difference between the amount received by the Unitholder and the Unitholder’s tax basis in the Units.

The Fund believes that repurchase offers generally will be beneficial to the Fund’s Unitholders, and typically will be funded from available cash or sales of portfolio securities.  However, payment for repurchased Units may require the Fund to liquidate portfolio holdings earlier than the Adviser or a Sub-Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.  The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Units.  If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Unitholders who do not tender their Units in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income.  To the extent the Fund finances repurchase proceeds by selling Fund investments, the Fund may hold a larger proportion of its total assets in less liquid securities.  Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.  Repurchase of the Fund’s Units will tend to reduce the amount of outstanding Units and, depending upon the Fund’s investment performance, its net assets.  A reduction in the Fund’s net assets will tend to increase the Fund’s expense ratio.

Prior to the Repurchase Offer Acceptance Deadline, the Fund may cancel an offer to repurchase Units (an “Offer”), amend the Offer or postpone the acceptance of tenders made pursuant to the Offer if: (i) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund's investment objective and policies in order to purchase Units tendered pursuant to the Offer; (ii) there is, in the judgment of the Board any: (a) legal action or proceeding instituted or threatened challenging the Offer or otherwise materially adversely affecting the Fund; (b) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the U.S. that is material to the Fund; (c) limitation imposed by federal or state authorities on the extension of credit by lending institutions; (d) suspension of trading on any organized exchange or over-the-counter market where the Fund has a material investment; (e) commencement of war, significant increase in armed hostilities or other international or national calamity directly or indirectly involving the U.S. that is material to the Fund; (f) material change in the NAV of the Fund from the NAV of the Fund as of commencement of the Offer; or (g) other event or condition that would have a material adverse effect on the Fund or its investors if Units tendered pursuant to the Offer were purchased; or (iii) the Board determines that it is not in the best interest of the Fund to purchase Units pursuant to the Offer. However, there can be no assurance that the Fund will exercise its right to extend, amend or cancel the Offer or to postpone acceptance of tenders pursuant to the Offer.

The Board may impose other conditions on repurchases of Units.  Repurchases of Units by the Fund are subject to SEC rules governing issuer self-tender offers and will be made only in accordance with these rules.  The Fund believes that the repurchase procedures described above comply with these requirements.  However, if modification of the Fund’s repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide Unitholders substantially the same liquidity for Units as would be available under the procedures described above.

Mandatory Repurchase by the Fund

The Declaration of Trust of the Fund provides that the Fund may repurchase Units of a Unitholder or any person acquiring Units from or through a Unitholder if:

•
The Units have been transferred in violation of the Declaration of Trust, or the Units have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Unitholder;

•
Ownership of the Units by a Unitholder or other person is likely to cause the Fund to be in violation of, or require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the U.S. or any other relevant jurisdiction;

•
Continued ownership of the Units may be harmful or injurious to the business or reputation of the Fund, the Board, the Adviser, a Sub-Adviser or any of their affiliated persons, or may subject the Fund or any of the Unitholders to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	Any of the representations and warranties made by a Unitholder or other person in connection with the acquisition of the Units was not true when made or has ceased to be true;

•
With respect to a Unitholder subject to special regulatory or compliance requirements, such as those imposed by the Employee Retirement Income Security Act of 1974, as amended, the Bank Holding Company Act or certain Federal Communication Commission regulations, the Fund will likely be subject to additional regulatory or compliance requirements by virtue of such Unitholder continuing to hold Units;

•	A Unitholder owns less than 100 Units; or

•	It would be in the best interests of the Fund, as determined by the Board, for the Fund to repurchase the Units.

Transfer Restrictions

The Units are subject to substantial restrictions on transferability.

Any Units held by a Unitholder may be transferred only (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder or (2) under certain limited instances set out in the Declaration of Trust, with the consent of the Board (which may be withheld in the Board’s sole and absolute discretion).  If a Unitholder transfers Units with the approval of the Board, the Board will promptly take all necessary actions so that each transferee or successor to whom or to which the Units are transferred is admitted to the Fund as a Unitholder.

No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of a Unit (or portion of a Unit) unless the following conditions are met: (1) the transferring Unitholder has been a Unitholder for at least six months; (2) the proposed transfer is to be made on the Valuation Date of an offer by the Fund to repurchase the Unit (or portion of the Unit); and (3) the transfer is one in which the tax basis of the Unit in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring Unitholder (e.g., certain transfers to affiliates). Notice to the Fund of any proposed transfer of Units must include evidence satisfactory to the Board that the proposed transferee is an Eligible Investor.

A Unitholder that transfers Units may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

By purchasing a Unit, each Unitholder has agreed to indemnify and hold harmless the Fund, the Board, the Adviser, each Sub-Adviser, each other Unitholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Unitholder in violation of the Declaration of Trust these provisions or any misrepresentation made by such Unitholder in connection with any such transfer.

OTHER INFORMATION

Distributions, Voting and Liquidation Rights

Each Unit of beneficial interest of the Fund has one vote and Units participate equally with other Units in distributions when and if declared by the Fund and in the Fund’s net assets upon liquidation. All Units, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to the Units. Fund Units do not have cumulative voting rights and, as such, holders of more than 50% of the Units voting for Trustees can elect all Trustees and the remaining Unitholders would not be able to elect any Trustees. The Fund does not intend to hold annual meetings of Unitholders.

Control

As of this date, the Fund is controlled by its sole shareholder Gary W. Gould.

Table of Contents of Statement of Additional Information

Contents	Page
INVESTMENT POLICIES AND PRACTICES	2
REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF UNITS	1 0
BOARD OF TRUSTEES	1 3
INVESTMENT ADVISORY SERVICES	1 7
ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT, AND COMPLIANCE SERVICES	18
DISTRIBUTOR	19
CUSTODIAN	2 0
PORTFOLIO MANAGER	2 0
PORTFOLIO TRANSACTIONS	2 1
THE FUND EXPENSES	2 2
CODE OF ETHICS	2 3
VOTING OF PROXIES	2 4
CERTAIN TAX CONSIDERATIONS	2 4
ERISA CONSIDERATIONS	3 1
VALUATION OF ASSETS	32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL	3 5
SUMMARY OF DECLARATION OF TRUST	3 5
FUND ADVERTISING AND SALES MATERIAL	37
FINANCIAL STATEMENTS	38
EXHIBIT A - FUND PROXY VOTING PROCEDURES	A-1
EXHIBIT B - FINANCIAL SOLUTIONS, INC. PROXY VOTING PROCEDURES	B-1
EXHIBIT C - MERITAGE CAPITAL , LLC PROXY VOTING PROCEDURES	C-1
EXHIBIT D - PLUSCIOS MANAGEMENT LLC PROXY VOTING PROCEDURES	D-1

APPENDIX A - FORM OF SUBSCRIPTION BOOKLET

SUBSCRIPTION DOCUMENTS

for

Units of

FSI LOW BETA ABSOLUTE RETURN FUND

(a Delaware statutory trust)

________________________________

PLEASE CAREFULLY REVIEW AND FOLLOW THE INSTRUCTIONS IMMEDIATELY BEHIND THIS COVER PAGE.

INCOMPLETE AGREEMENTS AND QUESTIONNAIRES
WILL BE RETURNED TO SUBSCRIBERS FOR COMPLETION.

________________________________

SUBSCRIPTION INSTRUCTIONS

1.
Please read and complete the attached Subscription Agreement.  It contains certain statements and certain representations required to be made by each subscriber.  Please complete, date and sign the signature page of the Subscription Agreement.  This Subscription Agreement must be received by Atlantic Fund Services, the Fund’s Administrator, at least five (5) Business Days (as defined below) prior to the date on which the subscription is to take effect.  The subscription monies payable in cleared funds must be received by the Fund prior to the applicable subscription date.  The term “Business Day” refers to any day that the New York Stock Exchange is open for business.  All references to Business Day shall be based on the time in New York City.

2.
Please complete the attached Investor Questionnaire.  The information is intended to establish, among other things, (i) whether you satisfy the eligibility qualifications required by the Fund, and (ii) that there is compliance with the Investment Company Act of 1940, as amended.  Please complete, date and sign the signature page of the Investor Questionnaire.

3.
Please review the Agreement and Declaration of Trust (“Trust Agreement”).  The Fund recommends that each subscriber read the Fund’s Trust Agreement in its entirety prior to making an investment in the Fund.  A subscriber can obtain a copy of the Trust Agreement by contacting the Fund’s Administrator at the number set forth in item 7 below.

4.	Return completed documents. Please return the executed Subscription Agreement and Investor Questionnaire in the enclosed self-addressed envelope to the Fund’s Administrator as follows:

Regular Mail:	Overnight Delivery:

FSI Low Beta Absolute Return Fund PO Box 588 Portland, ME 04112	FSI Low Beta Absolute Return Fund c/o Atlantic Fund Services Three Canal Plaza, Ground Floor Portland, Maine 04101

5.
Wiring instructions.  If you are wiring funds, please have your bank identify on the wire transfer the name of the prospective investor.  We recommend that your bank charge its wiring fees separately so that the entire amount you have elected to invest may be invested in the Fund.  Wires should be sent to:

Union Bank
Los Angeles, CA
ABA # 122000496
For Credit To:
Atlantic Shareholder Services FBO FSI Funds Subcribers
Account # 4580006081
Further Credit To: (Your FSI Account Number)

6 .	Questions. Questions concerning the completion of the Subscription Agreement or Investor Questionnaire should be directed to 1-877-379-7380.

ALL INFORMATION SHOULD BE TYPED OR PRINTED IN INK.
ALL CORRECTIONS MUST BE INITIALED.

PLEASE NOTIFY THE FUND IMMEDIATELY IF THE INFORMATION YOU SUPPLY BECOMES INACCURATE AT ANY TIME.

FSI Low Beta Absolute Return Fund

(a Delaware statutory trust)

UNITS WILL BE SOLD ONLY TO INVESTORS WHO MEET CERTAIN MINIMUM SUITABILITY QUALIFICATIONS DESCRIBED HEREIN.

UNITS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES AUTHORITY OR ANY OTHER REGULATORY AUTHORITY, NOR HAS ANY OF THE FOREGOING PASSED UPON OR ENDORSED THE MERITS OF THIS DOCUMENT OR THE OFFERING.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TRANSFER OF THE SECURITIES IS FURTHER RESTRICTED BY THE TERMS OF THE TRUST AGREEMENT.

FSI Low Beta Absolute Return Fund

NOTICE TO PROSPECTIVE INVESTORS
REGARDING COMPLIANCE WITH
ANTI-MONEY LAUNDERING REGULATIONS

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you:  When you open an account, we will ask for your name, address, date of birth, social security number and other information or documents that will allow us to identify you. This information will be subject to verification.

By signing and submitting this Subscription Agreement, you give the FSI Low Beta Absolute Return Fund (the “Fund”) and its agents permission to collect information about you from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies, which will be used to help verify your identity.

If you do not provide the information, we may not be able to open your account.  If we open your account but are unable to verify your identity, we reserve the right to take such other steps as we deem reasonable, including closing your account and redeeming your investment at the net asset value next calculated after the Fund decides to close your account.

FSI Low Beta Absolute Return Fund

(a Delaware statutory trust)

________________________________________

SUBSCRIPTION AGREEMENT
________________________________________

FSI Low Beta Absolute Return Fund
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101
Telephone: 1-877-379-7380
Facsimile: 1-207-347- 2195

Ladies and Gentlemen:

The undersigned wishes to invest in FSI Low Beta Absolute Return Fund, a Delaware statutory trust (“Fund”), upon the terms and conditions contained in the Fund’s Prospectus dated [DATE], as the same may be amended or supplemented (the “Prospectus”).

1. Subscription.

(a) Subject to the terms and conditions of this Subscription Agreement (“Agreement”), the undersigned hereby tenders a subscription (by check or by wire transfer) in the amount set forth on the signature page hereto (“Subscription”) for units in the Fund (“Units”).  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by credit card check, money order, cashier's check, bank draft or traveler's check), starter check, or checks with more than one endorsement (unless the check is payable to one account holder and endorsed to the Fund).

(b) The Subscription shall be payable in full upon execution of this Agreement.

(c) The minimum initial investment amount is $50,000 and the minimum additional investment amount is $5,000, subject to the right of the Fund to accept investments of a lesser amount.  There is no initial investment minimum for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. The Subscription Amount does not include an amount for any transfer taxes or any other form of tax.  Subject to any legal or regulatory restrictions, the undersigned’s payment will be held by the Administrator in a subscription account if received prior to the applicable subscription date. The undersigned will not be paid any interest from the subscription account.

2. Acceptance of Agreement.  It is understood and agreed that this Agreement is made subject to the following terms and conditions:

(a)           The Fund shall have the right to accept or reject this Agreement and shall have the right to accept or reject the Subscription in the Fund’s sole and absolute discretion, and this Agreement and the

Subscription shall be deemed to be accepted by the Fund only when the undersigned has been included as a unitholder in the books and records of the Fund.  If this Subscription is rejected, the Subscription will be returned without interest promptly to the undersigned and this Agreement shall have no force or effect.

(b)           The undersigned understands that the undersigned’s Units will not be evidenced by a certificate subject to Article 8 of the Uniform Commercial Code.

3. Representations and Warranties by the Fund.  The Fund represents, warrants and agrees as follows:

(a) Organization and Standing of the Fund, etc.  The Fund is duly and validly formed and validly existing as a statutory trust under the laws of the State of Delaware and has all requisite power and authority under the Trust Agreement and such laws to conduct its business as described in the Trust Agreement.

(b) Compliance with Other Instruments, etc.  The Fund is not in material violation of any term of the Trust Agreement or this Agreement nor is it in material violation of any term of any other mortgage, indenture, contract, agreement, instrument, judgment, decree or order that is applicable to it or by which it is bound.

4.           Representations and Warranties of the Undersigned.  The undersigned, on its own behalf, or if this Agreement is being executed by an authorized representative acting on behalf of the undersigned (“Authorized Representative”), the Authorized Representative hereby represents and warrants to the Fund as follows:

(a)           The undersigned has received, read carefully and understands the Prospectus and this Agreement and all attachments hereto and thereto and has (if applicable) consulted with the undersigned’s own attorney, accountant or investment adviser with respect to the investment contemplated hereby and its suitability for the undersigned.  Any special acknowledgment set forth below with respect to any statement contained in the Prospectus or this Agreement shall not be deemed to limit the generality of this representation and warranty.

(b)           The undersigned has been provided an opportunity to obtain any additional information concerning the offering and the Fund to the extent the Fund possesses such information or can acquire it without unreasonable effort or expense, and has been given the opportunity to ask questions of, and receive answers from, the Fund concerning the terms and conditions of the offering and other matters pertaining to this investment.

(c)           The undersigned understands and acknowledges that (i) the Units cannot be sold or transferred without the prior written consent of the Fund, which may be withheld in its sole discretion and will be withheld if transfer would subject the Fund to adverse tax consequences; and (ii) the undersigned has been advised to consult his, her or its financial, tax, and legal advisors with respect to an investment in the Fund and the terms of this Agreement and all attachments hereto.

(d)           The statements as to net worth and annual income or assets of the undersigned and the other information set forth in the attached Investor Questionnaire are true, correct and complete in all material respects.

(e)           The undersigned has evaluated the risks of investing in the Units, and has determined that the Units are a suitable investment for the undersigned.  The undersigned can bear the economic risk of this investment and can afford a complete loss of its investment.  In evaluating the suitability of an investment in the Units, the undersigned has not relied upon any representations or other information (whether oral or written) other than as set forth in the Prospectus or the Fund’s Statement of Additional Information, and attachments thereto, and independent investigations made by the undersigned or representative(s) of the undersigned.

(f)           The undersigned is knowledgeable and experienced in evaluating investments and experienced in financial and business matters and is capable of evaluating the merits and risks of investing in the Units.  The aggregate amount of the investments of the undersigned in, and the undersigned’s commitments to, all similar investments that are illiquid is reasonable in relation to the undersigned’s net worth.

(g)           The address set forth in the Investor Contact Information is the undersigned's true and correct residence, if an individual, or principal place of business, if an entity.

(h)           The undersigned (if an entity) is duly authorized and qualified to become a unitholder of, and authorized to make investments in the Fund, and the person signing this Agreement for or on behalf of such entity has been duly authorized by such entity to do so.

(i)           Any information that the undersigned has heretofore furnished to the Fund with respect to the undersigned is correct and complete as of the date of this Agreement and if there should be any material change in such information prior to the undersigned’s purchase of Units, the undersigned will immediately furnish such revised or corrected information to the Fund.

(j)           The representations, warranties, agreements, undertakings and acknowledgments made by the undersigned or its Authorized Representative in this Agreement (including the Investor Questionnaire) are made with the intent that they be relied upon by the Fund in determining his, her or its suitability as a purchaser of the Units, and shall survive his, her or its purchase.  In addition, the undersigned undertakes to notify the Fund immediately of any change in any representation, warranty or other information relating to the undersigned set forth herein.

(k)           The undersigned, if it is a corporation, limited liability company, trust, fund or other entity, is duly organized, validly existing and in good standing under the laws of its jurisdiction of organization, was formed prior to, and not for the purpose of investing in the Units and the execution, delivery and performance by it of this Agreement are within its powers, have been duly authorized by all necessary corporate or other action on its behalf, require no action by or in respect of, or filing with, any governmental body, agency or official (except as disclosed in writing to the Fund), and do not and will not contravene, or constitute a default under any provision of applicable law or regulation or of its certificate of incorporation or other comparable organizational documents or any agreement, judgment, injunction, order, decree or other instrument to which the undersigned is a party or by which the undersigned or any of the undersigned’s properties is bound.  This Agreement constitutes a valid and binding agreement of the undersigned enforceable against the undersigned in accordance with its terms.

(l)           If the undersigned is a natural person, the execution, delivery and performance by the undersigned of this Agreement is within the undersigned’s legal right, power and capacity, require no action by or in respect of, or filing with, any governmental body, agency or official (except as disclosed in writing to the Fund), and do not and will not contravene, or constitute a default under, any provision of applicable law or regulation or of any agreement, judgment, injunction, order, decree or other instrument to which the undersigned is party or by which the undersigned or any of his or her properties is bound.  This Agreement constitutes a valid and binding agreement of the undersigned enforceable against the undersigned in accordance with its terms.

(m)           No representations or warranties have been made to the undersigned by the Fund, or any agent of the Fund, other than as set forth herein.

(n)           If the undersigned is a non-discretionary client of the Fund’s investment adviser, a Fund sub-adviser, or an affiliate of the Fund’s investment adviser or a Fund’s sub-adviser, the undersigned acknowledges and agrees that the decision to acquire Units was made by the undersigned based on the undersigned’s own analysis, either alone or with the assistance of the undersigned’s own professional advisors, of the merits and risks of the investment.  In addition, the individual responsible for the undersigned’s investment in the Fund (including any advisor or consultant) has been responsible for decisions to invest (whether acting on behalf of the undersigned or others) in a significant way in investments such as publicly traded U.S. equity securities, widely held mutual funds, closed-end investment companies, private investment partnership or limited liability company units, other non-publicly traded securities and futures and options on futures.

(o)           The undersigned acknowledges and is aware of the following: (i) the speculative nature and the degree of risk involved in the Fund’s proposed investment activities, as described in the Prospectus; (ii) the Fund may utilize leverage as part of its investment strategy; (iii) there are certain actual and potential conflicts of interest that should be considered by the undersigned before subscribing; (iv) the tax effects that may be expected by the Fund are not susceptible to precise prediction, and future legislation, future rulings of the U.S. Internal Revenue Service and court decisions may have an adverse effect on one or more of the tax elections made by the Fund; and (v) valuations of the Fund may be unaudited and/or estimated.

(p)           (For IRA, KEOGH, ERISA and other Plan Investors Only) If the undersigned  is an IRA, KEOGH, ERISA, or other plan that is: (i) an “employee benefit plan” within the meaning of Section 3(3) of Employee Retirement Income Security Act of 1974 (“ERISA”) that is subject to Part 4 of Subtitle B of Title I of ERISA and/or (ii) a “plan” within the meaning Section 4975(e)(1) of the Internal Revenue Code of 1986, as amended (the “Code”)that is subject to Section 4975 of the Code (a “Plan”), the undersigned and any fiduciaries responsible for its investments (each a “Fiduciary”), are aware of and understand the Fund’s investment objectives, policies, and strategies and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.  In addition, each Fiduciary executing this Agreement on behalf of the Plan personally represents and warrants to the Fund that: (A) each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Code or other comparable non-ERISA laws and such person is authorized to execute this Agreement on behalf of the Plan; (B) each Fiduciary responsible for the Plan’s investments has executed this Agreement; (C) each Fiduciary is: (1) responsible for the decision to invest in the Fund; ; and (2) qualified to make such investment decision; (D) the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws; and (D) the purchase of the Unit(s) by the Plan will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code; and (E) unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

5.           Indemnity.

(a)           The undersigned, executing this Agreement on its own behalf, agrees to indemnify and hold harmless the Fund against any and all claims, damages, losses, liabilities and expenses whatsoever (including all expenses reasonably incurred in investigating, preparing or defending against any claim whatsoever) arising out of or based upon (i) any false representation or warranty made by the undersigned, or breach or failure by the undersigned to comply with any covenant or agreement made by the undersigned, in this Agreement or in any other document furnished by the undersigned to the Fund in connection with this transaction or (ii) any action for securities law violations instituted or joined by the undersigned which is finally resolved by judgment against the undersigned. The undersigned also agrees to indemnify the Fund for any and all damages, costs, fees, losses and expenses (including legal fees and disbursements) in connection with or resulting from any misrepresentation or misstatement by the undersigned contained herein or the assertion of the undersigned’s lack of proper authorization from any underlying subscriber for whom the undersigned is acting as trustee, agent, representative or nominee (such underlying subscriber, the “Beneficial Owner”) to enter into this Agreement or perform the obligations hereof. The reimbursement, indemnity and contribution obligations of the undersigned under this section shall be in addition to any liability which the undersigned may otherwise have, and shall be binding upon and inure to the benefit of any successors or assigns of the Fund.

(b)           Each Authorized Representative (including a Fiduciary defined above in Section 4(p)) executing this Agreement on behalf of the undersigned personally agrees to, jointly and severally, indemnify and hold harmless the Fund against any and all claims, damages, losses, liabilities and expenses whatsoever (including all expenses reasonably incurred in investigating, preparing or defending against any claim whatsoever) arising out of or based upon (i) any false representation or warranty made by the undersigned or an Authorized Representative, or breach or failure by the undersigned or an Authorized Representative to comply with any covenant or agreement made by the undersigned or an Authorized Representative, in this Agreement or in any other document furnished by the undersigned or an Authorized Representative to the Fund in connection with this transaction or (ii) any action for securities law violations instituted or joined by the undersigned or an Authorized Representative which is finally resolved by judgment against the undersigned or an Authorized Representative.  Each Authorized Representative also personally agrees to, jointly and severally, indemnify the Fund for any and all damages, costs, fees, losses and expenses (including legal fees and disbursements) in connection with or resulting from any misrepresentation or misstatement by the undersigned or an Authorized Representative contained herein or the assertion of the undersigned’s or Authorized Representative’s lack of proper authorization from any Beneficial Owner to enter into this Agreement or perform the obligations hereof. The reimbursement, indemnity and contribution obligations of each Authorized Representative under this section shall be in addition to any liability that the Authorized Representative may otherwise have, and shall be binding upon and inure to the benefit of any successors or assigns of the Fund.

6.           Verification of Identity.

(a)           The undersigned should check the website of the U.S. Treasury Department’s Office of Foreign Assets Control (“OFAC”) at <http://www.treas.gov/ofac> before the undersigned or its Authorized Representative makes the following representations:

(i)           The undersigned represents that the Unit(s) is to be purchased with funds that are from legitimate sources in connection with his, her or its regular business activities and that were not and are not directly or indirectly derived from activities that may contravene federal, state or international laws and regulations, including anti-money laundering laws and regulations.  The undersigned hereby declares that the Unit(s) is not being acquired and will not be held in violation of any applicable laws.

(ii)           Federal regulations and Executive Orders administered by OFAC prohibit, among other things, the participation in transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals, a list of which may be found at the OFAC website set forth above.  In addition, the programs administered by OFAC prohibit dealing with individuals in certain countries regardless of whether such individuals or entities appear on the OFAC list.  The undersigned represents and warrants that, to the best of his, her or its knowledge, neither of (A) the undersigned, (B) any person controlling or controlled by the undersigned, (C) any person with a beneficial interest in the undersigned, or (D) any person for whom the undersigned is acting as agent or nominee in connection with an investment in the Unit(s) is a country, territory, individual or entity named on an OFAC list, nor is a person or entity prohibited under any program administered by OFAC.

(iii)           The undersigned agrees to promptly notify the Fund if the undersigned becomes aware of any change in the information set forth in these representations.  The Fund may be obligated to freeze the account of the undersigned, either by prohibiting additional investments from the undersigned, declining any repurchase requests and/or segregating the assets in the account in compliance with governmental regulation, and the Fund may also be required to report such action and to disclose the undersigned’s identity to OFAC.  The undersigned acknowledges that the Fund may, by written notice to the undersigned withhold distribution of repurchase proceeds to the undersigned if the Fund deems it to be reasonably necessary to do so to comply with anti-money laundering regulations applicable to the Fund or any of the Fund’s other service providers.

(b)           The undersigned or its Authorized Representative represents and warrants that, to the best of his, her or its knowledge, neither of (i) the undersigned, (ii) any person controlling or controlled by the undersigned, (iii) any person with a beneficial interest in the undersigned, or (iv) any person for whom the undersigned is acting as agent or nominee in connection with an investment in the Unit(s) is a senior foreign political figure,1 or any immediate family member2 or close associate3 of a senior foreign political figure.

(c)           If the undersigned is a non-U.S. banking institution (“Foreign Bank”) or if the undersigned receives deposits from, makes payments on behalf of, or handles other financial transactions related to a Foreign Bank, the undersigned or its Authorized Representative represents and warrants that the Foreign Bank:  (i) has a fixed address, other than solely an electronic address, in a country in which the Foreign Bank is authorized to conduct banking activities; (ii) employs one or more individuals on a full-time basis; (iii) maintains operating records related to its banking activities; (iv) is subject to inspection by the banking authority that licensed the Foreign Bank to conduct banking activities; and (v) does not provide banking services to any other Foreign Bank that does not have a physical presence in any country and that is not a regulated affiliate.

(d)           The Fund reserves the right to request such information as is necessary to verify the identity of the undersigned.  The undersigned shall promptly on demand provide such information and execute and deliver such documents as the Fund may request to verify the accuracy of the undersigned’s representations and warranties herein or to comply with any law or regulation to which the Fund may be subject.  In the event of delay or failure by the undersigned to produce any information required for verification purposes, the Fund may refuse to accept the application and the subscription funds relating thereto or may refuse to process a repurchase request until proper information has been provided.  Further, the Fund may not accept any funds from the undersigned if it cannot make the representations set forth in Section 4 or Section 6.  If an existing holder of Units or an authorized representative acting on behalf of such person cannot make these representations, the Fund may require the repurchase of the Unit(s) held by such person.

7.           Assignment; Transferability.  This Agreement or any interest herein may not be assigned by either party without the written consent of the other party.  The undersigned further agrees that the assignment and transferability of the Units acquired pursuant hereto shall be made only in accordance with the terms of the Trust Agreement and the Prospectus.

8.           Time; No Revocation.  Time shall be of the essence in this Agreement.  The undersigned agrees that this Agreement and any agreement of the undersigned made hereunder is irrevocable by the undersigned, and that this Agreement shall survive the death or legal incapacity of the undersigned.

9.           Notices.  All notices or other communications given or made hereunder shall be in writing and shall be deemed effectively given upon personal delivery or upon deposit in any United States mail box, postage prepaid, deposit with an overnight courier, or transmission by facsimile or electronic mail to the undersigned at the address set forth in the undersigned’s Contact Information attached hereto and to the Fund at the address below, or at such other place as the Fund may designate by written notice to the undersigned:

1   A “senior foreign political figure” is defined as a senior official in the executive, legislative, administrative, military or judicial branches of a foreign government (whether elected or not), a senior official of a major foreign political party, or a senior executive of a foreign government-owned corporation.  In addition, a “senior foreign political figure” includes any corporation, business or other entity that has been formed by, or for the benefit of, a senior foreign political figure.

2   The “immediate family” of a senior foreign political figure typically includes the figure’s parents, siblings, spouse, children and in-laws.

3   A “close associate” of a senior foreign political figure is a person who is widely and publicly known to maintain an unusually close relationship with the senior foreign political figure. and includes a person who is in a position to conduct substantial domestic and international financial transactions on behalf of the senior foreign political figure.

Regular Mail:	Overnight Delivery:

FSI Low Beta Absolute Return Fund PO Box 588 Portland, ME 04112	FSI Low Beta Absolute Return Fund c/o Atlantic Fund Services Three Canal Plaza, Ground Floor Portland, Maine 04101

10.           Survival of Agreements, Representations and Warranties, etc.  All agreements, representations and warranties contained herein or made in writing by or on behalf of the Fund in connection with the transactions contemplated by this Agreement shall survive the execution and delivery of this Agreement, any investigation at any time made by the undersigned or on the undersigned’s behalf, and the sale and purchase of the undersigned’s Unit(s) in the Fund and payment therefor.

11.           Counterparts.  This Agreement may be executed in any number of counterparts, each of which shall be an original but all of which taken together shall constitute one agreement.

12.           Governing Law.  This Agreement shall be governed by and construed under the laws of the State of Delaware as applied to agreements among Delaware residents entered into and to be performed entirely within Delaware.

[Signature page follows.]

FSI Low Beta Absolute Return Fund

(a Delaware statutory trust)

SIGNATURE PAGE
TO
SUBSCRIPTION AGREEMENT

•	Units are not suitable for an investor if the investor needs access to the money it invests. See “Certain Risk Factors” and “Repurchases and Transfers of Units” in the Prospectus.

•	An investor in Units (each a “Unitholder”) may not have access to the money it invests for an indefinite period of time.

•	A Unitholder should not expect to be able to sell its Units regardless of how the Fund performs.

•	The Units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, any secondary trading market for the Units.

•
A Unitholder does not have the right to require the Fund to redeem or repurchase its units.  Repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Fund’s Board of Trustees (the "Board"), in its sole discretion. The maximum number of Units that will be repurchased by the Fund during any repurchase offer generally is not expected to have a value that exceeds 25% of the Fund’s aggregate NAV on the designated valuation date. See “Repurchase and Transfer of Units” in the Prospectus.

•
Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Trust Agreement, as may be amended or amended and restated from time to time.

•	Because a Unitholder may be unable to sell its Units, the Unitholder will be unable to reduce its exposure on any market downturn.

Very truly yours, ______________________ Print Name of investor(s) By: _______________________________ Signature	Total Investment Amount: $____________________________ By: ________________________________ Signature of joint investor or other person whose signature is required

Print Title (if applicable)	Print Title (if applicable)

Social Security Number or Federal Employer Identification Number	Social Security Number or Federal Employer Identification Number (of joint investor)

Date:           _______________________

FSI Low Beta Absolute Return Fund

(a Delaware statutory trust)

SIGNATURE PAGE
TO
SUBSCRIPTION AGREEMENT

•	Units are not suitable for an investor if the investor needs access to the money it invests. See “Certain Risk Factors” and “Repurchases and Transfers of Units” in the Prospectus.

•	An investor in Units (each a “Unitholder”) may not have access to the money it invests for an indefinite period of time.

•	A Unitholder should not expect to be able to sell its Units regardless of how the Fund performs.

•	The Units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, any secondary trading market for the Units.

•
A Unitholder does not have the right to require the Fund to redeem or repurchase its units.  Repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Fund’s Board of Trustees (the "Board"), in its sole discretion. The maximum number of Units that will be repurchased by the Fund during any repurchase offer generally is not expected to have a value that exceeds 25% of the Fund’s aggregate NAV on the designated valuation date. See “Repurchase and Transfer of Units” in the Prospectus.

•
Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Trust Agreement, as may be amended or amended and restated from time to time.

•	Because a Unitholder may be unable to sell its Units, the Unitholder will be unable to reduce its exposure on any market downturn.

For Authorized Representatives (including Fiduciaries subject to Section 4(p) of this Agreement)

Print Name of Investor(s) Investor Social Security Number or Federal Employer Identification Number Print Name of Authorized Representative By: Signature	Total Additional Investment Amount: $ Print Name of Additional Authorized Representative whose signature is required By: Signature

   ______________________________________
Print Title (if applicable)
                                                              Print Title (if applicable)

Date:           _______________________

INVESTOR QUESTIONNAIRE

FSI Low Beta Absolute Return Fund

(a Delaware statutory trust)

INSTRUCTIONS:

1.
In order to ensure compliance with applicable federal law, it is necessary to obtain information regarding the financial position and experience of prospective investors (“Investors”) in the Fund.  Please complete this Investor Questionnaire.

2.	Please return the completed Investor Questionnaire to:

Regular Mail:	Overnight Delivery:

FSI Low Beta Absolute Return Fund PO Box 588 Portland, ME 04112	FSI Low Beta Absolute Return Fund c/o Atlantic Fund Services Three Canal Plaza, Ground Floor Portland, Maine 04101

3.	Capitalized terms not otherwise defined herein shall have the meaning ascribed to them in the Subscription Agreement to which this Investor Questionnaire is attached.

I.	VERIFICATION OF STATUS AS AN “ELIGIBLE INVESTOR”

The Fund is only selling the Units to “Eligible Investors”.  The following information must be obtained regarding your status as an “Eligible Investor” as defined in the Fund’s current Prospectus.

If an individual, check each category that is applicable:

c	(1)
The Investor is a natural person whose net worth, either individually or jointly with such Investor’s spouse, exceeds One Million Dollars ($1,000,000), (excluding from the calculation of net worth the value of such Investor's primary residence and any indebtedness that is secured by the Investor's primary residence, up to the estimated fair market value of the primary residence at the time of the sale of Units except that if the amount of such indebtedness outstanding at the time of the sale of Units exceeds the amount outstanding 60 days before such time other than as a result of the acquisition of the primary residence, the amount of such excess shall be included as a liability, and including any indebtedness that is secured by the Investor's primary residence in excess of the estimated fair market value of the primary residence at the time of the sale of the Units);

c	(2)
The Investor is a natural person who had an income in excess of Two Hundred Thousand Dollars ($200,000), or joint income with such Investor’s spouse in excess of Three Hundred Thousand Dollars ($300,000), in each of the last two (2) years and reasonably expects to have individual income reaching the same level in the current year;

c	(3)	The Investor is a Trustee or executive officer of the Fund;

c	(4)
The Investor is a natural person having an account managed by an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”) and the adviser is subscribing for Units in a fiduciary capacity on behalf of the account; or

c	(5)	None of the above.

The term “net worth” means the excess of total assets over total liabilities.

In determining individual “income,” (exclusive of any spousal income) the Investor should (i) add to the Investor’s individual adjusted gross income (assuming that it has been reported on a federal tax return) any amounts attributable to tax exempt income received, any losses of a partners h ip allocated to the individual as a limited partner thereof, any deduction for depletion, any contributions to a profit sharing plan or pension plan to the extent such contributions are vested, and any deduction for long-term capital gains  and (ii) subtract from the Investor’s individual adjusted gross income any unrealized capital gain otherwise included in such adjusted gross income.

If not an individual, please check each category that is applicable:

c	(6)
The Investor is an entity licensed, or subject to supervision, by U.S. federal or state examining authorities as a “bank,” or “savings and loan association,” (within the meaning of Regulation D under the Securities Act of 1933 (“1933 Act”)) or an account for which a bank or savings and loan association is subscribing in a fiduciary capacity.

c	(7)	The Investor is a broker or dealer registered pursuant to Section 15 of the Securities Exchange Act of 1934, as amended (“Exchange Act”).

c	(8)	The Investor is an insurance company as defined in Section 2(a)(13) of 1933 Act.

c	(9)
The Investor is an investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), or a business development company as defined in Section 2(a)(48) of the Investment Company Act or Section 202(a)(22) of the Advisers Act.

c	(10)	The Investor is a Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended.

c	(11)
The Investor is a plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, and such plan has total assets in excess of Five Million Dollars ($5,000,000).

c	(12)
The Investor is an employee benefit plan within the meaning ERISA, and (i) the investment decision is made by a plan fiduciary, as defined in Section 3(21) of ERISA, which is either a bank savings and loan association, insurance company, or registered investment adviser, or (ii) the employee benefit plan has total assets in excess of Five Million Dollars ($5,000,000) or (iii) if a self-directed plan, the investment decisions are made solely by persons that qualify under any other eligibility category set forth herein.

c	(13)
The Investor (i) is either a corporation, a partnership, a limited liability company, an organization described in Section 501(c)(3) of the   Code or a Delaware or similar statutory trust, (ii) has not been formed for the specific purpose of acquiring the Units and (iii) has total assets in excess of Five Million Dollars ($5,000,000).

c	(14)
The Investor is an entity having an account managed by an investment adviser registered under the Advisers Act and the adviser is subscribing for Units in a fiduciary capacity on behalf of the account;

c	(15)
The Investor is a trust, with total assets in excess of Five Million Dollars ($5,000,000), not formed for the specific purpose of acquiring the Units, whose purchase is directed by a sophisticated person who has such knowledge and experience in financial and business matters that such person is capable of evaluating the merits and risks of investing in the Fund.

c	(16)
The Investor is an entity in which all of the equity owners qualify under any of the above eligibility categories (including the categories for individuals listed in the immediately preceding page).  If the Investor belongs to this category only, list the equity owners of the undersigned, and the category that each such equity owner satisfies.

(Continue on a separate piece of paper, if necessary)

(17)	None of the above.

THE INVESTOR AGREES TO NOTIFY THE FUND IMMEDIATELY IF ANY OF ITS RESPONSES ABOVE BECOMES INACCURATE AT ANY TIME, INCLUDING ANY TIME FOLLOWING THE PURCHASE OF UNITS BY THE INVESTOR.

IF THE INVESTOR IS UNCERTAIN AS TO THE CORRECT RESPONSE ABOVE, THE INVESTOR SHOULD CONSULT WITH HIS, HER OR ITS LEGAL COUNSEL IN COMPLETING HIS, HER OR ITS RESPONSE ABOVE OR SHOULD CONTACT THE FUND.

II.	GENERAL INFORMATION

A.	Account Type

Please print or type clearly.  Please choose only one type of account below:

c Individual                                or           c Joint

______________________________________________________________________________
Your Name: First, Middle, Last Name

______________________________________________________________________________
Social Security Number                                                                                                                        Date of Birth

______________________________________________________________________________
Joint Owner’s Name: First, Middle, Last Name

______________________________________________________________________________
Joint Owner’s Social Security Number                                                                                             Date of Birth

______________________________________________________________________________
Occupation                                                                                                                   Employer

c Trust

______________________________________________________________________________
Trustee’s Name

______________________________________________________________________________
Trustee’s Social Security Number                                                                                  Trustee’s Date of Birth

______________________________________________________________________________
Name of Trust Agreement

______________________________________________________________________________
Trust’s Taxpayer Identification Number                                                                    Date of Trust Agreement

* Attach a separate list of individuals authorized to conduct transactions on this accounts, and each additional partner of the partnership.  The list should include each person’s full name, social security number/tax identification number, date of birth (if an individual) or date of organization (if an entity), jurisdiction of organization (if an entity) and a physical address (P.O. Box is not acceptable). A copy of partnership agreement must be attached.

c Corporation

Corporation Type (please check only one):                                                                                     c S Corporation     c C Corporation

______________________________________________________________________________
Name of Corporation

______________________________________________________________________________
Taxpayer Identification Number                                                                                     Symbol if Publicly Traded Corporation

For all Corporations:

Please enclose the Articles of Incorporation or equivalent organizational document and a corporate resolution (or government-issued business license) which identifies the individuals authorized to conduct transactions on this account (“Authorized Persons”).

For Non-Public Corporations:

Your list of Authorized Persons must include their full name, social security number, date of birth, and physical address.

c Partnership

______________________________________________________________________________
Partner: First Name, Middle, Last Name

______________________________________________________________________________
Name of Partnership

______________________________________________________________________________
Date of Birth                                                                                                 Social Security Number

* Attach a separate list of individuals authorized to conduct transactions on this accounts, and each additional partner of the partnership.  The list should include each person’s full name, social security number/tax identification number, date of birth (if an individual) or date of organization (if an entity), jurisdiction of organization (if an entity) and a physical address (P.O. Box is not acceptable). A copy of partnership agreement must be attached.

c Limited Liability Company (“LLC”)

LLC Type (please check only one):

c Association taxable as a corporation  c Partnership  c Disregarded entity

______________________________________________________________________________
Name of LLC

______________________________________________________________________________
Taxpayer Identification Number                                                                           Symbol if Publicly Traded Corporation

* Attach a separate list of each person authorized to conduct transactions on this account and each member of the LLC.  The list should include each person’s full name, social security number/tax identification number, date of birth (if an individual) or date of organization (if an entity), jurisdiction of organization (if an entity) and a physical address (P.O. Box is not acceptable). A copy of the LLC operating agreement must be attached.

B. Contact Information

Physical Street Address:

______________________________________________________________________________
Street Address (do not provide a PO Box)

______________________________________________________________________________
City                                                                State                                                      ZIP

______________________________________________________________________________
E-Mail Address                                                                                                Telephone Number

Mailing Address (if different from Street Address):

______________________________________________________________________________
Address

______________________________________________________________________________
City                                                                State                                                      ZIP

Duplicate Mailing Address (optional):

______________________________________________________________________________
Name

______________________________________________________________________________
Street Address

______________________________________________________________________________
City                                                                State                                                      ZIP

C.      Cost Basis Election

In order to provide you and the IRS with accurate cost basis information for your covered Units, please elect one of the methods below.  If you do not select a method the account(s) will default to First-In, First-Out.

c  Average Cost - averages the cost of all shares
c  First-In, First-Out – oldest shares sold first
c  Last-In, First-Out – newest shares sold first
c  Highest Cost, First-Out – highest cost shares sold first
c  Lowest Cost, First-Out – lowest cost shares sold first
c  Specific Lot Identification – identify the specific lot of shares sold
c  Lowest Cost, First-Out Long Term Shares – shares with the lowest long term cost sold first
c  Highest Cost, First-Out Long Term Shares – shares with the highest long term cost sold first
c  Lowest Cost, First-Out Short Term Shares – shares with the lowest short term cost sold first
c  Highest Cost, First-Out Short Term Shares – shares with the highest short term cost sold first

III.	INTERESTS IN OFFSHORE INVESTMENT POOLS

Does (1) the Investor, or, if the Investor is a natural person, any immediate family member sharing the same household as the Investor; or (2) any authorized representative executing the Subscription Agreement on behalf of the Investor (“Authorized Representative”) intend to directly or indirectly own, control (as defined in Section 2(a)(9) of the Investment Company Act), or hold with power to vote,  5% or more of the  interests in an investment pool organized outside of the United States?

c  Yes                                c  No

IV.	SIGNATURE AND TAX CERTIFICATIONS

The Investor is [check the applicable subparagraph]:

c	A U.S. Person (as defined below) or
c	A non-U.S. Person (as defined below)

For purposes of this Investor Questionnaire, a “U.S. Person” is (i) a natural person who is a citizen of or resident in the United States; (ii) a partnership or corporation organized or incorporated under the laws of the United

States; (iii) an estate of which any executor or administrator is a U.S. Person; (iv) a trust of which any trustee is a U.S. Person; (v) an agency or branch of a foreign entity located in the United States; (vi) a non-discretionary account or similar account (other than an estate or trust) held by a dealer or other fiduciary for the benefit or account of a U.S. Person; (vii) a discretionary account or similar account (other than an estate or trust) held by a dealer or other fiduciary organized, incorporated, or (if an individual) resident in the United States, or (viii) a partnership or corporation if (A) organized or incorporated under the laws of any foreign jurisdiction; and (B) formed by one or more of the above and/or one or more natural persons resident in the United States principally for the purpose of investing in securities not registered under the 1933 Act, unless it is organized or incorporated, and owned, by accredited investors (as defined in Rule 501(a)) under the 1933 Act who are not natural persons, estates or trusts; provided, however, that the term “U.S. Person” shall not include any person or entity that is not treated as a U.S. Person for purposes of the Code.  For these purposes, a limited liability company is treated as a partnership for tax purposes if there is more than one owner, unless the owners have elected to treat the limited liability company as an association taxable as a corporation for income tax purposes.  A limited liability company is treated as a disregarded entity for tax purposes if it has one owner and the sole owner is treated as the owner of the assets of the limited liability company, unless the sole owner has elected to treat the limited liability company as an association taxable as a corporation for income tax purposes.”  A “non-U.S. person” means any person other than a U.S. Person.

The Investor, if a natural person, is of legal age in the jurisdiction of his or her residence and wishes to purchase shares of the Fund(s) as described in the current Fund’s Prospectus. By executing this Subscription Agreement, the undersigned or, if this Subscription Agreement is being executed by an authorized representative on behalf of the undersigned (“Authorized Representative”), its Authorized Representative represents and warrants that it has full right, power, and authority to make this investment and the Authorized Representative is duly authorized to sign this Subscription Agreement and to affect transactions in Units on behalf of the Investor.

Please note that a Unitholder’s property may be transferred to the state of the Unitholder’s last known address if no activity occurs in the Unitholder’s account within the time period specified by that state’s law.

Certification Applicable to U.S. Persons

To the extent that the undersigned is a U.S. Person, under the penalties of perjury, the undersigned on its own behalf, or its Authorized Representative certifies that (1) the number shown on this form is the undersigned’s correct social security/taxpayer identification number (or the undersigned is waiting for a number to be issued to the undersigned), (2) the undersigned has not been notified by the Internal Revenue Service (“IRS”) that the undersigned is subject to backup withholding, because: (a) the undersigned is exempt from backup withholding; or (b) the undersigned has not been notified by the IRS that the undersigned is subject to backup withholding for failure to report all dividend and interest income; or (c) the IRS has notified the undersigned that the undersigned is no longer subject to backup withholding, and (3) the undersigned is a U.S. Person.

Certification Applicable to Non-U.S. Persons

To the extent that the undersigned is a non-U.S. Person, under the penalties of perjury, the undersigned on its own behalf, or its Authorized Representative certifies that : (1) the undersigned or Authorized Agent has provided to the Fund, as applicable, a Form W-8BEN (Certificate of Foreign Status of Beneficial Owner for US Tax Withholding), Form W-8ECI (Certificate of Foreign Person’s Claim that Income is Effectively Connected with the Conduct of a Trade or Business in the U.S.), Form W-8ECP (Certificate of Foreign Government or other Foreign Organization for US Tax Withholding), or Form W-8IMY (Certificate of Foreign Intermediary Foreign Flow-Through Entity, or Certain US Branches for US Tax Withholding) (each an “Applicable Form W-8”); and (2) the information contained in the Applicable Form W-8 is accurate and complete; and (3) the undersigned is a non-U.S. Person.”

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By my signature below, the undersigned or its Authorized Representative certifies that:

(1) The undersigned is not involved in any money laundering schemes and the source of this investment is not derived from any unlawful activity; and
(2) The undersigned has received and read the Fund’s prospectus and agrees to the terms and conditions therein; and
(3) The information provided by the undersigned within the Agreement is true and correct and any documents provided herewith are genuine.

Very truly yours, Print Name of investor(s) By: Signature Print Title (if applicable) Social Security Number or Federal Employer Identification Number
Total Investment Amount:

$

By:
       Signature of joint investor or other person
       whose signature is required

       Print Title  (if applicable)

       Social Security Number or Federal Employer
       Identification Number (of joint investor)

Date:           _______________________

For Authorized Representatives (including Fiduciaries subject to Section 4(p) of the Subscription Agreement)

Print Name of Investor(s) Investor Social Security Number or Federal Employer Identification Number Print Name of Authorized Representative By: Signature	Total Additional Investment Amount: $ Print Name of Additional Authorized Representative whose signature is required By: Signature

______________________________________
Print Title (if applicable)                                                                                Print Title (if applicable)

Date:           _______________________

Additional Subscription Form
FSI Low Beta Absolute Return Fund

FSI Low Beta Absolute Return Fund
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101
Telephone: 1-877-379-7380
Facsimile: 1-207-347- 2195

Ladies and Gentlemen:

The undersigned wishes to make an additional investment in FSI Low Beta Absolute Return Fund, a Delaware statutory trust (the “Fund”) upon the terms and conditions contained in the Fund’s Prospectus dated [DATE], as the same may be amended or supplemented (the “Prospectus”).

The undersigned, on his or her own behalf, or if this letter is being executed by an authorized representative on behalf of the undersigned (“Authorized Representative”), its Authorized Representative acknowledges and agrees: (i) that the undersigned is making the Additional Capital Contribution on the terms and conditions contained in the Fund’s Subscription Agreement, dated ___________ ___, 20__, previously executed by the undersigned and its Authorized Representative and accepted by the Fund (the “Subscription Agreement”); (ii) that the representations and warranties of the undersigned or its Authorized Representative  contained in the Subscription Agreement are true and correct in all respects as of the date set forth below; (iii) the information provided on the Investor Questionnaire attached to the Subscription Agreement is correct as of the date set forth below; and (iv) the background information provided to the Fund is true and correct in all respects as of the date set forth below.

Very truly yours, Print Name of Investor(s) By: Signature Print Title (if applicable) Social Security Number or Federal Employer Identification Number
Total Additional Investment Amount:

$

By:
       Signature of joint investor or other person
       whose signature is required

       Print Title (if applicable)

       Social Security Number or Federal Employer
       Identification Number (of joint investor)

Date:           _______________________

For Authorized Representatives (including Fiduciaries subject to Section 4(p) of the Subscription Agreement)

Print Name of Investor(s) Investor Social Security Number or Federal Employer Identification Number Print Name of Authorized Representative By: Signature	Total Additional Investment Amount: $ Print Name of Additional Authorized Representative whose signature is required By: Signature

______________________________________
Print Title (if applicable)                                                                                Print Title (if applicable)

Date:             _______________________

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

May 15 , 2013

FSI Low Beta Absolute Return Fund

P.O. Box 588
Portland, Maine 04112
(877)   379 ‐ 7380 (toll-free)
fsi.ta@atlanticfundservices.com
www.FSI-Advisoryfunds.com

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to and should be read in conjunction with the Prospectus of the FSI Low Beta Absolute Return Fund (the “Fund”) dated May 15 , 2013 (the “Prospectus”). A copy of the Prospectus may be obtained by contacting the Fund at the telephone number or address set forth above. Capitalized terms used herein have the same meaning as assigned to them in the Prospectus.

Contents	Page
INVESTMENT POLICIES AND PRACTICES	2
REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF UNITS	1 0
BOARD OF TRUSTEES	1 3
INVESTMENT ADVISORY SERVICES	1 7
ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT, AND COMPLIANCE SERVICES	18
DISTRIBUTOR	19
CUSTODIAN	2 0
PORTFOLIO MANAGER	2 0
PORTFOLIO TRANSACTIONS	2 1
THE FUND EXPENSES	2 2
CODE OF ETHICS	2 3
VOTING OF PROXIES	2 4
CERTAIN TAX CONSIDERATIONS	2 4
ERISA CONSIDERATIONS	3 1
VALUATION OF ASSETS	32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL	3 5
SUMMARY OF DECLARATION OF TRUST	3 5
FUND ADVERTISING AND SALES MATERIAL	37
FINANCIAL STATEMENTS	38
EXHIBIT A - FUND PROXY VOTING PROCEDURES	A-1
EXHIBIT B - FINANCIAL SOLUTIONS, INC. PROXY VOTING PROCEDURES	B-1
EXHIBIT C - MERITAGE CAPITAL , LLC PROXY VOTING PROCEDURES	C-1
EXHIBIT D - PLUSCIOS MANAGEMENT LLC PROXY VOTING PROCEDURES	D-1

INVESTMENT POLICIES AND PRACTICES

The investment objective and principal investment strategies of the FSI Low Beta Absolute Return Fund are set forth in the Prospectus. Also set forth in the Prospectus are the principal risks associated with the investment strategies of the Underlying Funds.

           As described in the Prospectus, the Fund intends to achieve its goal principally through implementation of an Alpha strategy by investing in the Underlying Funds.  The Fund may also invest in derivatives, including futures contracts, that will provide the Fund with exposure to the market value change of a high quality fixed income portfolio, and high quality short-term fixed income investments to the extent necessary to meets its regulatory and liquidity obligations with respect to the Fund’s derivative investments.

            The Adviser will utilize Sub-Advisers to manage a portion of the Fund’s assets, and is responsible for allocating Fund assets between the Adviser and the Sub-Advisers. The Fund will generally allocate 30% to 60% of its assets among all Sub-Advisers, with the Adviser allocating assets between the Sub-Advisers as it deems appropriate to achieve the Fund’s investment objective. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees.

Certain Portfolio Securities and Other Operating Policies

As discussed in the Prospectus, the Fund will allocate between 80% to 94% of total Fund assets in Underlying Funds. This Alpha Engine will be made up of the Underlying Funds (including primarily unregistered investment funds, as well as registered investment companies to the extent permitted under Section 12(d) of the1940 Act and the rules and regulations thereunder). Section 12(d) generally permits the Fund to acquire up to 3% of the outstanding voting stock of another registered investment company.  The Fund will limit its investment in any one unregistered investment company to less than 5% of that company’s outstanding voting stock.  The Fund may also invest in registered investment companies in accordance with Section 12(d)(1)(f) of the 1940 Act.  Consistent with Section 12(d)(10(f), the Fund may invest greater than 5% of its total assets in another registered investment company or 10% of total assets in multiple registered investment companies.  The Fund’s investment in other investment companies may include registered money market mutual funds, which are generally not subject to the percentage limitations applicable to investments in other registered investment companies.

The Fund will limit its investment in any one unregistered investment company to less than 5% of that company’s outstanding voting stock.  In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of an Underlying Fund’s non-voting securities (if such a class is available) or may contractually waive all voting rights associated with the investment or those that would exceed the 5% limitation. Waivers of voting rights typically will be effected by means of a written agreement with the relevant Underlying Fund pursuant to which the Fund automatically (and in most cases irrevocably) waives any voting rights it may hold subject to certain requirements.  Determinations of whether the Fund will waive its voting rights are made by the Adviser or a Sub-Adviser as part of the investment process. The Board has delegated the Fund’s investment decisions to the Adviser.  The Adviser or a Sub-Adviser will make a determination whether forgoing the right to vote is consistent with its fiduciary duty as an investment adviser to the Fund. When deciding to forego or waive voting rights, the Adviser or a Sub-Adviser shall only consider the interests of the Fund and not the interests of the Adviser or the Sub-Adviser, respectively,  or those of the Adviser’s or the Sub-Adviser’s other clients, respectively.

2

 As a general matter, unlike public corporations or registered investment companies, any unregistered Underlying Funds in which the Fund will invest provide their investors with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of unregistered Underlying Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in an unregistered Underlying Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser and each Sub-Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its Unitholders from investing in non-voting securities.

The Underlying Funds will generally consist of two or more funds of hedge funds supplemented by hedge funds that don’t invest in other funds as deemed appropriate by the Adviser or by a Sub-Adviser. The result is a portfolio of Underlying Funds that employ a variety of alternative investment strategies. These investment strategies have the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as “alternative investment strategies” in contrast to the investment programs of “traditional” registered investment companies, such as mutual funds. Additional information regarding the types of securities and financial instruments in which the Fund, an Underlying Fund and a Sub-Fund may invest, and certain of the investment techniques that may be used by the Adviser, a Sub-Advisers, an Underlying Fund Manager and a manager of a Sub-Fund, are set forth below.

Equity Securities. The investment portfolio of an Underlying Fund or a Sub-Fund may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. The value of such equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations may be pronounced.

Generally, an Underlying Fund Manager or managers of a Sub-Fund may invest in equity securities without restriction. These investments may include securities issued by companies having relatively small capitalizations, including “micro cap” companies. The prices of the securities of smaller companies may be more volatile than the security prices of larger, more established companies. Such securities are often subject to risks that may not exist or may be less pronounced in the securities of larger companies.

Fixed Income Securities. An Underlying Fund Manager or a manager of a Sub-Fund may trade both investment grade and non-investment grade fixed income securities. Fixed income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. Investment grade fixed income securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a “Rating Agency”) in one of the four highest rating categories or, if not rated by a Rating Agency, have been determined by an Underlying Fund Manager or a manager of a Sub-Fund to be of comparable quality. Fixed income securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.

Fixed income investors are subject to the risk that the issuer of such securities may be unable or unwilling to meet its principal and/or interest payment obligations. The investor may also experience security price volatility due to factors such as interest rate and/or credit spread fluctuations, changes in the perceived creditworthiness of the issuer and varying levels of market liquidity. Certain fixed income securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a

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stated index, are designed to be highly sensitive to changes in interest rates and may subject investors to significant yield reductions and/or a loss of principal.

             Non-investment grade fixed income securities, including certain convertible debt securities, are considered by Rating Agencies to be predominantly speculative with respect to their issuer’s capacity to pay interest and/or repay principal. Non-investment grade securities in the lowest rating categories may be subject to a substantial risk of default or may be in default. Issuers of non-investment grade securities are generally more susceptible to adverse changes in the economic and business environment than issuers of investment grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

Non-U.S. Securities. An Underlying Fund or a Sub-Fund may invest in equity and fixed income securities of non-U.S. issuers and in depositary receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) that represent indirect interests in securities of non-U.S. issuers. Non-U.S. securities may be listed on non-U.S. securities exchanges or traded on non-U.S. over the counter markets. Additionally, they may be purchased in private placements and may not be publicly traded. Investments in non-U.S. securities may be affected by risk factors that either do not exist or are less significant in U.S. securities. These factors are listed in the Prospectus under Risk Factors.

An Underlying Fund Manager or a manager of a Sub-Fund may not be required to hedge against foreign currency exposure in their portfolios. Consequently, exchange rate fluctuations may cause an Underlying Fund or a Sub-Fund to suffer losses on foreign currency denominated securities even though such securities may have appreciated when valued in their base currencies. An Underlying Fund or Sub-Fund may from time to time enter into forward currency exchange contracts (“forward contracts”) either for hedging purposes or to pursue its investment objective. Such contracts create an obligation to purchase or sell a specified currency at a future date at a specified price. When used for hedging purposes, forward contracts allow an Underlying Fund Manager or manager of a Sub-Fund to attempt to insulate an Underlying Fund or Sub-Fund from currency exchange rate volatility risks that may arise from an existing or a planned non-U.S. security portfolio position. There can be no assurance, however, that forward contracts provide an adequate or appropriate hedge when used in this manner. An Underlying Fund Manager and a manager of a Sub-Fund may also use forward contracts as speculative trading instruments in situations such as where they anticipate changes in currency exchange rates.

An Underlying Fund Manager or a manager of a Sub-Fund may invest in ADRs, GDRs or other securities convertible into securities of corporations based in foreign countries. These securities may not necessarily be denominated in the same currency as the security into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and traded in U.S. securities markets and GDRs, in bearer form, are denominated in other currencies and are traded in foreign securities markets. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S., and therefore, there may be less information available regarding such investments. Additionally, ADRs and GDRs may expose Underlying Funds and Sub-Funds to currency exchange rate volatility.

Money Market Instruments. For defensive purposes during periods of adverse market or economic conditions, the Fund, an Underlying Fund or a Sub-Fund may invest some or all of their assets in cash or cash equivalents, such as money market instruments and other short term obligations, at the discretion of the Adviser, a Sub-Adviser, an Underlying Fund Manager or a manager of the Sub-Fund,

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respectively. Money market instruments are high quality, short-term fixed income obligations, which generally have remaining maturities of one year or less, and may include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation and reverse repurchase agreements entered into with banks or broker-dealers.

           Repurchase Agreements. Repurchase agreements involve the sale of a security by the Fund, an Underlying Fund or a Sub-Fund to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the counterparty to a repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund, an Underlying Fund or a Sub-Fund. Repurchase agreements may also increase the Fund’s, an Underlying Fund’s or a Sub-Fund’s level of leverage.

Speculative and Hedging Investment Techniques.  The Fund, an Underlying Fund or a Sub-Fund may use a variety of special investment techniques as more fully discussed below to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these techniques for non-hedging purposes in pursuing their investment objectives. These techniques may involve the use of derivative transactions. The techniques that the Fund, an Underlying Fund or a Sub-Fund may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that an Underlying Fund or a Sub-Fund may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not function as anticipated and that the Fund, an Underlying Fund or a Sub-Fund may suffer losses as a result of its hedging activities.

Short Selling.  An Underlying Fund or a Sub-Fund may engage in short selling. Short selling involves selling securities, which may or may not be owned by borrowing the securities and delivering them to a purchaser, with an obligation to return the borrowed securities at a later date. Short selling allows the investor to profit from declines in market prices. However, to the extent that the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities results in a loss. Possible losses from short sales differ from losses on long positions because losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the losses from short sales.

Use of Leverage. To the extent permitted by the 1940 Act, the Fund may borrow  to fund the repurchase of Units and may utilize leverage to implement the Beta Exposure.  While the Fund has no present intention to utilize borrowing or leverage for other purposes, the Fund reserves the right to borrow or utilize leverage for investment strategy purposes, to facilitate the purchase of investments, or for various cash management purposes in the future.   A Direct Fund or a Sub-Fund, and to a lesser extent a Fund of Hedge Funds, may borrow and may use significant leverage by purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps or repurchase agreements and/or other means, which would increase any losses incurred. The more leverage that is employed, the more likely a substantial change will occur, either up or down, in the value of the instrument. Because of the comparatively small intrinsic profits in relative value positions, an Underlying Fund Manager or a manager of a Sub-Fund may use leverage to acquire

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extremely large positions in an effort to meet their rate of return objectives. Consequently, they may be subject to major losses in the event that market disruptions destroy the hedged nature of such positions. The use of leverage may also increase the volatility of performance.

Derivatives. The Fund, an Underlying Fund or a Sub-Fund may engage in transactions involving options, futures and other derivative financial instruments. Derivatives may be volatile and involve a variety of types and degrees of risk. Derivatives permit the Fund, an Underlying Fund and a Sub-Fund to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed in much the same way as they can increase or decrease the level of risk, or change the character of the risk, of their portfolios by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small derivative position could have a large potential impact on the Fund’s, an Underlying Fund’s or a Sub-Fund’s performance.

           If the Fund, an Underlying Fund or a Sub-Fund invests in derivatives at an inopportune time or its manager judges market conditions incorrectly, such an investment may lower the Fund’s, the Underlying Fund’s or the Sub-Fund’s return or result in a loss. A Fund, an Underlying Fund, or a Sub-Fund exposed to derivatives may also experience losses if its derivatives are poorly correlated with its other investments, or if the Fund, an Underlying Fund or a Sub-Fund is unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

The Fund has claimed an e xclusion from the definition of the term “c ommodity p ool o perator ” under the Commodity Exchange Act, as amended, and therefore the Adviser is not subject to registration and regulation as a commodity pool operat or with respect to investment advisory services rendered to the Fund .   In connection with this claimed exclusion, the Adviser expects to comply with the requirements of CFTC Letter No. 12-38 from the Division of Swap Dealer and Intermediary Oversight.  Subject to the satisfaction of certain conditions, the letter exempts the Adviser from registration as a commodity pool operator under Rule 4.5 of the Commodity Exchange Act through the later of June 30, 2013 or six months after the effective date of revised guidance (or the compliance date, if later) regarding the application of the de minimus commodity trading requirements set forth in the rule to the Fund and other similar fund of funds products.

Options.  An Underlying Fund or a Sub-Fund may utilize options and futures contracts. They also may use so-called “synthetic” options (notional principal contracts with characteristics of an over-the-counter option) or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Such transactions may be effected on securities exchanges, in the over-the-counter market or negotiated directly with counterparties. When such transactions are purchased over-the-counter or negotiated directly with counterparties, an Underlying Fund or a Sub-Fund bears the risk that the counterparty will be unable or unwilling to perform its obligations under the option contract. Such transactions may also be illiquid and, in such cases, an Underlying Fund or a Sub-Fund may have difficulty closing out its position. Over-the-counter options and synthetic transactions purchased and sold by an Underlying Fund or a Sub-Fund may include options on baskets of specific securities.

An Underlying Fund or Sub-Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right

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to sell, and obligates the writer to buy, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. A covered call option is a call option with respect to which an Underlying Fund or a Sub-Fund owns the underlying security. The sale of such an option exposes an Underlying Fund or a Sub-Fund during the term of the option to a possible loss of the opportunity to realize appreciation in the market price of the underlying security or to a possible loss due to the continued holding of a security that might otherwise have been sold to protect against its price depreciation. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on an Underlying Fund’s or a Sub-Fund’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by an Underlying Fund or a Sub-Fund may not be covered.

An Underlying Fund or a Sub-Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. An Underlying Fund or a Sub-Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, an Underlying Fund or a Sub-Fund would ordinarily effect a similar “closing sale transaction”, which involves liquidating a position by selling the option previously purchased, although the Underlying Fund or the Sub-Fund could exercise the option should it deem it advantageous to do so.

Synthetic option transactions involve the use of two financial instruments that, together, replicate the economic characteristics of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the potential addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

           An Underlying Fund or a Sub-Fund may trade in derivatives that are subject to regulation by the CFTC.

Futures.  An Underlying Fund or a Sub-Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading or arbitrage opportunities not available in the United States. Investments in foreign markets, however, may pose greater risks than investments in domestic markets. For example, some foreign exchanges are principal markets in which no common clearing facility exists, and an investor may look only to its broker counterparty to buy or sell a security traded on such an exchange. In addition, any profits that might be realized in trading could be eliminated by adverse currency exchange rate movements. Similarly, such adverse exchange rate movements could result in a loss. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

The Fund expects to invest in U.S. Treasury futures and Barclays Capital Aggregate Bond Index futures.  An Underlying Fund or a Sub-Fund may also purchase and sell index futures contracts and single stock futures contracts. A index future obligates the Fund, an Underlying Fund or a Sub-Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’ last trading day

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and the value of the index based on the prices of the securities that comprise it at the opening of trading in those securities on the next business day. A single stock future obligates an Underlying Fund or a Sub-Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the stock at the opening of trading on the next business day.

An Underlying Fund or a Sub-Fund may purchase and sell interest rate futures contracts. An interest rate future represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

An Underlying Fund or a Sub-Fund may purchase and sell currency futures. A currency future creates an obligation to purchase or sell an amount of a currency on a future date at a specified price.

Successful use of futures is also subject to the Adviser’s, an Underlying Fund Manager’s or manager of a Sub-Fund’s ability to correctly predict movements in the direction of the relevant market, and, to the extent that the transaction is entered into for hedging purposes, to determine the correlation between the instrument being hedged and the futures contract.

Engaging in futures transactions involves risk of loss, which could adversely affect the value of the Fund’s, an Underlying Fund’s or a Sub-Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund, an Underlying Fund or a Sub-Fund to substantial losses.

           Options on Securities Indices.  An Underlying Fund or a Sub-Fund may purchase and sell call and put options on stock indices listed on securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by an Underlying Fund or a Sub-Fund of options on stock indices will be subject to the Underlying Fund’s or Sub-Fund’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants and Rights. An Underlying Fund or a Sub-Fund may invest in warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights associated with the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

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Swap Agreements. An Underlying Fund or a Sub-Fund may enter into equity, interest rate and index and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by an Underlying Fund or a Sub-Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, an Underlying Fund’s or Sub-Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). If the counterparty to a swap defaults, an Underlying Fund’s or Sub-Fund’s risk of loss typically consists of the net amount of payments that it contractually is entitled to receive.

           Lending Portfolio Securities. An Underlying Fund or a Sub-Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. An Underlying Fund or a Sub-Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which enable the Underlying Fund or Sub-Fund an opportunity to earn interest on the amount of the loan and on the loaned securities collateral. An Underlying Fund or a Sub-Fund typically will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. An Underlying Fund or a Sub-Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Underlying Fund or the Sub-Fund.

When-Issued, Delayed Delivery and Forward Commitment Securities. To reduce the risk of changes in securities prices and interest rates, an Underlying Fund or a Sub-Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when an Underlying Fund or a Sub-Fund enters into the commitment, but the Underlying Fund or the Sub-Fund does not make payment until it receives delivery from the counterparty. After an Underlying Fund or a Sub-Fund commits to purchase such securities, but before delivery and settlement, it may sell the securities.

Securities purchased on a forward commitment, or when-issued or delayed delivery basis are subject to changes in value, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public’s perception of the creditworthiness of the issuer and changes, real or

9

anticipated, in the level of interest rates and/or credit spreads. Securities so purchased may expose an Underlying Fund or a Sub-Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when an Underlying Fund or a Sub-Fund is fully or almost fully invested increases such Underlying Fund’s or Sub-Fund’s leverage which would magnify losses. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by an Underlying Fund or a Sub-Fund on a forward basis will not honor its purchase obligation. In such cases, an Underlying Fund or a Sub-Fund may incur a loss.

An Underlying Fund or a Sub-Fund in which the Fund invests may hold a limited portion of their portfolio investments in one or more specially-designated accounts (“Side Pockets”). Side Pockets are generally utilized to hold illiquid investments, the market values of which are not readily ascertainable. In addition, an investor, including the Fund, in an Underlying Fund and an investor, including an Underlying Fund, in a Sub-Fund which holds investments in Side Pockets is generally not able to redeem the portion of its interest in the Underlying Fund or the Sub-Fund that is attributable to the Side Pocket. The valuation of Side Pockets involves estimates, uncertainties and judgments, and if such valuations prove to be inaccurate or delayed, the NAV of an Underlying Fund, and correspondingly that of the Fund, may be overstated or understated. Because subscriptions and redemptions of the Fund are based on the Fund’s NAV any such overstatement or understatement may adversely affect incoming or redeeming Unitholders or remaining Unitholders. The Board has adopted policies governing the Fund’s participation in side pocket investments.

The Fund’s investment policies and restrictions do not apply to the activities and transactions of Underlying Funds in which assets of the Fund are invested (other than an affiliated Underlying Fund as may be described in the Prospectus), but will apply to investments made by the Fund directly (or any account consisting solely of the Fund’s assets).

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF UNITS

Repurchase Offers

As discussed in the Prospectus, to provide a limited degree of liquidity to Unitholders, the Fund may from time to time offer to repurchase Units pursuant to written tender offers. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion, pursuant to such tender offers. In determining whether the Fund should repurchase Units from Unitholders pursuant to written tenders, the Board will consider various factors, including but not limited to those listed in the Prospectus.

Unless the Board determines that a repurchase offer should be funded by borrowings rather than a liquidation of any investments of the Fund and elects to commence the Repurchase Offer at a time closer to the Valuation Date, the Fund shall commence the Repurchase Offer and provide the Notice to each Unitholder at least one hundred and twenty (120) days prior to the Valuation Date set forth in the repurchase offer Generally, Unitholders must provide written tender request as to their intention to tender all or a portion of their units at least 90 days prior to the Valuation Date.  The Board expects that the Fund may consider offering to repurchase Units quarterly with March 31, June 30, September 30 and

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December 31 valuation dates (or, if such date is not a business day, on the last business day of such calendar quarter). Given that the Fund is expected to commence operations on or about June 1, 2013, the initial valuation date for a repurchase offer shall not be prior to December 31, 2013.

The Board will cause the Fund to make offers to repurchase Units from Unitholders pursuant to written tenders only on terms it determines to be fair to the Fund and to Unitholders. When the Board determines that the Fund will repurchase Units, notice will be provided to each Unitholder describing the terms thereof, and containing information Unitholders should consider in deciding whether and how to participate in such a tender offer. If a Repurchase Offer is oversubscribed by Unitholders, the Fund generally will repurchase only a pro-rata portion of the Units tendered by each Unitholder.

The Fund’s assets consist primarily of interests in the Underlying Funds and the Beta Exposure. Generally, in order to finance the repurchase of Units pursuant to the tender offers, the Fund will liquidate all or a portion of its interest in an Underlying Fund and adjust the Beta Exposure. Because interests in an Underlying Fund’s are generally not transferable, the Fund may withdraw a portion of its interest in an Underlying Fund only pursuant to the redemption terms of that Underlying Fund which may include a redemption gate. To the extent that redemptions from an Underlying Fund exceed a gate, the amount of the Underlying Fund’s interests which the Fund may tender for repurchase will be reduced on a pro rata basis with other investors in the Underlying Fund and the Fund’s offer to repurchase its interests may be correspondingly reduced. The Fund may also borrow money in order to finance the repurchase of Units.

Payment for repurchased Units may require the Fund to liquidate a portion of its interest in an Underlying Fund in which it is invested earlier than the Adviser or a Sub-Adviser would otherwise liquidate such holdings, which may result in losses, and may increase the Fund’s portfolio turnover. The Adviser intends to take measures (subject to such policies as may be established by the Board) to attempt to minimize potential losses and turnover resulting from the repurchase of Units.

Mandatory Redemptions

As noted in the Prospectus, the Fund has the right to repurchase Units of a Unitholder or any person acquiring Units from or through a Unitholder under certain circumstances. Such mandatory repurchases may be made if:

•
The Units have been transferred in violation of the Fund’s Agreement Declaration of Trust, as may be amended or amended and restated from time to time (“Declaration of Trust”) or the Units have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Unitholder;

•
Ownership of the Units by a Unitholder or other person is likely to cause the Fund to be in violation of, or require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
Continued ownership of the Units may be harmful or injurious to the business or reputation of the Fund, the Board or the investment adviser or any of their affiliated persons, or may subject the Fund or any of the Unitholders to an undue risk of adverse tax or other fiscal or regulatory consequences;

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•	Any of the representations and warranties made by a Unitholder or other person in connection with the acquisition of the Units was not true when made or has ceased to be true;

•
With respect to a Unitholder subject to special regulatory or compliance requirements, such as those imposed by ERISA, as amended, the Bank Holding Company Act or certain Federal Communication Commission regulations, the Fund will likely be subject to additional regulatory or compliance requirements by virtue of such Unitholder continuing to hold Units;

•	A Unitholder owns less than 100 Units; or

•	It would be in the best interests of the Fund, as determined by the Board, for the Fund to repurchase the Units.

Transfers of Units

No person may become a substituted Unitholder without the written consent of the Board, which consent maybe withheld for any reason in its sole discretion. A Unit (or portion of a Unit) held by a Unitholder may be transferred only (1) by operation of law due to the bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder or (2) under certain limited circumstances, with the written consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances). No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of a Unit (or portion of a Unit) unless the following conditions are met: (1) the transferring Unitholder has been a Unitholder for at least six months; (2) the proposed transfer is to be made on the valuation date of an offer by the Fund to repurchase the Unit (or portion of the Unit); and (3) the transfer is one in which the tax basis of the Unit in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring Unitholder (e.g., certain transfers to affiliates). Notice to the Fund of any proposed transfer of an interest must include evidence satisfactory to the Board that the proposed transferee is an Eligible Investor.

           Any transferee that is an Eligible Investor and that acquires Units in the Fund by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetency, or dissolution of a Unitholder, will be entitled to the allocations and distributions allocable to the Units so acquired and to transfer such Units in accordance with the terms of the Declaration of Trust but will not be entitled to the other rights of a Unitholder unless and until such transferee becomes a substituted Unitholder as provided in the Declaration of Trust. If a Unitholder transfers Units with the approval of the Board, the Fund will promptly take all necessary actions to admit such transferee as a Unitholder. Each Unitholder and transferee is required to pay all expenses, including attorneys’ and independent registered public accounting firm’s fees, incurred by the Fund in connection with such transfer. If a transferee is not an Eligible Investor, the Fund reserves the right to redeem its Units. Any transfer of Units in violation of the Declaration of Trust will not be permitted and will be void.

The Declaration of Trust provides, in part, that each Unitholder has agreed to indemnify and hold harmless the Fund, the Board, the Adviser, the Sub-Advisers, each other Unitholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities,

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costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Unitholder in violation of these provisions or any misrepresentation made by such Unitholder in connection with any such transfer.

BOARD OF TRUSTEES

The Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s businesses. The Board exercises the same powers, authority and responsibilities on behalf of the Fund, as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Trustees are not required to invest in the Fund or to hold Units of the Fund or an interest in the Fund. A majority of the Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (each an “Independent Trustee”).  The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below.  The first table lists the Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”). The address for all Trustees is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Trustees

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee:
Gary W. Gould Age 55	Principal Executive Officer and Trustee	Trustee since 2011	Managing Principal, Financial Solutions, Inc. 1998 to present; Corporate Consulting Group, Inc. 1985 to present	1	None.
Independent Trustees:
Carol Befanis O’Donnell Age 55	Trustee	Trustee since 2012	Special Counsel, Permal Group Inc., 2008 to 2011; General Counsel & Chief Compliance Officer, Secretary, Permal Asset Management Inc., 2004 to 2008.	1	The Geiger Trust, 1989 to present.
William S. Reeser Age 57	Trustee	Trustee since 2012	Chief Investment Officer, American Lebanese Syrian Associated Charities, Inc., 2006 to present; President, Reeser Advisory Services, Inc., 1997 to present	1	None.

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(1)
Each Trustee serves until retirement, resignation or removal from the Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by written instrument signed by a majority of the Trustees or by vote of a majority of the Unitholders, at a meeting  holding at least two-thirds (2/3) of outstanding Units.

In addition to the information set forth in the table above, each trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

Gary W. Gould: Mr. Gould has over sixteen years in the investment management business, including serving as president of two registered investment advisers. This experience, in conjunction with his role with the Adviser, allows Mr. Gould to contribute extensive knowledge concerning investment management generally, and the Fund’s strategies and investments specifically, to the Board.

Carol Befanis O’Donnell: Ms. O’Donnell has extensive experience as a business attorney, including more than a decade in private practice as well as serving as General Counsel for multiple investment firms, enabling her to provide valuable perspective and insight as Trustee.

William S. Reeser: Mr. Reeser has more than ten years of experience managing an institutional endowment portfolio comprised of a variety of assets and with a significant exposure to alternative investment structures. As a Trustee, Mr. Reeser’s background, which includes multiple years of experience regarding the selection, due diligence and ongoing monitoring of alternative investment structures, contributes knowledge and skills targeted upon oversight of investments relevant to the Fund.

Principal Officers who are Not Trustees

The business address of each officer is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past Five Years
Michael J. McKeen Age 41	Treasurer and Principal Financial Officer	Since 2012	Senior Vice President at Atlantic 2008 to present; Vice President at Citigroup Fund Services LLC (“Citigroup”) 2003 to 2008
Christopher A. Madden Age 45	Secretary	Since 2012	Counsel at Atlantic 2009 to present; Senior Vice President and Counsel at Citigroup 2005 to 2009
Carlyn Edgar Age 49	Chief Compliance Officer	Since 2012	Senior Manager at Atlantic since 2008.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

None of the Independent Trustees or officers currently holds or during the past two calendar years has held any positions with the Distributor, the Adviser, a Sub-Adviser, or any affiliates of the Fund, the Distributor, the Adviser or a Sub-Adviser.  In addition, during the past two calendar years, except as discussed below, none of the Independent Trustees has held a position with the Fund or any other fund or hedge fund advised by the Adviser, a Sub-Adviser or any of their affiliates or for which the Distributor or its affiliates served as principal underwriter or any affiliates of the Fund.

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To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 66 ⅔ % of the Trustees are Independent Trustees. Bernstein Shur Sawyer & Nelson serves as Counsel to the Independent Trustees. Gary W. Gould, the Chairman of the Board, is an interested person of the Fund, and the Independent Trustees have designated William S. Reeser as the lead Independent Trustee who will chair meetings or executive sessions of the Independent Trustees, review and comment on Board meeting agendas, represent the views of the Independent Trustees to management and facilitate communication among the Independent Trustees. The Board has determined that its leadership structure, in which the Independent Trustees have designated a lead Independent Trustee to function as described above, is appropriate in light of the Fund’s investment objectives and policies, the Fund’s status as a new company with no performance history, the small size of the Board and the Fund’s relatively small initial capitalization, as well as the services that the Adviser and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships. This determination was made after careful consideration by the Independent Trustees and reflects the unanimous determination of the Independent Trustees.  The Board expects to play an active role in the risk oversight of the Fund and to receive risk oversight reports from the Adviser no less frequently than quarterly, although this has not materially impacted the Board’s leadership structure.

Trustee Ownership in the Fund and Family of Investment Companies

Name of Trustee	Dollar Range of Equity Securities in the Fund(3)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (3)
Interested Trustee
Gary W. Gould	None	None
Independent Trustees
Carol Befanis O’Donnell	None	None
William S. Reeser	None	None

(3)           As of December 31, 2012.

In addition, as of December 31, 2012, no Independent Trustee (or his or her immediate family members) owned any class of securities of the Adviser, a Sub-Adviser, the Distributor or their affiliates.

As of April 30 , 2013, Gary W. Gould owned 100% of the Fund as sole initial shareholder. As of April 30 , 2013, the Units owned by the Portfolio Manager had a value in the range of $50,001 - $100,000.  No Independent Trustee or officer of the Fund currently owns any Units of the Fund.

Independent Trustees Compensation

    The table below shows the estimated compensation that is contemplated to be paid to the Trustees for the Fund’s Fiscal Year ended August 31, 2013, assuming a full fiscal year of operations.

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Name	Position(s) Held with Company	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
Carol Befanis O’Donnell	Trustee	$10,000	N/A	N/A	$10,000
William S. Reeser	Trustee	$10,000	N/A	N/A	$10,000

Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $10,000.  Independent Trustees are reimbursed for their travel expenses related to Board meetings. The Trustees do not receive any pension or retirement benefits from the Fund. The officers of the Fund do not receive any additional compensation from the Fund.

The Board has formed an Audit Committee composed of Ms. O’Donnell and Mr. Reeser. The functions of the Audit Committee are: (1) to oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as the Audit Committee may deem necessary or appropriate, the internal controls of certain of the Fund’ s service providers; (2) to oversee the quality and objectivity of the Fund’s financial statements and the independent audit of those statements; and (3) to the extent that Trustees are not members of the Audit Committee, to act as a liaison between the Fund’s independent registered public accounting firm and Board. The Chairman of the Audit Committee, Ms. O’Donnell, receives no additional compensation in connection with serving in such position. The Audit Committee did not meet during the last fiscal year because the Fund was not operational.

           The Board has formed a Nominating Committee composed of Ms. O’Donnell and Mr. Reeser. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by Unitholders. The Nominating Committee did not meet during the last fiscal year because the Fund was not operational.

The Board has formed a Valuation Committee composed of Mr. Gould, as  PEO, and Ms. O’Donnell and Mr. Reeser.  The Chairman of the Valuation Committee, Mr.  Reeser, may also appoint Adviser employees as non‐voting committee members. The Valuation Committee is responsible for: (i) periodically reviewing the Fund’s procedures for valuing securities, and making any recommendations to the Fund with respect thereto; (ii) reviewing proposed changes to those procedures; (iii) periodically reviewing information regarding industry developments in connection with valuation; and (iv) periodically reviewing information regarding fair value and liquidity determinations made pursuant to the procedures, and making recommendations to the Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the Board simultaneously). The Valuation Committee did not meet during the last fiscal year because the Fund was not operational.

The Board has formed a Qualified Legal Compliance Committee composed of Ms. O’Donnell and Mr. Reeser. The Qualified Legal Compliance Committee is responsible for evaluating and recommending resolutions to reports from attorneys servicing the Fund regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Fund or an employee or agent of the Fund.  The Qualified Legal Compliance Committee did not meet during the last fiscal year because the Fund was not operational.

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Control Persons and Principal Holders of Securities

A principal shareholder is any Unitholder who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is a Unitholder who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Unitholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.  As of  April 30 , 2013, the Fund had yet to commence operations and Gary W. Gould, the initial Unitholder, was the only Unitholder of the Fund.

INVESTMENT ADVISORY SERVICES

The Adviser

Pursuant to the terms of an investment advisory agreement entered into between the Fund and the Adviser dated as of February 26, 2013 (the “Advisory Agreement”) the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner materially consistent with the investment objective and policies of the Fund.

As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a monthly fee (the “Management Fee”) computed at the annual rate of 1.11% of the Fund’s average monthly net assets determined as of the last business day of each month.

The Adviser has contractually agreed to reduce the management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to not more than 1.60% of the Fund’s average monthly net assets ("Expense Limit") through December 31, 2014.   Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the Expense Limit. The agreement to waive management fees and/or reimburse expenses may be terminated, after having been in effect for at least one (1) year, at any time upon sixty (60) days’ written notice, and without payment of any penalty prior to the completion of its term: (i) by the Board, on behalf of the Fund, or (ii) the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

The Advisory Agreement provides that in the absence of (i) willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties under the Advisory Agreement; or (ii) reckless disregard of its obligations and duties under the Advisory Agreement; or (iii) a loss resulting from a breach of a fiduciary duty, the Adviser is not subject to any liability to the Fund or any Unitholder for any mistake of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services, including without limitation, any loss the Fund sustains with respect to the purchase, sale or retention of any security on behalf of the Fund. In addition, it provides that the Adviser may act as investment adviser for any other person, firm or corporation.

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The Adviser is controlled by Gary W. Gould, the Portfolio Manager, who owns a majority share of the business.

The Sub-Advisers

Pursuant to the terms of each Sub-Advisory Agreement entered into among a Sub-Adviser, the Fund and the Adviser each Sub-Adviser is responsible for managing the portion of the Fund’s assets allocated to it by the Adviser in a manner consistent with the investment objective and policies of the Fund.

Each Sub-Advisory Agreement provides that in the absence of (i) willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties under the Sub-Advisory Agreement; or (ii) reckless disregard of its obligations and duties under the Sub-Advisory Agreement; or (iii) a loss resulting from a breach of a fiduciary duty, the Sub-Adviser is not subject to any liability to the Fund, the Advisor or any Unitholder for any mistake of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services, including without limitation, any loss the Fund sustains with respect to the purchase, sale or retention of any security on behalf of the Fund. In addition, it provides that the Sub-Adviser may act as investment adviser for any other person, firm or corporation.

As compensation for services and facilities required to be provided by Meritage as Sub-Adviser under its Sub-Advisory Agreement dated as of February 26, 2013, the Adviser (and not the Fund) will pay Meritage a monthly fee  computed at the annual rate of 0.75% of the Allocated Assets, determined as of the last business day of the month.

Meritage is controlled through equity interests by Zilker Park Partners, LLC, Thomas J. Meredith and Alex C. Smith.

As compensation for services and facilities required to be provided by Pluscios under its Sub-Advisory Agreement dated as of February 26, 2013, the Adviser (and not the Fund) will pay Pluscios a monthly fee computed at the annual rate of 0.87% of the Allocated Assets determined as of the last business day of the month.

Pluscios is controlled through equity interests by Constance T. Teska and Kelly A. Chesney.

ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND COMPLIANCE SERVICES

Atlantic and its subsidiaries provide administration, fund accounting and transfer agency services to the Fund.  Pursuant to the Atlantic Services Agreement (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, compliance, fund accounting and transfer agency services. The Fund also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued and paid monthly based on the net assets, transactions and positions for the prior month. The Fund also pays Atlantic certain surcharges and shareholder account fees.

As administrator, Atlantic administers the Fund’s operations in such manner and to such extent as may be authorized by the Board.  The Administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Fund by

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others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of each Fund’s tax returns, financial statements and related reports to the Fund’s shareholders, the SEC and state and other securities administrators; (4) providing the Fund with adequate general office space and facilities and persons suitable to the Board to serve as officers of the Trust; (5) assisting the Adviser in monitoring Fund holdings for compliance with prospectus investment restrictions and in the preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As fund accountant, Atlantic provides fund accounting services to the Fund. These services include calculating the NAV of the Fund.

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law. The Services Agreement is terminable with or without cause and without penalty by the Fund or by the Administrator on 120 days’ written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement. Atlantic’s liability to the Fund and any other Person for any losses or damages in contract, tort or otherwise, arising out of the subject matter of the Services Agreement shall be limited to those actual and direct damages that are reasonably incurred by the Fund and shall not exceed $250,000 per event giving rise to a claim. The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Fund.

Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Compliance Officer to the Fund, as well as certain additional compliance support functions, pursuant to a the Services Agreement.

DISTRIBUTOR

The Distributor, Foreside Fund Services, LLC (the "Distributor"), Three Canal Plaza, Suite 100, Portland, Maine  04101, acts as distributor of the Units during the continuous offering of the Units pursuant to the Distribution Agreement.  Pursuant to the Distribution Agreement, the Distributor bears all of its expenses of providing distribution services as described under that agreement.  The Fund assumes and pays all charges and expenses of its operations not specifically assumed or otherwise to be provided by the Distributor under the Distribution Agreement.  The Fund  pays, among other things:  (i) all fees and expenses in connection with the registration of the Fund and the Units under the United States securities laws and the registration and qualification of Units for sale in the various jurisdictions in which the Fund shall determine it advisable to qualify such Units for sale; and (ii) the cost of preparing and printing of sufficient copies of the Fund’s Prospectus, SAI, and any other sales material (and any supplements or amendments thereto).

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    The Distribution Agreement continues in effect for two years from the date of its execution and from year to year thereafter, so long as such continuance is approved at least annually by a vote of the Board or the vote of a majority of the outstanding Units of the Fund, in accordance with Section 15 of the 1940 Act.

The Distribution Agreement may be terminated, without the payment of any penalty (i) through a failure to renew the Distribution Agreement at the end of a term, or (ii) upon mutual consent of the Fund and the Distributor.  Further, the Distribution Agreement may be terminated upon no less than 60 days’ written notice, by either the Fund through a vote of a majority of the Independent Trustees, and have no direct or indirect financial interest in the operation of this Agreement or by a vote of a majority of the outstanding voting securities of the Fund, in accordance with, and as defined in, Section 15 of the 1940 Act, or by the Distributor.

Neither the Distributor nor any other broker or dealer is obligated to buy from the Fund any of the Units.

The Distributor is not affiliated with the Adviser, Atlantic or the Custodian.

CUSTODIAN

Union Bank, N.A. serves as the custodian of the Fund’s assets, and may maintain custody of assets with domestic and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies). Assets of an Underlying Fund are not held by the Adviser or commingled with the assets of other accounts except to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 350 California Street, 6th Floor, San Francisco, California 94104.

The Adviser, on behalf of the Fund, may invest in an Underlying Fund that is a limited partnership and for which a Sub-Adviser also serves as the General Partner.  Such Underlying Funds custody their assets with unaffiliated qualified custodians such as banks and disseminated audited financial statements to investors at least annually.

PORTFOLIO MANAGER

The person responsible for investment decisions with respect to the Fund is: Mr. Gary W. Gould.  Mr. Gould has managed Portable Alpha exposure since October 1, 1998. He has sixteen years of experience utilizing and providing due diligence on individual Hedge Fund and Hedge Fund of Funds strategies. In addition, Mr. Gould has fourteen years of experience utilizing financial futures to provide beta exposure.

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The following information is as of M a rch 31, 2013 and is for the person who is primarily responsible for day-to-day management of the Fund:

Name	Title	Length of Service	Business Experience for Past 5 Years
Gary W. Gould	Managing Principal	Since inception.	Financial Solutions, Inc.

Account Management Disclosure, Adviser and Sub-Adviser

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets For Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Gary W. Gould	0	0	8 ($895 million)	0	0	0

Beneficial Ownership By Portfolio Manager

As of April 30 , 2013, the Portfolio Manager, as the Fund’s initial Unitholder, owned 100% of the Fund’s Units.  As of April 30 , 2013 the Units owned by the Portfolio Manager had a value in the range of $50,001-$100,000.

Compensation Disclosure

The Portfolio Manager receives a salary from the Adviser and participates in the profitability of the Adviser based on his ownership of the Adviser.

Conflicts of Interest

The investment activities of the Portfolio Manager with respect to the Fund and with respect to other accounts he manages may give rise to conflicts of interest that may disadvantage the Fund.  For example, the Portfolio Manager manages other accounts with like investment strategies and the fees paid by  the Fund and the other accounts could differ.  Thus, the Portfolio Manager could favor one account over another in allocating new investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments.  The Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Manager are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis and redeem investments proportionally.

PORTFOLIO TRANSACTIONS

The Fund will purchase interests in an Underlying Fund directly from the Underlying Fund and such purchases may be, but are generally not, subject to transactional expenses.

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.

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Purchases and sales of portfolio on an exchange are generally effected (1) if the security is traded on an exchange, through brokers who charge commissions and (2) if the security is traded in the over-the-counter markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

The dollar amount of the aggregate brokerage commissions payable by the Fund to an affiliate of the Fund, Adviser or Sub-Adviser; the aggregate amount of actual commissions paid to an affiliate of the Fund, Adviser or Sub-Adviser; the percentage of brokerage commissions paid to an affiliate of the Fund, Adviser or Sub-Adviser; and the percentage of transactions executed by an affiliate of the Funds, Adviser or Sub-Adviser is not included as the Fund has not yet commenced operations.

The Adviser and Sub-Advisers may place orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Adviser and Sub-Advisers.  The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser and Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser and Sub-Advisers seek “best execution” for all portfolio transactions.  Although, the Adviser and Sub-Advisers seek the most favorable price and execution available, the Fund, may not always obtain the best price or pay the lowest commission.  The Adviser and Sub-Advisers seek to obtain the most favorable price and execution available to the Fund by evaluating factors such as the cost of dealer spreads or commissions paid in connection with securities transactions, the size of the order, difficulty of execution, speed and quality of execution as well as any risk involved in the transaction.  The Adviser and Sub-Advisers may also utilize a broker and pay a less favorable commission if such broker has specific expertise in a particular type of transaction.

THE FUND EXPENSES

The Fund will bear all expenses incurred in its business and operations. Expenses borne by the Fund include, but are not limited to, the following:

•	All costs and expenses associated with the registration of the Fund under, and compliance with, any applicable federal or state laws;

•	Attorneys’ fees and disbursements associated with updating the Fund’s registration statement, Prospectus and other offering related documents (the “Offering Materials”); the costs of printing

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•	the Offering Materials; the costs of distributing the Offering Materials to prospective investors; and attorneys’ fees and disbursements associated with the preparation and review thereof;

•	The costs and expenses of holding meetings of the Board and any meetings of Unitholders, including legal costs associated with the preparation and filing of proxy materials;

•
The fees and disbursements of the Fund’s counsel, legal counsel to the Independent Trustees, independent registered public accounting firm for the Fund and other consultants and professionals engaged on behalf of the Fund;

•	All costs and expenses associated with the Fund’s tender offers;

•	The fees payable to various service providers;

•	All costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Unitholders;

•	The costs of a fidelity bond and any liability insurance obtained on behalf of the Fund;

•	All expenses associated with computing the Fund’s NAV, including any equipment or services obtained for these purposes; and

•	Such other types of expenses as may be approved from time to time by the Board.

The Underlying Funds bear all expenses incurred in connection with their operations. These expenses are similar to those incurred by the Fund. The Underlying Fund Managers generally will charge asset-based fees to and receive performance-based allocations from the Underlying Funds, which will generally reduce the investment returns of the Underlying Funds and the amount of any distributions from the Underlying Funds to the Fund. These expenses, fees and allocations will be in addition to those incurred by the Fund itself.

CODE OF ETHICS

The Fund, the Adviser and Sub-Advisers have adopted a code of ethics. The code is designed to detect and prevent improper personal trading by their personnel, including investment personnel who might compete with or otherwise take advantage of the Fund’s portfolio transactions. Covered persons include the Trustees as well as employees of the Adviser and Sub-Advisers having knowledge of the investments and investment intentions of each Underlying Fund. A code of ethics permits persons subject to the code to invest in securities that may be purchased or held by the Fund, including securities that may be purchased or held by an Underlying Fund, subject to a number of restrictions and controls. Compliance with the code of ethics is carefully monitored and enforced.

The codes of ethics of the Fund, the Adviser, and each Sub-Adviser is included as exhibits to the Fund’s registration statements filed with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The codes of ethics are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and also may be obtained, after paying a

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duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

VOTING OF PROXIES

A copy of the Fund’s proxy voting procedures are included in Exhibit A to this SAI. The proxy voting policies of each of the Adviser, Meritage and Pluscios are included as Exhibit B, Exhibit C, and Exhibit D, respectively, to this SAI. Information regarding how the Fund voted proxies relating to securities of the Fund during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (877) 379-7380; and (ii) on the SEC’s website at http://www.sec.gov.

CERTAIN TAX CONSIDERATIONS

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Fund and to an investment in Units.  This summary does not purport to be a complete description of the income tax considerations applicable to such an investment.  For example, the following does not describe tax consequences that are assumed to be generally known by investors or certain considerations that may be relevant to certain types of Unitholders subject to special treatment under U.S. federal income tax laws, including Unitholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts, and financial institutions.  This summary assumes that Unitholders hold Units as capital assets (generally, property held for investment).  The discussion is based upon the Code, Treasury regulations and administrative and judicial interpretations, each as of the date of this Prospectus and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion.  The Fund has neither sought nor will seek any ruling from the IRS regarding this offering.  This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local tax.  It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

A “U.S. Unitholder” is a beneficial owner of Units that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States;

•
a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•
a trust, if a court within the United States has primary supervision over its administration and one of more U.S. persons have the authority to control all of its substantial decisions, or the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person; or

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

A “Non-U.S. Unitholder” is a beneficial owner of Units that is not a U.S. Unitholder.

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If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Units, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  A prospective Unitholder that is a partnership holding Units or a partner of such a partnership should consult its tax advisers with respect to the purchase, ownership and disposition of Units.

Tax matters are very complicated and the tax consequences to an investor of an investment in Units will depend on the facts of its particular situation. Unitholders are encouraged to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of U.S. federal, state, local and foreign tax laws, eligibility for the benefits of any applicable tax treaty and the effect of any possible changes in the tax laws.

Election to be Taxed as a RIC

The Fund intends to elect to be treated as a RIC under Subchapter M of the Code.  As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to Unitholders as dividends.  To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, the Fund must distribute to Unitholders, for each taxable year, an amount equal to at least 90% of the Fund’s “investment company taxable income,” which is generally its ordinary income plus the excess of realized net short-term capital gain over realized net long-term capital loss, reduced by deductible expenses, which is referred to as the “Annual Distribution Requirement.”

Taxation as a RIC

If the Fund:

•	qualifies as a RIC; and
•	satisfies the Annual Distribution Requirement;

then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (generally, realized net long-term capital gain in excess of realized net short-term capital loss) distributed to Unitholders.  The Fund will be subject to U.S. federal income tax at regular corporate rates on any income or capital gain not distributed (or deemed distributed) to Unitholders.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of the Fund’s ordinary income for each calendar year, (2) 98.2% of the Fund’s capital gain net income for the one-year period generally ending October 31 in that calendar year and (3) any income realized, but not distributed, in preceding years, which is referred to as the “Excise Tax Avoidance Requirement.”  The Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Avoidance Requirement.

To qualify as a RIC for U.S. federal income tax purposes, the Fund generally must, among other things:

•	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign

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 currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock or securities, which the Fund refers to as the “90% Income Test;” and

•	diversify the Fund’s holdings so that at the end of each quarter of the taxable year:

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at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and

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no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of one issuer, the securities of two or more issuers that are controlled, as determined under applicable tax rules, by the Fund and that are engaged in the same or similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships which the Fund refers to as the “Diversification Tests.”

The Fund may be required to recognize taxable income in circumstances in which the Fund does not receive cash. Specifically, the Fund intends to elect to mark-to-market at the end of each taxable year its shares in Underlying Funds that are classified as passive foreign investment companies (a “PFIC”) for U.S. federal income tax purposes. Furthermore, the Fund expects that all or substantially all of the Underlying Funds will be treated as PFICs for which it intends to make a mark-to-market election. As a result, with respect to its investments in PFICs, at the end of each taxable year the Fund will recognize as ordinary income any increase in the value of such interests, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Because any mark-to-market income will be included in investment company taxable income for each taxable year, the Fund may be required to make a distribution to Unitholders in order to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

If the Fund borrows money, the Fund may be prevented by loan covenants from declaring and paying dividends in certain circumstances. Limits on the Fund’s payment of dividends may prevent the Fund from meeting the Annual Distribution Requirement, and may, therefore, jeopardize the Fund’s qualification for taxation as a RIC, or subject the Fund to the 4% excise tax.

The Fund is permitted under the 1940 Act (and is expected) to borrow funds and to sell assets in order to satisfy distribution requirements. However the Fund, under the 1940 Act, is not permitted to make distributions to Unitholders while its debt obligations and senior securities are outstanding unless certain asset coverage tests are met. Moreover, the Fund’s ability to dispose of assets to meet the distribution requirements may be limited by (1) the illiquid nature of its portfolio and (2) other requirements relating to the Fund’s status as a RIC, including the Diversification Tests.

If the Fund disposes of assets to meet the Annual Distribution Requirement, the Diversification Test s , or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

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If the Fund fails to satisfy the Annual Distribution Requirement or otherwise fails to qualify as a RIC in any taxable year, the Fund will be subject to tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to Unitholders. In that case, all of the Fund’s income will be subject to corporate-level U.S. federal income tax, reducing the amount available to be distributed to Unitholders. In contrast, assuming the Fund qualifies as a RIC, its corporate-level U.S. federal income tax should be substantially reduced or eliminated.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Taxation of U.S. Unitholders

Distributions by the Fund generally are taxable to U.S. Unitholders as ordinary income or long-term capital gain. Distributions of the Fund’s “investment company taxable income” (which is, generally, ordinary income plus realized net short-term capital gain in excess of realized net long-term capital loss, reduced by deductible expenses) will be taxable as ordinary income to U.S. Unitholders to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional Units. Distributions will not be eligible for the dividends received deduction allowed to corporate Unitholders and will not qualify for the reduced rates of tax for qualified dividend income allowed to individuals. Distributions of the Fund’s net capital gain (which is generally the Fund’s realized net long-term capital gain in excess of realized net short-term capital loss) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Unitholder as long-term capital gains, currently subject to reduced rates of U.S. federal income tax in the case of non-corporate U.S. Unitholders, regardless of the U.S. Unitholder’s holding period for its Units and regardless of whether paid in cash or reinvested in additional Units. However, due to the Fund’s principal investment strategy focusing on investments in PFICs, most of the Fund’s income is expected to be ordinary income, and therefore most distributions are not expected to be designated as “capital gain dividends” eligible for the reduced rate of tax. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Unitholder’s adjusted tax basis in such Unitholder’s Units and, after the adjusted basis is reduced to zero, will constitute capital gain from the sale of Units to such U.S. Unitholder.

For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. Unitholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to Unitholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s U.S. Unitholders on December 31 of the year in which the dividend was declared. Unitholders who receive distributions in the form of Units will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions. Dividends and other taxable distributions are taxable to Unitholders even though they are reinvested in additional Units.

Pursuant to the Fund’s “opt out” dividend reinvestment plan, when the Fund declares a dividend, each Unitholder that has not made a Distribution Election will automatically have their dividends reinvested in additional Units. To the extent Unitholders make a Distribution Election, the Fund may pay any or all such dividends in a combination of cash and Units. Depending on the circumstances of the

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Unitholder, the tax on the distribution may exceed the amount of the distribution received in cash, if any, in which case such Unitholder would have to pay the tax using cash from other sources. A Unitholder that receives Units pursuant to a distribution generally has a tax basis in such Units equal to the amount of cash that would have been received instead of Units as described above, and a holding period in such Units that begins on the business day following the payment date for the distribution.

A U.S. Unitholder generally will recognize taxable gain or loss if the U.S. Unitholder sells or otherwise disposes of its Units. Such Unitholder’s gain or loss is generally calculated by subtracting from the gross proceeds the cost basis of its Units sold or otherwise disposed of. Upon such disposition of such Unitholder’s Units, the Fund will report the gross proceeds and cost basis to such Unitholder and the IRS. For each disposition, the cost basis will be calculated using the Fund’s default method of first-in, first-out, unless such Unitholder instructs the Fund in writing to use a different calculation method permitted by the IRS, including average cost or specific Unit lot identification. The cost basis method elected by the Unitholder (or the cost basis method applied by default) for each disposition of Units may not be changed after the settlement date of each such disposition of Units. If a Unitholder holds its Units through a broker (or other nominee), such Unitholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for its account. Unitholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Any gain arising from a sale or disposition generally will be treated as long-term capital gain or loss if the Unitholder has held its Units for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Units held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Units. In addition, all or a portion of any loss recognized upon a disposition of Units may be disallowed if other Units are purchased (whether through reinvestment of distributions or otherwise) within 30 calendar days before or after the disposition.

In general, non-corporate U.S. Unitholders currently are subject to reduced rates of U.S. federal income tax on their net capital gain (generally, the excess of realized net long-term capital gain over realized net short-term capital loss for a taxable year, including a long-term capital gain derived from an investment in Units). Such rate currently is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Unitholders currently are subject to U.S. federal income tax on net capital gain at the maximum 35% rate that also applies to ordinary income. Non-corporate U.S. Unitholders with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate U.S. Unitholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Unitholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

The Fund will send to each U.S. Unitholder, as promptly as possible after the end of each calendar year, but in no event later than the Fund’s distribution of Form 1099, a notice detailing, on a per Unit and per distribution basis, the amounts includible in such U.S. Unitholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions generally will be reported to the IRS. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Unitholder’s particular situation.

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The Fund may be required to withhold U.S. federal income tax, or “backup withholding,” currently at a rate of 28%, from all taxable distributions to any non-corporate U.S. Unitholder (1) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that such Unitholder is exempt from backup withholding, or (2) with respect to whom the IRS notifies the Fund that such Unitholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Unitholder’s U.S. federal income tax liability and may entitle such Unitholder to a refund; provided that proper information is timely provided to the IRS.

Taxation of Non-U.S. Unitholders

Whether an investment in Units is appropriate for a Non-U.S. Unitholder will depend upon that person’s particular circumstances. An investment in Units by a Non-U.S. Unitholder may have material and adverse tax consequences. Non-U.S. Unitholders should consult their tax advisers before investing in Units.

Distributions of the Fund’s “investment company taxable income” to Non-U.S. Unitholders, subject to the discussion below, will be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of the Non-U.S. Unitholder, and, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the Non-U.S. Unitholder, in which case the distributions will be subject to U.S. federal income tax at the rates applicable to U.S. persons. In that case, the Fund will not be required to withhold federal tax if the Non-U.S. Unitholder complies with applicable certification and disclosure requirements. Special certification requirements apply to certain foreign entities, including foreign trusts and foreign partnerships, and Non-U.S. Unitholders are urged to consult their tax advisers in this regard.

Actual or deemed distributions by the Fund of capital gain dividends to a Non-U.S. Unitholder and gain realized by a Non-U.S. Unitholder upon the sale of Units will not be subject to withholding of U.S. federal income tax and generally will not be subject to U.S. federal income tax (a) unless the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the Non-U.S. Unitholder and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the Non-U.S. Unitholder in the United States or (b) the Non-U.S. Unitholder is an individual, has been present in the United States for 183 calendar days or more during the taxable year, and certain other conditions are satisfied.

If the Fund distributes its net capital gain, if any, in the form of deemed rather than actual distributions (which the Fund may do in the future), a Non-U.S. Unitholder will be entitled to a U.S. federal income tax credit or tax refund equal to the Non-U.S. Unitholder’s allocable share of the tax the Fund pays on the capital gain deemed to have been distributed. In order to obtain the refund, the Non-U.S. Unitholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the Non-U.S. Unitholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return. For a corporate Non-U.S. Unitholder, distributions (both actual and deemed), and gains realized upon the sale of the Fund’s common stock that are effectively connected with a U.S. trade or business may, under certain circumstances, be subject

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to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable income tax treaty). Accordingly, investment in Units may not be appropriate for certain Non-U.S. Unitholders.

A Non-U.S. Unitholder who is a non-resident alien individual, and who is otherwise subject to withholding of U.S. federal income tax, may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the Non-U.S. Unitholder provides the Fund or the dividend paying agent with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. Unitholder or otherwise establishes an exemption from backup withholding.

Legislation enacted on March 18, 2010, commonly referred to as the “Foreign Account Tax Compliance Act” or “FATCA,” will generally impose a U.S. withholding tax of 30% on payments to certain foreign entities of U.S.-source dividends and the gross proceeds from dispositions of shares that produces U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. To avoid withholding under these provisions, certain Non-U.S. Unitholders may need to enter into information-sharing agreements with the IRS in which they agree to identify and report information to the IRS each year on their U.S. accounts and withhold on “passthrough payments” to certain accountholders or owners who do not provide information or comply with the FATCA requirements. Non-U.S. Unitholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of Units. While these withholding tax provisions were to have been effective beginning in 2013, the U.S. Treasury Department and the IRS have indicated in a notice issued on October 24, 2012, of a phased-in implementation of these provisions, with withholding on income payments, other than gross proceeds, to begin on January 1, 2014, and withholding on withholdable payments in the form of gross proceeds to begin on January 1, 2017, and with withholding on certain “passthrough payments” to begin on January 1, 2017.

Non-U.S. persons should consult their own tax advisers with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Units.

 Failure to Qualify as a RIC

If the Fund were unable to qualify for treatment as a RIC, the Fund would be subject to U.S. federal income tax on all of its net taxable income at regular corporate rates. The Fund would not be able to deduct distributions to Unitholders, nor would they be required to be made. Distributions would generally be taxable to non-corporate Unitholders as ordinary dividend income eligible for the reduced rates of U.S. federal income tax to the extent of the Fund’s current and accumulated earnings and profits. Subject to certain limitations under the Code, corporate U.S. Unitholders would be eligible for the dividends received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the Unitholder’s tax basis, and any remaining distributions would be treated as a capital gain. If the Fund were to fail to meet the RIC requirements in its first taxable year or, with respect to later years, for more than two consecutive years, and then to seek to requalify as a RIC, the Fund would be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund made a special election to pay corporate-level tax on any such unrealized appreciation recognized during the succeeding ten year period.

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ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets of an employee benefit plan subject to ERISA (an “ERISA Plan”), or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (together with ERISA Plans, “Plans”) should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to an ERISA Plan, including the duty of prudence, the suitable allocation of assets within and across different asset classes , the avoidance of prohibited transaction s and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, a fiduciary of an ERISA Plan must comply with rules adopted by the U.S. Department of Labor (the “DOL”), which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of an ERISA Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition with regard to the suitable allocation of assets within and across different asset classes , as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its ERISA Plan, and whether the assets of the Plan would be su itably allocated within and across different asset classes if the investment is made. If a fiduciary of an ERISA Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

           Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of ERISA Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result, (1) none of Adviser, the Sub-Advisers, Underlying Fund Managers or managers of Sub-Funds will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities and (2) transactions involving the assets and investments of the Fund, the Alpha Engine, Buffer Account, and the Beta Exposure will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities. The Adviser will require an ERISA Plan proposing to invest in the Fund to represent: that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies; and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

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Certain prospective Plan investors may currently maintain relationships with the Adviser or the Adviser or with other entities that are affiliated with the Adviser or the Adviser. Each of the Adviser or the Adviser and their affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. Prior to a Plan’s investment in the Fund, each fiduciary of the Plan that is responsible for the Plan’s investments (each a “Fiduciary”) will be required to execute a subscription document on behalf of the Plan and to personally represent that: (A) each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Internal Revenue Code or other comparable non-ERISA laws and such person is authorized to execute the subscription document on behalf of the Plan; (B) each Fiduciary responsible for the Plan’s investments has executed the subscription document; (C) each Fiduciary is: (1) responsible for the decision to invest in the Fund; and (2) qualified to make such investment decision; (D) the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws; (E) the purchase of the Unit(s) by the Plan will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Internal Revenue Code; and (F) unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this SAI, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Units.

VALUATION OF ASSETS

Fund will compute its NAV based on the market close as of the last business day of each month or at such other times as approved by the Board. The NAV of the Fund will equal the value of the assets of the Fund less all of its liabilities, including accrued fees and expenses. It is expected that the assets of the Fund will consist primarily of the Fund’s interest in the Underlying Funds, the Beta Exposure and the Buffer Account.

The Board has approved valuation procedures pursuant to which the Fund’s Valuation Committee will value Fund investments in Underlying Funds at fair value. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund or from a third party if the Fund’s interest were redeemed or sold at the time of valuation, based on information available at the time the valuation is made and that the Fund reasonably believes to be reliable. In accordance with these procedures, fair value ordinarily will be the value determined as of each month end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported by the Underlying Fund at or about the time of such valuation to the Fund or its agent. The Fund may not have an Underlying Fund’s reported valuation as of the time that the Fund calculates its NAV in the event that the Underlying Fund does not report a value to the Fund on a timely basis. In such cases, the Valuation Committee would

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determine the fair value of such an Underlying Fund based on any relevant information available at the time of determination, including the most recent value reported by the Underlying Fund. Any values reported as estimated or final values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date an Underlying Fund determines its NAV.

Prior to investing in any Underlying Fund, the Adviser and/or the Sub-Advisers will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund. As a general matter, such review will include a determination of whether the Underlying Fund utilizes market values when available, and otherwise utilizes principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that the Valuation Committee will consider valuations provided by Underlying Funds in determining their respective fair values, the Fund and its agents will not be able to confirm independently the accuracy of valuation calculations provided by the Underlying Funds (which are unaudited except for the NAV calculation as of fiscal year end).

           The Fund’s valuation procedures require the Valuation Committee to consider relevant information available at the time that assesses the fair value of Fund portfolio asset. The Valuation Committee will consider such information, and may conclude in certain circumstances that the information provided by an Underlying Fund Manager does not represent the fair value of the Fund’s interests in the Underlying Fund. Although redemptions of interests in Underlying Funds are subject to advance notice requirements, Underlying Funds will typically make available NAV information to their investors which represents the price at which, even in the absence of redemption activity, the Underlying Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Underlying Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following the Fund’s valuation procedures, in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund may consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. Consistent with industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The valuations reported by the Underlying Funds may be subject to later adjustment by the Underlying Fund Managers or Underlying Funds’ administrators, based on information reasonably available at that time. For example, fiscal year-end NAV calculations of the Underlying Funds are audited by those funds’ independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by Unitholders who had their Units repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations adversely affect the Fund's NAV, the outstanding Units will be adversely affected by prior repurchases to the benefit of Unitholders who had their Units repurchased at a NAV per Unit higher than the adjusted amount.

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           Conversely, any increases in the NAV per Unit resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Units and to the detriment of Unitholders who previously had their Units repurchased at a NAV per Unit lower than the adjusted amount. The same principles apply to the purchase of Units. New Unitholders may be affected in a similar way.

    The valuation procedures approved by the Board provide that, where deemed appropriate by the Valuation Committee and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be valued in a manner that the Valuation Committee, in accordance with procedures approved by the Board, determines in good faith best reflects approximate market value. The Board will be responsible for ensuring that the valuation policies utilized by the Valuation Committee are fair to the Fund and consistent with applicable regulatory guidelines.

           To the extent the Adviser and the Sub-Advisers invest the assets of the Fund in securities or other instruments that are not investments in Underlying Funds, the Fund will generally value such assets as described below. Securities traded or dealt in one or more securities exchanges and not subject to restrictions against resale in the market are generally valued at the last quoted sale on the primary exchange on which the securities are traded, or in the absence of a sale, at the mean of the last bid and asked prices.  Securities not traded on any securities exchange for which over-the-counter market quotations are readily available shall be valued at the mean of the last bid and asked prices.  Debt securities may also be valued based on broker/dealer supplied quotations or pursuant to matrix pricing provided by a Board approved pricing service.  Matrix pricing is a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.  Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost. Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s NAV per share. If market quotations are not readily available or deemed to be unreliable by the Adviser or a Sub-Adviser, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for an asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Valuation Committee will reevaluate its fair value methodology for such securities to determine what, if any, adjustments should be made to the methodology.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board.

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           The Adviser and the Sub-Advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. The Adviser, the Sub-Advisers or other parties responsible for valuing such securities may use other methods of valuation in these contexts that may result in differences in the value ascribed to the same security owned by the Fund and other clients. Consequently, the fees charged to the Fund and other clients may be different, since the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

Expenses of the Fund, including the Adviser’s management fees and the costs of any borrowings, are accrued on a monthly basis on the day that the NAV is calculated and taken into account for the purpose of determining the NAV.

Prospective Unitholders should be aware that situations involving uncertainties as to the value of Fund positions could have an adverse effect on the NAV of the Fund if the value judgments of the Valuation Committee, the Board, Underlying Fund Managers, or managers of Sub-Funds should prove incorrect. Also, Underlying Fund Managers and managers of Sub-Funds will only provide determinations of the NAV of Underlying Funds or Sub-Funds on a periodic basis, typically monthly. Consequently, it may not be possible to determine the NAV of the Fund more frequently.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

           BBD, LLP (“BBD”) serves as the independent registered public accounting firm of the Fund.  Its principal business address is  1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103 and the services that it provides to the Fund includes audit services and tax services. BBD audits the annual financial statements of the Fund and provides the Fund with an audit opinion. BBD also reviews certain regulatory filings of the Fund.

Bernstein Shur Sawyer & Nelson serves as Counsel to the Independent Trustees and Legal Counsel of the Fund. Its principal business address is 100 Middle Street, Portland, Maine 04101.

SUMMARY OF DECLARATION OF TRUST

The following is a summary description of additional items and of select provisions of the Declaration of Trust that are not described elsewhere in this SAI or in the Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the form of Declaration of Trust a copy of which is included as an exhibit to the Trust’s Registration Statement filed with the SEC.

           Liability of Unitholders. Under Delaware law and the Declaration of Trust, a Unitholder will not be liable for the debts, obligations, liabilities and expenses of the Fund solely by reason of being a Unitholder, except that the Unitholder may be obligated to reimburse the Fund pursuant to the Declaration of Trust to repay any funds wrongfully distributed to the Unitholder. The Trustees have no power to bind any Unitholder personally or to call upon any Unitholder for the payment of any sum of money or assessment whatsoever other than such as the Unitholder may from time to time personally agree to pay pursuant to the terms of the Declaration of Trust or by way of subscription for Units or otherwise.

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Duty of Care. The Declaration of Trust provides that neither the Trustees, an office of the Fund nor, if applicable, an investment adviser to the Fund shall be liable to the Fund or any of its Unitholders for any loss or damage occasioned by any act or omission in the performance of their respective services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees by the Fund, but not by the Unitholders individually, against any liability and expense to which any of them may be liable which arises in connection with the performance of their activities on behalf of the Fund. A Trustee will not be personally liable to any Unitholder for the repayment of any balance in such Unitholder’s account or for investments by such Unitholder in the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its Unitholders. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification of a Trustee for any liability, including liability under federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

Term, Dissolution and Liquidation. The Fund shall continue without limitation of time but subject to the following provisions.  The Board may without Unitholder approval (unless such approval is required by the 1940 Act) in dissolution of the Fund liquidate, reorganize or dissolve the Fund in any manner or fashion not inconsistent with applicable law, including, without limitation:

•
Sell and convey all or substantially all of the assets of the Fund to another trust, partnership, limited liability company, association or corporation or other entity, or to a separate series or class of shares thereof, organized under the laws of any state or jurisdiction, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Fund and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, limited liability company, association or corporation or of a series thereof; or

•	At any time sell and convert into money all of the assets of the Fund.

Following a sale or conversion in accordance with the foregoing, and upon making reasonable provision, in the determination of the Board, for the payment of all liabilities of the Fund as required by applicable law, by such assumption or otherwise, the Unitholders involved in such sale or conversion shall be entitled to receive, when and as declared by the Board, the excess of the assets belonging to Fund over the liabilities belonging to the Fund.  The assets so distributable to the Unitholders shall be distributed among such Unitholders in proportion to the number of Units held by them and recorded on the books of the Fund.

Upon completion of the distribution of the remaining proceeds or the remaining assets as provided above, the Fund shall terminate and the Board shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties with respect to the Fund shall be cancelled and discharged.

Merger, Consolidation, Incorporation.  The Board, in order to change the form of organization and/or domicile of the Fund, may, without prior Unitholder approval, unless otherwise required by the 1940 Act: (i) cause the Trust to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations or corporations so long as the surviving or resulting entity is a closed-end management investment company under the 1940 Act, or is a series thereof, which is formed,

36

organized or existing under the laws of a state, commonwealth, possession or colony of the United States, or (ii) cause the Fund to incorporate under the laws of Delaware.  Any agreement of merger or consolidation or certificate of merger may be signed by a majority of the Trustees.   If a merger or consolidation of the Fund described above requires Unitholder approval, such merger or consolidation shall be approved by the vote of 67% or more of the Units present at a meeting called to vote on the merger or consolidation if the holders of more than 50% of the outstanding Units are present or represented by proxy or 50% of the outstanding Units, whichever is less (“Majority Unitholder Vote”).  Any other merger or consolidation of the Fund shall, in addition to the approval of the Board, require a Majority Unitholder Vote.

Voting. Each Unitholder has the right to cast a number of votes equal to the number of Units held by such Unitholder at a meeting of Unitholders called by the Board. The Unitholders shall have power to vote only:  (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof); (b) with respect to any contract entered into pursuant to Article V of the Declaration of Trust to the extent required by the 1940 Act; (c) with respect to termination of the Fund to the extent required by applicable law; and (d) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-laws, or as the Board may consider necessary or desirable.

Except for the exercise of their voting privileges, Unitholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Reports to Unitholders. The Fund will furnish to Unitholders as soon as practicable after the end of each taxable year such information as is necessary for such Unitholders to complete federal and state income tax or information returns, along with any other tax information required by law. The Fund will send a semi-annual and an audited annual report to Unitholders within 60 days after the close of the period for which it is being made, or as otherwise required by the 1940 Act.

Fiscal Year. For accounting purposes, the Fund’s fiscal year is the 12-month period ending on August 31st.

FUND ADVERTISING AND SALES MATERIAL

Advertisements and sales literature relating to the Fund and reports to Unitholders may include quotations of investment performance. In these materials, the Fund’s performance will normally be portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses. Other methods may also be used to portray the Fund’s investment performance. The Fund’s investment performance will vary from time to time, and past results are not necessarily representative of future results.

           Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, may also be used to advertise or market the Fund, including data and materials prepared by recognized sources of such information. Such information may include comparisons of the Fund’s investment performance to the performance of recognized market indices, risk measurement criteria and other information related to the portfolio’s performance. Comparisons

37

may also be made to economic and financial trends and data that may be useful for investors to consider in determining whether to invest in the Fund.

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholder of FSI Low Beta Absolute Return Fund

We have audited the accompanying statement of assets and liabilities of the FSI Low Beta Absolute Return Fund (“the Fund”), as of May 9, 2013. Th is financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above present fairly, in all material respects, the financial position of the Fund as of May , 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
May 9 , 2013

38

Statement of Assets and Liabilities
April 19, 2013

FSI LOW BETA
ABSOLUTE RETURN
ASSETS	FUND
Cash	$ 100,000

Total Assets	$ 100,000

NET ASSETS	$ 100,000

COMPONENTS OF NET ASSETS
Paid-in capital	$ 100,000

NET ASSETS	$ 100,000

SHARES OUTSTANDING	1,000

NET ASSET VALUE PER UNIT	$ 100.00

Notes To Statement of Assets and Liabilities

Note 1. Organization

The FSI Low Beta Absolute Return Fund (the “Fund”) is a non-diversified, closed-end management investment company, organized as a Delaware statutory trust on August 1, 2011. The Fund is authorized to issue 1,000,000 units at a price of $100 per unit.  The Fund currently has 1,000 units outstanding, with a value of $100,000. The Fund’s investment objective is to seek attractive risk adjusted rate of returns, “Alpha,” with a risk profile and volatility that is similar to that of the Barclays Capital Aggregate Bond Index.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting princip les generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Net Asset Value – The Fund will compute its net asset value as of the last business day of each month within 10 business days of the last day of the month. In determining its net asset value, the Fund will value its investments as of such month-end. The net asset value of the Fund will equal the value of the

39

total assets of the Fund, less all of its liabilities, including accrued fees and expenses.  It is expected that the assets of the Fund will consist primarily of the Fund’s interest in hedge funds or funds of hedge funds (“Underlying Funds”), a synthetic fixed income index (the “Beta Exposure”), high quality short-term fixed income securities, money market instruments, repurchase agreements and money market mutual funds, cash or cash equivalents (“Buffer Account”). The net asset value per Unit of the Fund will equal the net asset value of the Fund divided by the number of outstanding Units. The Board has approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and which the Fund believes to be reliable. In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as "estimated" or "final" values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund's valuation date.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to unitholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

Organization a n d Offering Costs – Expenses incurred in connection with establishing the Fund were paid or payable by the adviser on behalf of the Fund.  The adviser will be paying all offering and organizational costs related to the start-up of the Fund and the Fund will not be responsible for these charges.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Financial Solutions, Inc. (the “Adviser”), is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.11% of the Fund’s average monthly net assets and pays any sub-advisory fees out of the fees it receives pursuant to the investment advisory agreement.

The Adviser has contractually agreed to waive management fees and reimburse expenses to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to not more than 1.60% of the Fund’s average monthly net assets ("Expense

40

Limit ") through December 31, 2014 . Net expenses of the Fund may increase if the exclusions noted above would apply.   Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the Expense Limit.  The agreement to waive management fees and/or reimburse expenses may be terminated, after having been in effect for at least one (1) year, at any time upon sixty (60) days’ written notice, and without payment of any penalty prior to the completion of its term: (i) by the Board, on behalf of the Fund, or (ii) the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides administration, compliance, fund accounting, and transfer agency services and to each Fund. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services.

Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Fund pays each Independent Trustee an annual retainer fee of $10,000 for service to the Fund.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Fund is compensated by the Fund.

41

EXHIBIT A – FUND PROXY VOTING PROCEDURES

FSI LOW BETA ABSOLUTE RETURN FUND
SHAREHOLDER VOTING POLICY

SECTION 1.                                BACKGROUND

The Fund exercises its shareholder voting responsibilities as an investor in other issuers as a fiduciary, with the goal of maximizing the value of the Fund’s and its unitholders' investments.  This Policy details the Fund’s policy with respect to shareholder voting.  As the Fund invests primarily in hedge funds, funds of hedge funds, derivatives and fixed income securities, it is unlikely the Fund would be called upon to vote as the shareholder of an issuer.

SECTION 2.                                ADVISER RESPONSIBILITIES

(A) Delegation by Board.  Pursuant to the Investment Advisory Agreement between the Fund and the Primary Adviser, the Fund has delegated to the Primary Adviser the authority to vote, on behalf of the Fund, proxies issued by issuers whose securities comprising the Fund’s portfolio (“Portfolio Securities”).  Pursuant to the Investment Sub-Advisory Agreement between the Fund, the Primary Adviser, and each Subadviser, the Adviser has delegated the authority to vote, on behalf of the Fund, proxies issued by issuers of Portfolio Securities comprising the Subadviser’s Allocated Portion.  Before investing directly in a security for which the Fund could be called upon to vote as a shareholder, such as common stock, an Adviser shall provide and agree to maintain, and the Board shall approve, proxy voting procedures of the Adviser which procedures shall be designed to help ensure that proxies voted on behalf of the Fund are voted consistent with the Adviser’s fiduciary duties to the Fund and the best interests of Fund unitholders.

(B) Delivery of Proxies.  Each Adviser is responsible for coordinating the delivery by the Custodian of proxies to be voted to the Adviser or to the agent of the Adviser selected to vote proxies on its behalf the Adviser (a "Proxy Voting Service").  Upon request, each Adviser shall provide periodic reports to the Board as to the implementation and operation of its unitholder voting policies and procedures as they relate to the Fund.

(C) Conflicts of Interest. The Fund recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting on behalf of the Fund.  A conflict of interest includes any circumstance when the Fund, an Adviser, the Distributor, the Proxy Voting Service or one or more of their Affiliated Persons (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund unitholders in how shares of that issuer are voted.

Each Adviser’s proxy voting procedures shall identify and address the handling of material conflicts of interest and, when applicable, determine the adequacy of a Proxy Voting Service’s procedures to identify and address material conflicts of interest.

(D) Proxy Voting Record.  Each Adviser shall maintain a record of each instance where the Fund was entitled to vote a proxy issued by an issuer of a Portfolio Security maintained in its Allocated Portion and will coordinate the annual delivery of such record to the Administrator for purposes of

A-1

preparing the Fund’s annual Form N-PX filing.  The voting record shall include the following information required to be reported in Form N-PX:

(1)	The name of the issuer of the security;

(2)	The exchange ticker symbol of the security;

(3)	The CUSIP for the security;

(4)	The shareholder meeting date;

(5)	A brief identification of the matter voted on;

(6)	Whether the matter was proposed by the issuer or by a security holder;

(7)	Whether the Fund cast its vote on the matter;

(8)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(9)	Whether the Fund cast its vote for or against management.

The Adviser shall also be responsible for ensuring information regarding how the Fund voted proxies issued by Portfolio Securities comprising its Allocated Portion during the most recent twelve-month period ended June 30 is available on the Fund’s website or other location consistent with disclosure in the Fund’s registration statement.

SECTION 4: ABSTENTION

An Adviser, on behalf of the Fund, may abstain from shareholder voting in certain circumstances.  Abstaining from voting may be appropriate if voting would be unduly burdensome or expensive, or otherwise not in the best interest of the Fund's unitholders.

SECTION 3: BOARD REPORTING AND REVIEW

Each Adviser shall submit its proxy voting procedures to the Board for review and approval: (i) before investing directly in a Portfolio Security comprising its Allocated Portion for which the Fund could be called upon to vote as a shareholder, such as common stock; and (ii) at the next regularly scheduled meeting of the Board following any material change.

Each Adviser shall report to the Board, at least quarterly, whether any conflicts of interest arose while voting, on behalf of the Fund, proxies issued by issuers of Portfolio Securities comprising its Allocated Portion and how such conflicts were handled.

Adopted: December 18, 2012

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EXHIBIT B – FINANCIAL SOLUTIONS, INC. PROXY VOTING PROCEDURES

A.	POLICY

It is the policy of the Firm not to accept the responsibility of voting shares held by its Clients by executing the proxies for those shares except when contracted to do so such as when Advising registered funds. The Firm is to take all reasonable actions to inform Clients of its Proxy Policy and to assure that Clients may vote those proxies personally.

B.	OVERSIGHT OF PROXY VOTING

1.	Responsibility for Chief Compliance Officer

The Chief Compliance Officer is responsible for compliance with the Proxy Policy and these Procedures.

If the Firm has by contract, accepted Proxy voting authority , the Firm is committed to minimizing conflicts of interest when voting proxies on behalf of the Firm's clients , and strives to ensure that proxies are voted in the best interest of the client. Adviser has adopted the following voting guidelines:

•
For routine matters, as the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight.  The position of the issuer's management will not be supported in any situation where the Adviser assesses that it is not in the best interests of the Fund's shareholders.

•	For non-routine matters, such proposals should be examined on a case by-case basis.

•
Adviser may abstain from voting as proxy if such vote cannot be cast with commercially reasonable efforts or if Adviser deems it to be in the best interest of the Fund's shareholders to abstain from voting a proxy.

Absent material conflicts, Adviser will determine how it should vote the proxy in accordance with the guidelines outlined above. The Adviser  recognizes that it may have a conflict of interest in voting proxies on behalf. A conflict of interest, means any circumstance in which Adviser (including officers, directors , agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity , and, therefore , may appear to have a conflict between its own interests and the interests of the Client in how proxies of that issuer are voted.

If  Adviser  determines  that  a  material  conflict  of  interest  exists,  the  Chief Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as receiving an independent third party voting recommendation.

The Firm will provide Clients, other than registered funds, for which it has accepted Proxy voting authority copies of the Proxy voted and a written explanation of the rational utilized to determine the vote cast.

For registered funds advised by the Firm, the Firm will maintain voting records adequate to support the required Form N-PX filing, including a record of each matter for which the Fund was entitled to vote including:

•	The name of the issuer;
•	If applicable , the exchange ticker symbol of the portfolio security ;
•	If applicable, the Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
•	The shareholder meeting date or partner vote date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder/partner;
•	Whether the Adviser cast a vote on behalf of the Fund on the matter;
•	How the Adviser cast its vote on behalf of the Fund (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
•	Whether the Adviser cast its vote on behalf of the Fund its vote for or against management.

2.	Responsibility of Managing Principal

The President shall ensure that the Firm's Proxy Policy is disclosed to Clients for which the firm has not accepted voting authority as described below and for ensuring that any proxies the Firm may receive are promptly forwarded to the Client prior to any voting deadline. The Managing Principal shall also ensure that the Firm complies with any state or federal proxy voting law or regulation.

C.	DISCLOSURE TO CLIENTS

1.	Information Required

A summary of the Firm's Proxy Policy and Procedures shall disclose:

•	that it is the policy of the Firm not to accept the responsibility of voting shares held by its Clients;

•	that the Firm will not execute proxies for Client shares;

•	that the Firm has adopted procedures to ensure that it does not vote Client proxies; and

•	that a copy of the Firm's Proxy Policy.and Procedures are available on request by any Client.

2.	Timing of Disclosure

a.	Initial Disclosure

The President shall deliver a copy of the Firm's Proxy Policy and Procedures to all new Clients at the time of execution of the advisory contract with the Client.

b.	Annual Disclosure

At least annually, the Chief Compliance Officer shall offer Clients a copy of the Firm Brochure, which contains a summary of the Firm's Proxy Policy and Procedures.

c.	Client Request

The Chief Compliance Officer shall mail a copy of the Firm's Proxy Policy and Procedures within 10 business days to any Client who requests a copy.

D.	DELIVERY OF PROXY VOTING MATERIALS

The Firm shall promptly forward to each Client any proxies or other voting materials that have been delivered to the Firm relating to securities held by that Client so that the Client can execute the proxies directly.

E.	RECORD KEEPING

1. Retention of Proxy Policy and Procedures

The President shall place the current copy of the Firm's Proxy Policy and Procedures in its Manual. All previous versions shall be placed in a file labeled "Proxy  Policy and Procedures-Prior Versions".

2. Duration of Retention

The President shall ensure that all proxy voting materials or related documents be maintained at the Firm's principal place of business for five years.

3. Retention of Proxy Correspondence

The President shall keep a file labeled "Proxy Communications-Client Contact". The file shall contain, in chronological order, all incoming and outgoing correspondence and a record of any Client contact related to Client proxies. The President shall also place a copy of every piece of correspondence and evidence of Client contact related to Client proxies in the appropriate Client file.

Record of Noncompliance
The President shall memorialize in a letter each instance of non-compliance with the Proxy Policy and Procedures. The letter should contain any relevant facts, reasoning and supporting documentation. Non-compliance includes, but is not limited to, the President casting a Client's proxy ballot, improper policy disclosure or any act which does not comply with the Firm's Proxy Policy and Procedures. The President is responsible for identifying each instance of non-compliance. The President shall place each letter in a chronological file labeled "Non-Compliance Letters".

February 15, 2013

EXHIBIT C – MERITAGE CAPTIAL, LLC PROXY VOTING PROCEDURES

Proxy

Policy

The Firm is committed to minimizing conflicts of interest when voting proxies on behalf of the Funds or its other advisory clients, and strives to ensure that proxies are voted in the best interest of investors and its clients.

1)
 For routine matters, as the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight.  In general, The Firm will vote with management.  However, the position of the issuer’s management will not be supported in a situation where the Firm assesses that it is not in the best interests of the respective Funds’ investors.

2)	For non-routine matters, such proposals will be examined on a case-by-case basis.

3)
The Firm may abstain from voting a proxy if such vote cannot be cast with commercially reasonable efforts or if the Firm deems it to be in the best interest of the Funds’ limited partners to abstain from voting a proxy.

Limited partners and the Firm’s other clients may request, at no cost, a copy of this Policy, together with information regarding how the Firm has voted past proxies.

Responsibility
The CCO has the primary responsibility to review proxies and confirm that prepared ballots comply with the Firm’s Proxy Policy.

Procedure
The Firm has adopted procedures to implement the Firm’s policy and reviews to monitor and insure that the Firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

1)
Absent material conflicts, the Firm will determine how it should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

2)
The Firm recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Funds.  If the Firm determines that it has a conflict of interest with respect to voting proxies on behalf of the Funds, then the Firm shall interact with the Firm’s Investment Committee to consider and determine the best interests of Fund limited partners.

Based on the decisions reached using the above procedures, the Fund Director shall prepare the proxy ballot and remit to the CCO, and Investment Committee as the case may be, for review.  The CCO shall review the proxy ballot for remittance.

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Recordkeeping
The Firm shall retain proxy records for five years in the respective Fund’s files, either in hard copy or electronically.

For investments made in regard to private funds, advisory or subadvisory agreements or other products subject to, or registered pursuant to the Investment Company Act of 1940, as amended, the Firm will maintain records for each matter that the private fund was entitled to vote.  These will be filed with the SEC using Form N-PX.  Items that must be maintained and reported include (as applicable):

•	The name of the issuer;
•	If applicable, the exchange ticker symbol of the portfolio security;
•	If applicable, the Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
•	The shareholder meeting date or partner vote date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder/partner;
•	Whether the Firm cast a vote on behalf of the Fund on the matter;
•	How the Firm cast its vote on behalf of the Fund (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
•	Whether the Firm cast its vote on behalf of the Fund its vote for or against management.

C-2

EXHIBIT D – PLUSCIOS MANAGEMENT LLC PROXY VOTING PROCEDURES

Pluscios Management LLC
Proxy Voting Policies and Procedures

Objective

Pluscios Management LLC (“PLUSCIOS”), an investment adviser registered with the Securities and Exchange Commission, is responsible for the allocation of assets on behalf of its clients to various private investment funds, including hedge funds and other alternative investment pools that are structured as private limited partnerships, limited liability companies or offshore corporations (collectively, “Alternative Investments”). The voting rights of Alternative Investments generally are contract rights set forth in the organizational documents (e.g., the limited partnership agreement, limited liability company or memorandum and articles of association). As privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, Alternative Investments do not issue proxies. Instead, they often solicit consents from their limited partners, members or shareholders.

As an investment manager, Pluscios in the normal course of business is typically granted by its clients the authority to vote the solicitations or consents of Alternative Investments and the proxies of securities directly held by clients that are not under the management of a sub-adviser (e.g., securities that are received from in-kind redemptions). In accordance with the Investment Advisers Act of 1940, as amended (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable fiduciary and regulatory standards, Pluscios’ objective is to vote the solicitations, consents and proxies (hereinafter referred to as “proxies”) in the best interests of its clients. To further that objective, PLUSCIOS has adopted these Proxy Voting Policies and Procedures.

The Proxy Voting Process

1.            Voting in General. PLUSCIOS’ Investment Committee (“IC”) as part of its ongoing analysis of client holdings monitors significant developments relating to the portfolio of Alternative Investments. Because in the context of Alternative Investments each solicited vote raises unique questions and is an integral part of PLUSCIOS’ investment process, each proxy or other solicitation with respect to Alternative Investments will be analyzed by a member or members of the IC on a case-by-case basis.

For proxies received with respect to any securities other than Alternative Investments held directly by PLUSCIOS’ clients, for which PLUSCIOS has voting responsibility, PLUSCIOS will defer the vote to a proxy voting service and vote in accordance with their recommendation.

Situations may arise in which more than one client invests in the same Alternative Investment or securities. In addition, two or more funds/clients may be invested in strategies having different investment objectives, investment styles or portfolio managers. As a result, PLUSCIOS may cast different votes on behalf of different clients.

2.            Responsibility for Vote for Alternative Investments – Primary Contact for the Manager of the Underlying Hedge Fund or Other Person Identified by Compliance Officer. Where the proxy being voted is with respect to interests in an underlying hedge fund (“UHF”) owned by a PLUSCIOS client over which PLUSCIOS has discretionary investment authority, it shall be the responsibility of the Primary Contact in the IC for the investment manager of the UHF to vote the proxies in a timely manner and otherwise in accordance with these procedures. In the absence of the Primary Contact, the Compliance Officer shall assign such responsibility to another person in the IC in accordance with the procedures set forth below in this section.

3.            Procedures for Voting Proxies. PLUSCIOS has adopted the following procedures in order to ensure that all proxy materials are processed in a timely fashion:

• All proxies and related materials received by PLUSCIOS shall be forwarded to the designated IC member with a copy to the Compliance Officer.
• The Compliance Officer will promptly follow up via e-mail to ensure that if the designated person is unavailable, the proxy material is assigned to another member of the IC. The person assigned responsibility is referred to herein as the “IC Designate”. If the Compliance Officer is absent, a Principal of PLUSCIOS will perform this follow up.
• The IC Designate will analyze the proxy materials and make a decision on how to vote each proxy, conferring with the other members of the IC if appropriate (absent material conflicts of interest – if there are material conflicts of interest, follow procedures described below in “Material Conflicts of Interest”). The IC Designate shall have responsibility for submitting the proxy prior to the Voting Deadline (and keeping a copy of the proxy, as voted).
• In some cases, proxy materials stipulate how a failure to vote the proxy will be interpreted (for example, proxy materials may stipulate that no vote will be deemed to be a vote for the proposal, or that there is no need to submit a proxy if there is an intention to vote in favor of the proposal). In such a case, the IC Designate must still determine how to vote the proxy, and convey this decision as described above. If the IC Designate decides that a proxy should not be submitted that decision shall be communicated to the UHF and a copy of that communication shall be kept in the files.

Material Conflicts of Interest

Rule 206(4)-6 under the Advisers Act requires that the proxy voting procedures adopted and implemented by a registered investment adviser include procedures that address material conflicts of interests that may arise between the investment adviser and its clients. Material conflicts of interest may arise when management of a PLUSCIOS investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may affect PLUSCIOS’ relationship with such company and materially impact PLUSCIOS’ business; or when a personal relationship between a PLUSCIOS officer and management of a company or other proponents of proxy proposals could impact the voting decision.

In addition, PLUSCIOS has adopted the procedures discussed in the following section to address material conflicts of interest.

Escalation of conflicts of interest

The IC Designate, along with the Compliance Officer, is responsible for identifying potential material conflicts of interests. When a potential material conflict of interest has been identified between the interests of PLUSCIOS and its clients, it is the responsibility of the full IC to evaluate the matter and determine whether an actual material conflict of interest exists.

In the event an actual material conflict of interest exists, the final voting decision will be made by the full IC.

Depending upon the nature of the material conflict, PLUSCIOS may elect to take one or more of the following measures, or other appropriate action:

X	removing certain PLUSCIOS personnel from the proxy voting process;
X	“walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
X	deferring the vote to a proxy voting service and vote in accordance with its recommendation; or deferring the vote to an independent person or body

The resolution of all potential and actual material conflict issues presented to the full IC will be thoroughly documented.

Recordkeeping

PLUSCIOS is required to maintain for five (5) years all records relating to the proxy voting process (the first two years in an easily accessible place). Those records will include the following:

X	a copy of the PLUSCIOS Proxy Voting Policies and Procedures;
X	a copy of each proxy statement received on behalf of PLUSCIOS clients;
X	a record of each vote cast on behalf of PLUSCIOS client holdings;
X	a copy of all documents created by PLUSCIOS personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision; and
X
A copy of each written request by a client for information on how PLUSCIOS voted proxies on behalf of the client, as well as a copy of any written response by PLUSCIOS to any request by a PLUSCIOS client for information on how PLUSCIOS voted proxies on behalf of our client.

Adopted: June 2008, Confirmed through December 2012

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1)
Report of Independent Registered Public Account Firm, Statement of Assets and Liabilities, and Notes to Statement of Assets and Liabilites are included in the Statement of Additional Information  filed herewith.

(2)	(a)
Agreement And Declaration of Trust of Registrant as amended and restated on April 2, 2013 (Exhibit incorporated by reference as filed as Exhibit (2)(a) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

(b)
By-Laws of Registrant as amended and restated on December 18, 2012 (Exhibit incorporated by reference as filed as Exhibit (2)(b) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149). .

	(c)		Not Applicable.

	(d)		See Item 25(2)(a).

	(e)		Included in Registrant's Prospectus.

	(f)		Not applicable.

	(g)	(1)
Investment Advisory Agreement between  Financial Solutions, Inc. and Registrant dated February 26, 2013 (Exhibit incorporated by reference as filed as Exhibit (g)(1) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

(2)
Sub-Advisory Agreement between Financial Solutions, Inc. and Meritage Capital LLC dated February 26, 2013 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

(3)
Sub-Advisory Agreement between Financial Solutions, Inc. and Pluscios Management LLC dated February 26, 2013 (Exhibit incorporated by reference as filed as Exhibit (g)(3) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

(h)
Distribution Agreement between Foreside Fund Services, LLC and Registrant dated April 9, 2013 (Exhibit incorporated by reference as filed as Exhibit (h) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

	(i)		Not applicable.

(j)
Global Custody Agreement between Registrant and Union Bank, N.A. dated January 14, 2013 (Exhibit incorporated by reference as filed as Exhibit (j) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

	(k)	(1)
 Expense Limitation Agreement between Registrant and Financial Solutions, Inc. dated February 26, 2013 (Exhibit incorporated by reference as filed as Exhibit (k)(1) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

	(k)	(2)
Closed End Fund Services Agreement between Registrant and Atlantic Fund Administration, LLC dated April 18, 2013 (Exhibit incorporated by reference as filed as Exhibit (k)(2) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

	(l)		Opinion and Consent of Counsel to the Trust is filed herewith.

	(m)		Not applicable.

	(n)		Independent Registered Public Accounting Firm Consent filed herewith .

	(o)		Not applicable.

(p)
Initial Capital Purchase Agreement dated March 15, 2013 (Exhibit incorporated by reference as filed as Exhibit (p) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

	(q)		Not applicable.

	(r)	(1)
Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (r)(1) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

(2)
Code of Ethics adopted by Financial Solutions, Inc. (Exhibit incorporated by reference as filed as Exhibit (r)(2) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

(3)
Code of Ethics adopted by Meritage Capital LLC (Exhibit incorporated by reference as filed as Exhibit (r)(3) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149)

(4)
Code of Ethics adopted by Pluscios Management LLC Registrant (Exhibit incorporated by reference as filed as Exhibit (r)(4) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149)

Other Exhibits:
(A)
Powers of Attorney for Carol Befanis O’Donnell and William S. Reeser, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in pre-effective amendment No. 2 via EDGAR on April 23, 2013, accession number 0001435109-13-000149) .

Item 26.	Marketing Arrangements

Not applicable.

Item 27.	Other Expenses of Issuance And Distribution

All figures are estimates:
Accounting fees and expenses	$40,000
Legal fees and expenses	$40,000
Printing and engraving	$9,000
Miscellaneous	$8,000
Total	$97,000

Item 28.	Persons Controlled By or Under Common Control

After completion of the private offering of interests, Registrant expects that no person will be directly or indirectly under common control with Registrant, except that Registrant may be deemed to be controlled by Financial Solutions, Inc., the Registrant's investment adviser, an Oklahoma corporation which is controlled by Gary Gould.

Item 29.	Number of Holders of Securities

Information set forth below is as of May 9 , 2013.

Title of Class	Number of Record Holders
FSI Low Beta Asbolute Return Fund	1

Item 30.	Indemnification

Section 8.2 of the Registrant’s Agreement and Declaration of Trust states:

The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a “Covered Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable attorneys’ and accountants’ fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he or she may be involved or with which he or she may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Unitholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of such Covered Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”).  Expenses, including attorneys’ and accountants’ fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

With respect to indemnification of the Adviser to the Trust, Section 7 of the Investment Advisory Agreement between the Trust and Financial Solutions, Inc. includes language similar to the following:

(a) The Adviser shall indemnify the Fund and its officers, directors, employees, affiliates and agents (each, a “Fund Indemnitee”) for, and shall defend and hold each Fund Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) (collectively, the “Losses”) incurred by the Fund Indemnitee and arising from or in connection with the performance of this Agreement or a Subadvisory Agreement and resulting from the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the breach of its fiduciary duty to the Fund under federal securities laws or state laws; provided, however, no such indemnification shall be required to the extent that the Losses result from the Fund’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or the Fund’s reckless disregard of its duties or obligations under this Agreement.

(b)  The Fund shall indemnify the Adviser, its officers, directors, employees, affiliates and agents (each, an “Adviser Indemnitee”) for, and shall defend and hold each Adviser Indemnitee harmless from all Losses incurred by the Adviser Indemnitee and arising from or in connection with the performance of its duties under this Agreement; provided, however, no such indemnification shall be required to the extent that the Losses result from the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the Adviser’s breach of its fiduciary duty under federal securities laws and state law.

(c)   Upon the assertion of a claim for which a party may be required to indemnify an Fund Indemnitee or an Adviser Indemnity (each, an “Indemnitee”), the Indemnitee must promptly notify the indemnifying party of such assertion, and shall keep the indemnifying party advised with respect to all developments concerning such claim.  The indemnifying party shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee.  The Indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be required to indemnify it except with the indemnifying party’s prior written consent, which shall not be unreasonably withheld, conditioned or delayed; notwithstanding Sections 7(a) and 7(b) hereof, in the event the Indemnitee has not secured such consent from the indemnifying party, the indemnifying party shall have no obligation to indemnify the Indemnitee.

With respect to indemnification of Meritage Capital, LLC to the Trust, Section 7 of the Subadvisory Agreement between the Trust, Meritage Capital, LLC and Financial Solutions, Inc. includes language similar to the following:

(a) The Subadviser shall indemnify the Fund, the Adviser, and their respective officers, directors, employees, affiliates, and agents (each, a “Fund Indemnitee”) for, and shall defend and hold each Fund Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) (collectively, “Losses”) incurred by the Fund Indemnitee and arising from or in connection with the Subadviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Subadviser’s reckless disregard of its duties or obligations under this Agreement, or the Subadviser’s breach of its fiduciary duty to the Fund under federal securities laws or state laws; provided, however, the Subadviser shall not be required to indemnify a Fund Indemnitee to the extent that Losses result from the Fund or the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of their respective duties under this Agreement, the Fund’s or the Adviser’s reckless disregard of their respective duties or obligations under this Agreement, or the Adviser’s breach of its fiduciary duty to the Fund under federal securities laws or state laws.

(b)  The Fund shall indemnify the Subadviser, its officers, directors, partners, employees, affiliates, and agents (each, a “Subadvisory Indemnitee”) for, and shall defend and hold each Subadvisory Indemnitee harmless from all Losses incurred by the Subadvisory Indemnitee and arising from or in connection with the performance of its duties under this Agreement; provided, however, the Fund shall not be required to indemnify a Subadvisory Indemnity to the extent that Losses result from the Subadviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Subadviser’s reckless disregard of its duties or obligations under this Agreement, or the Subadviser’s breach of its fiduciary duty to the Fund under federal securities laws and state law.

(c) The Adviser shall indemnify each Subadvisory Indemnitee for, and shall defend and hold each Subadvisory Indemnitee harmless from all Losses incurred by the Subadvisory Indemnitee and arising from or in connection the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement, or the Adviser’s breach of fiduciary duty under federal securities laws or state laws; provided, however, the Adviser shall not be required to indemnify a Subadvisory Indemnitee to the extent that Losses result from the Subadviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Subadviser’s reckless disregard of its duties or obligations under this Agreement, or the Subadviser’s breach of its fiduciary duty to the Fund under federal securities laws and state law.

(d)  Upon the assertion of a claim for which a party may be required to indemnify a Fund Indemnitee or Subadvisory Indemnitee (each, an “Indemnitee”), the Indemnitee must promptly notify the indemnifying party of such assertion, and shall keep the indemnifying party advised with respect to all developments concerning such claim.  The indemnifying party shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee.  The Indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be required to indemnify it except with the indemnifying party’s prior written consent, which shall not be unreasonably withheld, conditioned or delayed; notwithstanding Sections 7(a), 7(b), and 7(c) hereof, in the event the Indemnitee has not secured such consent from the indemnifying party, the indemnifying party shall have no obligation to indemnify the Indemnitee.

With respect to indemnification of Pluscios Management LLC to the Trust, Section 7 of the Subadvisory Agreement between the Trust, Pluscios Management LLC and Financial Solutions, Inc. includes language similar to the following:

    (a)  The Subadviser shall indemnify the Fund, the Adviser, and their respective officers, directors, employees, affiliates, and agents (each, a “Fund Indemnitee”) for, and shall defend and hold each Fund Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) (collectively, “Losses”) incurred by the Fund Indemnitee and arising from or in connection with the Subadviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Subadviser’s reckless disregard of its duties or obligations under this Agreement, or the Subadviser’s breach of its fiduciary duty to the Fund under federal securities laws or state laws; provided, however, the Subadviser shall not be required to indemnify a Fund Indemnitee to the extent that Losses result from the Fund or the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of their respective duties under this Agreement, the Fund’s or the Adviser’s reckless disregard of their respective duties or obligations under this Agreement, or the Adviser’s breach of its fiduciary duty to the Fund under federal securities laws or state laws.

(b)  The Fund shall indemnify the Subadviser, its officers, directors, partners, employees, affiliates, and agents (each, a “Subadvisory Indemnitee”) for, and shall defend and hold each Subadvisory Indemnitee harmless from all Losses incurred by the Subadvisory Indemnitee and arising from or in connection with the performance of its duties under this Agreement; provided, however, the Fund shall not be required to indemnify a Subadvisory Indemnity to the extent that Losses result from the Subadviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Subadviser’s reckless disregard of its duties or obligations under this Agreement, or the Subadviser’s breach of its fiduciary duty to the Fund under federal securities laws and state law.

(c) The Adviser shall indemnify each Subadvisory Indemnitee for, and shall defend and hold each Subadvisory Indemnitee harmless from all Losses incurred by the Subadvisory Indemnitee and arising from or in connection the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement, or the Adviser’s breach of fiduciary duty under federal securities laws or state laws; provided, however, the Adviser shall not be required to indemnify a Subadvisory Indemnitee to the extent that Losses result from the Subadviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement, the Subadviser’s reckless disregard of its duties or obligations under this Agreement, or the Subadviser’s breach of its fiduciary duty to the Fund under federal securities laws and state law.

(d)           Upon the assertion of a claim for which a party may be required to indemnify a Fund Indemnitee or Subadvisory Indemnitee (each, an “Indemnitee”), the Indemnitee must promptly notify the indemnifying party of such assertion, and shall keep the indemnifying party advised with respect to all developments concerning such claim.  The indemnifying party shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee.  The Indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be required to indemnify it except with the indemnifying party’s prior written consent, which shall not be unreasonably withheld, conditioned or delayed; notwithstanding Sections 7(a), 7(b), and 7(c) hereof, in the event the Indemnitee has not secured such consent from the indemnifying party, the indemnifying party shall have no obligation to indemnify the Indemnitee.

With respect to indemnification of the underwriter of the Trust, Section 7 of the Distribution Agreement provides:

A.           The Fund shall indemnify, defend and hold the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Distributor Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or relating to (i) the Distributor serving as distributor of the Fund pursuant to this Agreement; (ii) the Fund’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (iii) the Fund’s failure to comply with any applicable securities laws or regulations; or (iv) any claim that the Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Fund (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or the common law any violation of any rule of FINRA or of the SEC or any other jurisdiction wherein Units of the Fund are sold, provided, however, that the Fund’ obligation to indemnify any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Fund or their counsel by the Distributor in writing and acknowledging the purpose of its use.  In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Fund or their shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Fund’s agreement to indemnify the Distributor Indemnitees with respect to any action is expressly conditioned upon the Fund being notified of such action or claim of loss brought against any Distributor Indemnitee, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Distributor Indemnitee, unless the failure to give notice does not prejudice the Fund.  Such notification shall be given by letter or by telegram addressed to the Fund’s President, but the failure so to notify the Fund of any such action shall not relieve the Fund from any liability which the Fund may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Fund’s indemnity agreement contained in this Section 7(A).

B.           The Fund shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Fund elects to assume the defense, such defense shall be conducted by counsel chosen by the Fund and approved by the Distributor, which approval shall not be unreasonably withheld.  In the event the Fund elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them.  If the Fund does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Fund or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Fund and the Distributor Indemnitee(s), the Fund will reimburse the Distributor Indemnitee(s) in such suit, for the reasonable fees and expenses of any counsel retained by Distributor and them.  The Fund’s indemnification agreement contained in Sections 7(A) and 7(B) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor Indemnitee(s), and shall survive the delivery of any Units and the termination of this Agreement.  This agreement of indemnity will inure exclusively to the Distributor’s benefit, to the benefit of each Distributor Indemnitee.

C.           The Fund shall advance reasonable attorney’s fees and other expenses incurred by a Distributor Indemnitee in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this Section 7 to the maximum extent permissible under applicable law.

D.           The Distributor shall indemnify, defend and hold the Fund, their affiliates, and each of their respective directors, officers, employees, representatives, and any person who controls or previously controlled the Fund within the meaning of Section 15 of the 1933 Act (collectively, the “Fund Indemnitees”), free and harmless from and against any and all Losses that any Fund Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Fund (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Fund by the Distributor in writing.  In no event shall anything contained herein be so construed as to protect the Fund against any liability to the Distributor to which the Fund would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Distributor’s agreement to indemnify the Fund Indemnitees is expressly conditioned upon the Distributor’s being notified of any action or claim of loss brought against a Fund Indemnitee, such notification to be given by letter or telegram addressed to the Distributor’s President, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Fund Indemnitee, unless the failure to give notice does not prejudice the Distributor.  The failure so to notify the Distributor of any such action shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 7(D).

E.           The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Fund Indemnitee, which approval shall not be unreasonably withheld.  In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the Fund Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them.  If the Distributor does not elect to assume the defense of any such suit, or in case the Fund does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Distributor and the Fund Indemnitee(s), the Distributor will reimburse the Fund Indemnitee(s) in such suit, for the reasonable fees and expenses of any counsel retained by the Fund and them.  The Distributor’s indemnification agreement contained in Sections 7(D) and (E) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Fund Indemnitee(s), and shall survive the delivery of any Units and the termination of this Agreement.  This Agreement of indemnity will inure exclusively to the Fund’s benefit, to the benefit of each Fund Indemnitee.

F.           No person shall be obligated to provide indemnification under this Section 6 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act or the rules of the FINRA; provided, however, in such event indemnification shall be provided under this Section 7 to the maximum extent so permissible.

Item 31.	Business and Other Connections of Adviser

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC (File No. 801-62917) dated April 1, 2013.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Meritage Capital, LLC, the response to this Item is incorporated by reference to Meritage Capital, LLC’s Form ADV on file with the SEC (File No. 801-65011) dated March 28, 2013.  Meritage Capital, LLC’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Pluscios Management LLC, the response to this Item is incorporated by reference to Pluscios Management LLC’s Form ADV on file with the SEC (File No. 801-69256) dated March 15, 2013.  Pluscios Management LLC’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in the Statement of Additional Information included in this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 31 hereof.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

1.	Not applicable.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes:

(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)
to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)
to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)
That, for purposes of determining liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d)
That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C:  Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

 The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	Not applicable.

6.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tulsa, and State of Oklahoma, on the 9th day of May , 2013.

FSI Low Beta Absolute Return Fund

Principal Executive Officer

/s/ Gary W. Gould
Gary W. Gould, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on May 9 , 2013.

(a)	Principal Executive Officer

/s/ Gary W. Gould
Gary W. Gould
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Michael J. McKeen
Michael J. McKeen
Principal Financial Officer

(c)	A majority of the Trustees

/s/ Gary W. Gould
Gary W. Gould, Trustee

Carol Befanis O’Donnell, Trustee*

William S. Reeser, Trustee*

By:	/s/ Christopher Madden
Christopher Madden
As Attorney-in-fact

*Pursuant to powers of attorney  previously filed .

INDEX TO EXHIBITS

Exhibit	Description

EX-99.2(l)	Opinion and Consent of Counsel to the Trust is filed herewith.

EX-99.2(n)	Independent Registered Public Accounting Firm Consent is filed herewith .